Vanguard Total Stock Market Index Fund

Schedule of Investments (unaudited)
As of September 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Basic Materials (2.2%)
	Linde plc	15,161,088	2,937,006
	DuPont de Nemours Inc.	20,893,528	1,489,917
	Ecolab Inc.	7,238,127	1,433,439
	Air Products & Chemicals Inc.	6,136,732	1,361,495
	Dow Inc.	20,846,997	993,359
	Newmont Goldcorp Corp.	22,970,392	871,037
	PPG Industries Inc.	6,569,936	778,603
	LyondellBasell Industries NV Class A	7,045,905	630,397
	International Paper Co.	11,056,912	462,400
	Nucor Corp.	8,524,947	434,005
	Celanese Corp. Class A	3,486,961	426,420
	Freeport-McMoRan Inc.	38,529,193	368,724
^	International Flavors & Fragrances Inc.	2,983,949	366,101
	FMC Corp.	3,636,314	318,832
	CF Industries Holdings Inc.	6,130,103	301,601
	Avery Dennison Corp.	2,381,132	270,425
	Eastman Chemical Co.	3,478,184	256,794
	RPM International Inc.	3,654,241	251,448
	Royal Gold Inc.	1,855,629	228,632
	Albemarle Corp.	2,964,046	206,060
	Mosaic Co.	9,731,859	199,503
*	Axalta Coating Systems Ltd.	5,954,180	179,519
	Reliance Steel & Aluminum Co.	1,800,877	179,475
	Steel Dynamics Inc.	5,865,427	174,790
	Versum Materials Inc.	3,020,756	159,889
	Ashland Global Holdings Inc.	1,723,550	132,800
	Huntsman Corp.	5,499,895	127,928
	WR Grace & Co.	1,838,572	122,743
	NewMarket Corp.	246,689	116,459
	Scotts Miracle-Gro Co.	1,062,532	108,187
*	Alcoa Corp.	5,225,938	104,885
*	Ingevity Corp.	1,176,177	99,787
*	Univar Solutions Inc.	4,727,663	98,146
	Balchem Corp.	917,420	90,999
	Olin Corp.	4,633,489	86,739
	Sensient Technologies Corp.	1,181,846	81,134
	PolyOne Corp.	2,205,060	71,995
	Westlake Chemical Corp.	1,094,417	71,706
	Carpenter Technology Corp.	1,359,966	70,256
	HB Fuller Co.	1,481,611	68,984
	Chemours Co.	4,571,807	68,303
	Cabot Corp.	1,494,460	67,729
*	Element Solutions Inc.	6,623,995	67,432
	Domtar Corp.	1,753,320	62,786
	Innospec Inc.	682,502	60,838
	Commercial Metals Co.	3,351,608	58,251
	Quaker Chemical Corp.	359,146	56,795
	Stepan Co.	561,388	54,488
	Minerals Technologies Inc.	1,023,626	54,344

	Compass Minerals International Inc.	960,617	54,265
^	Cleveland-Cliffs Inc.	7,504,807	54,185
^	United States Steel Corp.	4,690,259	54,173
	Kaiser Aluminum Corp.	451,350	44,670
	Worthington Industries Inc.	1,092,360	39,380
	Materion Corp.	555,307	34,074
	Schweitzer-Mauduit International Inc.	874,051	32,724
*	GCP Applied Technologies Inc.	1,687,390	32,482
^	Arch Coal Inc. Class A	420,536	31,204
	Peabody Energy Corp.	2,051,029	30,191
	Neenah Inc.	462,612	30,125
*	Kraton Corp.	912,312	29,459
	CSW Industrials Inc.	413,419	28,538
	Ferro Corp.	2,343,817	27,798
	Warrior Met Coal Inc.	1,391,193	27,156
*	Coeur Mining Inc.	5,437,448	26,154
	Hecla Mining Co.	13,287,198	23,385
	Chase Corp.	194,247	21,249
*	Codexis Inc.	1,510,288	20,714
*	AdvanSix Inc.	804,143	20,683
	US Silica Holdings Inc.	2,090,691	19,987
	Innophos Holdings Inc.	582,207	18,898
	Tronox Holdings plc Class A	2,246,635	18,647
*	AK Steel Holding Corp.	7,598,547	17,249
	PH Glatfelter Co.	1,109,597	17,077
	Tredegar Corp.	845,920	16,512
*	PQ Group Holdings Inc.	1,034,752	16,494
*	Koppers Holdings Inc.	534,518	15,613
*	SunCoke Energy Inc.	2,629,431	14,830
*	Contura Energy Inc.	473,958	13,252
*	OMNOVA Solutions Inc.	1,284,491	12,935
	Hawkins Inc.	280,320	11,914
	Schnitzer Steel Industries Inc.	568,195	11,739
*	Verso Corp.	895,687	11,089
*	Clearwater Paper Corp.	465,239	9,826
	Haynes International Inc.	271,822	9,742
*	Century Aluminum Co.	1,417,898	9,408
	American Vanguard Corp.	585,025	9,185
	Kronos Worldwide Inc.	739,566	9,148
	FutureFuel Corp.	731,582	8,735
*	Intrepid Potash Inc.	2,547,743	8,331
	Resolute Forest Products Inc.	1,670,830	7,853
*	CONSOL Energy Inc.	471,945	7,377
*	Veritiv Corp.	401,703	7,263
*	TimkenSteel Corp.	969,403	6,098
	Rayonier Advanced Materials Inc.	1,388,567	6,013
	Gold Resource Corp.	1,838,819	5,608
^,*	Energy Fuels Inc.	2,666,656	5,147
^,*	ChromaDex Corp.	1,265,117	4,978
^,*	Uranium Energy Corp.	4,831,743	4,710
	Synalloy Corp.	280,770	4,478
*	Universal Stainless & Alloy Products Inc.	275,820	4,303
	Olympic Steel Inc.	288,528	4,155
^,*	Hi-Crush Inc.	2,164,803	3,767
*	LSB Industries Inc.	681,035	3,528
*	Ryerson Holding Corp.	410,113	3,498
^,*	Ur-Energy Inc.	4,610,759	2,799

^,*	AgroFresh Solutions Inc.	1,033,962	2,719
^,*	Marrone Bio Innovations Inc.	1,883,507	2,656
	Northern Technologies International Corp.	139,390	1,762
	Hallador Energy Co.	470,019	1,701
*	Ampco-Pittsburgh Corp.	420,452	1,547
	United-Guardian Inc.	52,450	983
	Friedman Industries Inc.	125,686	816
*	Ramaco Resources Inc.	209,424	782
*	General Moly Inc.	1,633,202	425
*	Senestech Inc.	325,961	329
*	US Antimony Corp.	409,122	229
^,*	US Gold Corp.	133,257	124
*	Centrus Energy Corp. Class A	31,801	116
*	NL Industries Inc.	26,976	101
	Flexible Solutions International Inc.	42,747	101
*	Paramount Gold Nevada Corp.	65,976	45
^,*	Golden Minerals Co.	130,813	32
*	Solitario Zinc Corp.	107,374	30
*	Ikonics Corp.	2,096	14
			18,322,892
Consumer Goods (8.1%)
	Procter & Gamble Co.	70,167,955	8,727,490
	Coca-Cola Co.	107,633,850	5,859,587
	PepsiCo Inc.	39,227,282	5,378,060
	Philip Morris International Inc.	43,606,520	3,311,043
	NIKE Inc. Class B	35,101,766	3,296,758
	Mondelez International Inc. Class A	40,143,355	2,220,730
	Altria Group Inc.	52,375,157	2,142,144
	Colgate-Palmolive Co.	24,048,131	1,767,778
	Kimberly-Clark Corp.	9,617,664	1,366,189
	General Motors Co.	35,721,888	1,338,856
	Estee Lauder Cos. Inc. Class A	6,170,300	1,227,581
	Activision Blizzard Inc.	21,503,125	1,137,945
	Ford Motor Co.	109,963,807	1,007,268
	General Mills Inc.	16,779,670	924,895
^,*	Tesla Inc.	3,759,328	905,509
	Constellation Brands Inc. Class A	4,215,939	873,880
*	Electronic Arts Inc.	8,265,789	808,559
	VF Corp.	8,869,706	789,315
	Tyson Foods Inc. Class A	8,236,067	709,455
	Archer-Daniels-Midland Co.	15,663,736	643,310
	Hershey Co.	4,126,315	639,538
	Aptiv plc	7,210,071	630,304
*	Lululemon Athletica Inc.	3,249,543	625,635
*	Monster Beverage Corp.	10,722,385	622,542
	Corteva Inc.	20,999,788	587,994
	Clorox Co.	3,543,712	538,184
	McCormick & Co. Inc.	3,410,249	533,022
	DR Horton Inc.	9,905,178	522,102
	Church & Dwight Co. Inc.	6,848,989	515,318
	Brown-Forman Corp. Class B	8,193,578	514,393
	Kraft Heinz Co.	17,157,107	479,284
	Kellogg Co.	7,203,430	463,541
	Lennar Corp. Class A	8,023,910	448,135
	Conagra Brands Inc.	13,649,074	418,754
*	Take-Two Interactive Software Inc.	3,158,921	395,939
	Hasbro Inc.	3,326,166	394,783

	Genuine Parts Co.	3,903,640	388,764
*	NVR Inc.	96,308	358,011
	JM Smucker Co.	3,033,362	333,730
	Hormel Foods Corp.	7,483,118	327,237
	Garmin Ltd.	3,700,618	313,405
	Lamb Weston Holdings Inc.	4,109,926	298,874
	Molson Coors Brewing Co. Class B	4,942,007	284,165
	Whirlpool Corp.	1,767,590	279,916
	PulteGroup Inc.	7,156,445	261,568
	Campbell Soup Co.	5,531,455	259,536
*	LKQ Corp.	8,237,287	259,063
*	US Foods Holding Corp.	6,105,524	250,937
^	Keurig Dr Pepper Inc.	7,932,652	216,720
	Fortune Brands Home & Security Inc.	3,953,478	216,255
	Bunge Ltd.	3,801,336	215,232
	Pool Corp.	1,059,912	213,784
	Tapestry Inc.	8,024,714	209,044
	BorgWarner Inc.	5,694,888	208,888
*	Post Holdings Inc.	1,920,420	203,257
	Lear Corp.	1,720,314	202,825
*	Mohawk Industries Inc.	1,626,400	201,787
	Newell Brands Inc.	10,730,115	200,868
	Gentex Corp.	7,233,430	199,173
^,*	Wayfair Inc.	1,714,093	192,184
*	WABCO Holdings Inc.	1,410,800	188,695
	PVH Corp.	2,097,166	185,033
*	Middleby Corp.	1,552,064	181,436
	Harley-Davidson Inc.	4,435,094	159,530
	Ingredion Inc.	1,900,314	155,332
	Hanesbrands Inc.	10,099,506	154,724
	Toll Brothers Inc.	3,680,706	151,093
	Leggett & Platt Inc.	3,658,745	149,789
	Polaris Inc.	1,643,653	144,658
*	Skechers U.S.A. Inc. Class A	3,740,073	139,692
*	Zynga Inc. Class A	23,486,090	136,689
*	Capri Holdings Ltd.	4,026,296	133,512
	Ralph Lauren Corp. Class A	1,382,897	132,025
	Brunswick Corp.	2,432,009	126,756
	Flowers Foods Inc.	5,280,587	122,140
*	Deckers Outdoor Corp.	807,649	119,015
	Valvoline Inc.	5,311,636	117,015
	Carter's Inc.	1,258,600	114,797
^,*	Mattel Inc.	9,726,266	110,782
*	Helen of Troy Ltd.	699,268	110,247
*	Under Armour Inc. Class A	5,477,991	109,231
*	Herbalife Nutrition Ltd.	2,772,843	104,980
*	Tempur Sealy International Inc.	1,276,068	98,512
*	Under Armour Inc. Class C	5,197,725	94,235
	Goodyear Tire & Rubber Co.	6,472,371	93,235
	Coty Inc. Class A	8,530,816	89,659
*	TreeHouse Foods Inc.	1,597,763	88,596
*	Darling Ingredients Inc.	4,625,845	88,492
	KB Home	2,535,674	86,213
*	Boston Beer Co. Inc. Class A	233,321	84,948
	Sanderson Farms Inc.	561,090	84,910
	Thor Industries Inc.	1,480,157	83,836
	J&J Snack Foods Corp.	418,746	80,399

*	Taylor Morrison Home Corp. Class A	3,076,515	79,805
	Steven Madden Ltd.	2,195,819	78,588
	Herman Miller Inc.	1,664,856	76,733
	Energizer Holdings Inc.	1,750,131	76,271
	Columbia Sportswear Co.	764,280	74,051
	Lancaster Colony Corp.	532,999	73,900
*	Meritage Homes Corp.	1,019,407	71,715
	WD-40 Co.	390,593	71,689
	Nu Skin Enterprises Inc. Class A	1,564,634	66,544
*	Visteon Corp.	790,019	65,208
	Wolverine World Wide Inc.	2,305,179	65,144
	Spectrum Brands Holdings Inc.	1,228,246	64,753
*	TRI Pointe Group Inc.	4,177,405	62,828
*	Fox Factory Holding Corp.	1,007,858	62,729
^,*	Beyond Meat Inc.	421,952	62,711
*	Dorman Products Inc.	786,929	62,592
*	Welbilt Inc.	3,644,154	61,440
	LCI Industries	665,121	61,091
	MDC Holdings Inc.	1,397,281	60,223
	Dana Inc.	4,015,250	57,980
	Kontoor Brands Inc.	1,529,452	53,684
	Callaway Golf Co.	2,726,754	52,926
*	Edgewell Personal Care Co.	1,540,680	50,057
*	Hain Celestial Group Inc.	2,231,520	47,922
*	Cavco Industries Inc.	249,012	47,833
*	Freshpet Inc.	956,233	47,592
*	Pilgrim's Pride Corp.	1,463,840	46,909
*	Crocs Inc.	1,681,257	46,672
^,*	LGI Homes Inc.	554,043	46,163
^,*	iRobot Corp.	745,612	45,982
	Steelcase Inc. Class A	2,456,322	45,196
*	Hostess Brands Inc. Class A	3,209,741	44,888
	La-Z-Boy Inc.	1,333,344	44,787
	HNI Corp.	1,256,338	44,600
	Calavo Growers Inc.	464,050	44,168
*	Skyline Champion Corp.	1,413,676	42,538
*	Meritor Inc.	2,257,383	41,762
	Coca-Cola Consolidated Inc.	134,150	40,764
*	Gentherm Inc.	973,003	39,976
*	American Woodmark Corp.	442,299	39,325
	Universal Corp.	695,148	38,101
^	Vector Group Ltd.	3,171,557	37,773
	Cooper Tire & Rubber Co.	1,419,777	37,085
^	B&G Foods Inc.	1,863,965	35,248
	Inter Parfums Inc.	492,749	34,478
	Knoll Inc.	1,344,791	34,090
	Oxford Industries Inc.	471,944	33,838
	Cal-Maine Foods Inc.	845,810	33,794
	Medifast Inc.	318,558	33,012
*	Sleep Number Corp.	793,338	32,781
	Delphi Technologies plc	2,433,573	32,610
*	G-III Apparel Group Ltd.	1,232,148	31,752
	Winnebago Industries Inc.	809,678	31,051
*	Central Garden & Pet Co. Class A	1,114,285	30,894
*	M/I Homes Inc.	811,750	30,562
	Seaboard Corp.	6,871	30,061
	Fresh Del Monte Produce Inc.	845,696	28,847

	ACCO Brands Corp.	2,751,146	27,154
*	American Axle & Manufacturing Holdings Inc.	3,135,659	25,775
	Interface Inc. Class A	1,685,388	24,337
^,*	Fitbit Inc. Class A	6,328,173	24,110
*	USANA Health Sciences Inc.	350,919	23,999
*	Century Communities Inc.	779,946	23,890
	Standard Motor Products Inc.	489,414	23,761
	Acushnet Holdings Corp.	898,037	23,708
*	Stoneridge Inc.	743,240	23,018
^,*	Levi Strauss & Co. Class A	1,169,724	22,272
	John B Sanfilippo & Son Inc.	224,713	21,707
*	Garrett Motion Inc.	2,058,602	20,504
^,*	YETI Holdings Inc.	730,726	20,460
	Tupperware Brands Corp.	1,238,563	19,656
^	MGP Ingredients Inc.	391,564	19,453
	Kimball International Inc. Class B	1,007,919	19,453
*	William Lyon Homes Class A	951,095	19,364
	Sturm Ruger & Co. Inc.	460,963	19,250
	Lennar Corp. Class B	416,813	18,494
*	Cooper-Standard Holdings Inc.	448,482	18,334
*	Malibu Boats Inc. Class A	585,419	17,961
*	Universal Electronics Inc.	351,183	17,875
^,*	Sonos Inc.	1,285,736	17,242
*	Glu Mobile Inc.	3,343,225	16,683
^	Tootsie Roll Industries Inc.	439,520	16,324
	Tenneco Inc. Class A	1,297,451	16,244
	Andersons Inc.	705,920	15,834
*	GoPro Inc. Class A	3,036,844	15,746
*	Fossil Group Inc.	1,242,538	15,544
^	National Beverage Corp.	343,236	15,226
	National Presto Industries Inc.	164,312	14,639
*	elf Beauty Inc.	790,418	13,840
	Ethan Allen Interiors Inc.	717,163	13,698
*	Beazer Homes USA Inc.	919,244	13,697
*	Modine Manufacturing Co.	1,178,241	13,397
	Phibro Animal Health Corp. Class A	600,067	12,799
*	Primo Water Corp.	1,037,747	12,744
*	Central Garden & Pet Co.	380,210	11,114
	Movado Group Inc.	443,817	11,033
*	Funko Inc. Class A	483,902	9,956
*	Motorcar Parts of America Inc.	572,617	9,677
*	Vista Outdoor Inc.	1,476,522	9,140
*	American Outdoor Brands Corp.	1,496,453	8,754
	Clarus Corp.	714,557	8,378
*	Unifi Inc.	359,769	7,886
	Alico Inc.	231,151	7,864
*	MasterCraft Boat Holdings Inc.	524,393	7,827
	Limoneira Co.	420,319	7,717
*	Seneca Foods Corp. Class A	229,081	7,143
^,*	22nd Century Group Inc.	3,109,430	7,027
	Rocky Brands Inc.	204,530	6,797
	Johnson Outdoors Inc. Class A	115,360	6,755
^	Camping World Holdings Inc. Class A	741,915	6,603
*	Vera Bradley Inc.	642,798	6,492
	Oil-Dri Corp. of America	168,965	5,755
	Culp Inc.	342,877	5,589
*	Farmer Brothers Co.	424,072	5,492

*	Arlo Technologies Inc.	1,605,618	5,475
	Turning Point Brands Inc.	234,995	5,419
	Hooker Furniture Corp.	222,115	4,762
^,*	New Age Beverages Corp.	1,696,362	4,682
^,*	Akoustis Technologies Inc.	582,005	4,511
*	Lovesac Co.	226,380	4,227
^,*	Revlon Inc. Class A	177,875	4,178
	Superior Group of Cos. Inc.	257,725	4,155
^,*	ZAGG Inc.	649,131	4,070
	Bassett Furniture Industries Inc.	259,296	3,967
	Weyco Group Inc.	175,151	3,960
*	Delta Apparel Inc.	164,129	3,898
*	Craft Brew Alliance Inc.	475,680	3,896
*	Lifevantage Corp.	283,555	3,885
	Titan International Inc.	1,318,663	3,560
^,*	Castle Brands Inc.	2,713,564	3,419
^	Dean Foods Co.	2,816,323	3,267
	Hamilton Beach Brands Holding Co. Class A	192,248	3,109
	Strattec Security Corp.	154,397	3,085
	Flexsteel Industries Inc.	205,657	3,048
^,*	Pyxus International Inc.	225,769	2,953
	Marine Products Corp.	201,101	2,848
*	Lakeland Industries Inc.	229,718	2,793
^,*	Celsius Holdings Inc.	794,634	2,761
	Lifetime Brands Inc.	304,548	2,695
*	Legacy Housing Corp.	163,128	2,643
*	XPEL Inc.	221,179	2,610
*	Core Molding Technologies Inc.	379,867	2,435
	Escalade Inc.	203,212	2,213
*	Veru Inc.	986,059	2,130
*	Shiloh Industries Inc.	465,350	1,927
*	Nature's Sunshine Products Inc.	229,062	1,899
^,*	Hovnanian Enterprises Inc. Class A	96,389	1,855
*	RiceBran Technologies	695,111	1,717
^,*	Vuzix Corp.	699,898	1,596
*	Natural Alternatives International Inc.	185,746	1,551
	Kewaunee Scientific Corp.	97,556	1,520
	Rocky Mountain Chocolate Factory Inc.	162,523	1,520
^,*	cbdMD Inc.	353,500	1,400
	Acme United Corp.	67,139	1,344
^,*	Blink Charging Co.	521,114	1,339
*	Libbey Inc.	385,864	1,293
*	Vince Holding Corp.	61,103	1,160
*	Lipocine Inc.	411,503	1,156
	Superior Industries International Inc.	392,385	1,134
^,*	Centric Brands Inc.	424,318	1,065
*	Alpha Pro Tech Ltd.	293,929	1,061
*	S&W Seed Co.	431,256	1,026
*	Coffee Holding Co. Inc.	230,234	912
*	Reed's Inc.	681,674	886
^,*	Bridgford Foods Corp.	26,643	804
*	Charles & Colvard Ltd.	448,932	732
	Mannatech Inc.	37,357	644
^,*	Eastman Kodak Co.	231,343	611
*	US Auto Parts Network Inc.	392,520	608
*	New Home Co. Inc.	136,011	593
^,*	Innovate Biopharmaceuticals Inc.	514,938	551

*	LS Starrett Co. Class A	85,681	497
*	Willamette Valley Vineyards Inc.	66,863	463
	Crown Crafts Inc.	70,876	443
*	Tandy Leather Factory Inc.	93,624	438
*	Nautilus Inc.	225,288	304
	Jerash Holdings US Inc.	35,254	264
*	JAKKS Pacific Inc.	260,169	222
^,*	Sequential Brands Group Inc.	860,887	191
	CompX International Inc.	12,502	179
^,*	Nova Lifestyle Inc.	225,306	142
*	Zedge Inc. Class B	81,694	136
	P&F Industries Inc. Class A	19,462	130
*	Lifeway Foods Inc.	43,222	95
	Ocean Bio-Chem Inc.	24,882	85
	Unique Fabricating Inc.	25,425	73
*	Koss Corp.	17,870	36
*	CTI Industries Corp.	16,764	34
*	Summer Infant Inc.	80,606	29
*	Emerson Radio Corp.	18,325	18
*	Hovnanian Enterprises Inc. Class B	772	15
*	Dixie Group Inc.	2,098	3
*	Cyanotech Corp.	600	1
			66,714,512
Consumer Services (13.5%)
*	Amazon.com Inc.	11,780,957	20,450,681
	Home Depot Inc.	30,688,937	7,120,447
	Walt Disney Co.	50,477,133	6,578,180
	Comcast Corp. Class A	127,019,760	5,726,051
	Walmart Inc.	40,027,386	4,750,450
	McDonald's Corp.	21,294,413	4,572,123
	Costco Wholesale Corp.	12,332,777	3,553,196
*	Netflix Inc.	12,265,294	3,282,438
	Starbucks Corp.	31,896,890	2,820,323
	Lowe's Cos. Inc.	21,940,995	2,412,632
*	Booking Holdings Inc.	1,191,852	2,339,141
	CVS Health Corp.	36,439,756	2,298,255
*	Charter Communications Inc. Class A	4,350,515	1,792,934
	TJX Cos. Inc.	30,623,270	1,706,941
	Target Corp.	14,331,946	1,532,228
	Walgreens Boots Alliance Inc.	21,528,271	1,190,729
	Dollar General Corp.	7,244,737	1,151,478
	Ross Stores Inc.	10,238,996	1,124,754
	Sysco Corp.	13,711,109	1,088,662
	Yum! Brands Inc.	8,532,738	967,868
	Delta Air Lines Inc.	16,422,377	945,929
	Marriott International Inc. Class A	7,403,340	920,753
	eBay Inc.	22,373,774	872,130
*	O'Reilly Automotive Inc.	2,147,087	855,636
*	Dollar Tree Inc.	6,669,976	761,444
	Hilton Worldwide Holdings Inc.	8,058,206	750,300
*	AutoZone Inc.	688,574	746,841
	Southwest Airlines Co.	13,586,322	733,797
	McKesson Corp.	5,184,360	708,495
*	Chipotle Mexican Grill Inc. Class A	774,365	650,831
	Las Vegas Sands Corp.	10,802,254	623,938
	Kroger Co.	22,420,719	578,006
*	United Airlines Holdings Inc.	6,132,738	542,195

	Royal Caribbean Cruises Ltd.	4,696,909	508,816
	Carnival Corp.	11,095,095	484,967
	Expedia Group Inc.	3,578,648	481,006
	Omnicom Group Inc.	6,126,256	479,686
*	Liberty Broadband Corp.	4,521,582	473,274
*	Copart Inc.	5,494,729	441,392
	Best Buy Co. Inc.	6,368,169	439,340
*	CarMax Inc.	4,655,069	409,646
	Darden Restaurants Inc.	3,448,679	407,703
*	Ulta Beauty Inc.	1,558,158	390,552
	CBS Corp. Class B	9,496,520	383,374
*	Burlington Stores Inc.	1,862,442	372,153
	AmerisourceBergen Corp. Class A	4,391,247	361,531
	MGM Resorts International	12,470,663	345,687
	Advance Auto Parts Inc.	1,906,940	315,408
*	Norwegian Cruise Line Holdings Ltd.	6,018,292	311,567
	Fox Corp. Class A	9,748,303	307,413
	Tractor Supply Co.	3,358,483	303,741
	American Airlines Group Inc.	11,217,713	302,542
	Aramark	6,895,619	300,511
	Tiffany & Co.	3,222,195	298,472
*	Altice USA Inc. Class A	9,850,083	282,500
	Domino's Pizza Inc.	1,154,250	282,318
	Wynn Resorts Ltd.	2,562,999	278,649
	FactSet Research Systems Inc.	1,056,359	256,664
	Vail Resorts Inc.	1,125,832	256,194
*	Live Nation Entertainment Inc.	3,853,143	255,617
*	Bright Horizons Family Solutions Inc.	1,649,114	251,490
	Viacom Inc. Class B	10,213,629	245,433
	Interpublic Group of Cos. Inc.	10,763,770	232,067
*	Roku Inc.	2,272,791	231,279
	Service Corp. International	4,785,037	228,773
	Alaska Air Group Inc.	3,469,773	225,223
	Kohl's Corp.	4,531,492	225,034
*	Lyft Inc. Class A	5,451,345	222,633
*	Liberty Media Corp-Liberty Formula One	5,339,261	222,060
*	DISH Network Corp. Class A	6,426,146	218,939
*	Discovery Communications Inc.	8,776,384	216,075
	Nielsen Holdings plc	10,009,346	212,699
*	ServiceMaster Global Holdings Inc.	3,782,611	211,448
*	Trade Desk Inc. Class A	1,091,372	204,687
*	Five Below Inc.	1,571,192	198,127
^	Sirius XM Holdings Inc.	31,623,252	197,803
	News Corp. Class A	13,681,232	190,443
	Dunkin' Brands Group Inc.	2,281,655	181,072
*	Etsy Inc.	3,196,159	180,583
*	Caesars Entertainment Corp.	15,226,550	177,542
	Cable One Inc.	140,368	176,120
*	Liberty Media Corp-Liberty SiriusXM Class C	4,171,720	175,045
	Sabre Corp.	7,729,137	173,094
	Casey's General Stores Inc.	1,014,993	163,576
*	IAA Inc.	3,738,695	156,016
^	Williams-Sonoma Inc.	2,216,464	150,675
	Fox Corp. Class B	4,697,266	148,152
^,*	Uber Technologies Inc.	4,792,132	146,016
	Rollins Inc.	4,223,634	143,899
*	GrubHub Inc.	2,559,154	143,850

*	JetBlue Airways Corp.	8,389,918	140,531
	Wyndham Hotels & Resorts Inc.	2,685,958	138,971
*	Planet Fitness Inc. Class A	2,376,217	137,512
	Gap Inc.	7,919,195	137,477
*	Madison Square Garden Co. Class A	515,330	135,800
*	Discovery Communications Inc. Class A	5,096,440	135,718
	H&R Block Inc.	5,707,131	134,802
	Macy's Inc.	8,570,173	133,180
	Foot Locker Inc.	3,070,678	132,530
*	Grand Canyon Education Inc.	1,342,051	131,789
*	Performance Food Group Co.	2,793,988	128,551
	L Brands Inc.	6,546,341	128,243
	Nexstar Media Group Inc. Class A	1,214,632	124,269
	Aaron's Inc.	1,897,721	121,948
	Wyndham Destinations Inc.	2,564,912	118,037
	Churchill Downs Inc.	950,196	117,306
*	TripAdvisor Inc.	3,011,102	116,469
	Cinemark Holdings Inc.	2,995,418	115,743
*	frontdoor Inc.	2,381,752	115,682
	New York Times Co. Class A	3,980,789	113,373
*	Qurate Retail Group Inc. QVC Group Class A	10,951,929	112,969
	Six Flags Entertainment Corp.	2,185,081	110,980
*	AutoNation Inc.	2,186,463	110,854
	Dolby Laboratories Inc. Class A	1,696,283	109,648
	Marriott Vacations Worldwide Corp.	1,046,759	108,455
^	Cracker Barrel Old Country Store Inc.	659,939	107,339
*	Liberty Media Corp-Liberty SiriusXM Class A	2,581,418	107,310
	Wendy's Co.	5,127,370	102,445
^	Nordstrom Inc.	3,015,899	101,545
*	Floor & Decor Holdings Inc. Class A	1,929,162	98,677
	Texas Roadhouse Inc. Class A	1,873,546	98,399
	TEGNA Inc.	6,063,720	94,170
*	Chegg Inc.	3,139,050	94,015
^,*	Carvana Co. Class A	1,387,878	91,600
	KAR Auction Services Inc.	3,726,975	91,497
	AMERCO	231,373	90,245
*	BJ's Wholesale Club Holdings Inc.	3,476,611	89,940
^	World Wrestling Entertainment Inc. Class A	1,256,360	89,390
*	Ollie's Bargain Outlet Holdings Inc.	1,499,651	87,940
	Choice Hotels International Inc.	967,124	86,035
	Morningstar Inc.	571,415	83,507
	Hyatt Hotels Corp. Class A	1,081,423	79,668
	Lithia Motors Inc. Class A	598,577	79,240
	SkyWest Inc.	1,379,728	79,196
	Strategic Education Inc.	579,137	78,693
*	LiveRamp Holdings Inc.	1,821,695	78,260
*	Hilton Grand Vacations Inc.	2,435,040	77,921
	Extended Stay America Inc.	5,287,245	77,405
	Sinclair Broadcast Group Inc. Class A	1,808,341	77,288
	Graham Holdings Co. Class B	114,633	76,053
^,*	RH	440,002	75,166
*	Murphy USA Inc.	871,163	74,310
	Dick's Sporting Goods Inc.	1,811,984	73,947
*	Shake Shack Inc. Class A	738,042	72,358
	Wingstop Inc.	823,205	71,849
	Monro Inc.	895,867	70,782
	American Eagle Outfitters Inc.	4,342,306	70,432

*	Spirit Airlines Inc.	1,927,670	69,974
^,*	Eldorado Resorts Inc.	1,686,266	67,231
*	Yelp Inc. Class A	1,922,242	66,798
*	Sotheby's	1,131,338	64,464
	Jack in the Box Inc.	703,203	64,076
*	Sprouts Farmers Market Inc.	3,221,854	62,311
*	Cargurus Inc.	1,990,553	61,608
*	Adtalem Global Education Inc.	1,594,795	60,746
	John Wiley & Sons Inc. Class A	1,369,156	60,161
*	AMC Networks Inc. Class A	1,214,343	59,697
*	Penn National Gaming Inc.	3,102,967	57,793
*	Asbury Automotive Group Inc.	564,288	57,744
*	Simply Good Foods Co.	1,928,356	55,903
*	Laureate Education Inc. Class A	3,364,413	55,765
	Allegiant Travel Co. Class A	363,792	54,445
	Boyd Gaming Corp.	2,222,827	53,237
*	National Vision Holdings Inc.	2,187,192	52,646
*	Sally Beauty Holdings Inc.	3,383,320	50,378
*	WW International Inc.	1,314,803	49,726
	Cheesecake Factory Inc.	1,150,237	47,942
	PriceSmart Inc.	669,281	47,586
	Group 1 Automotive Inc.	510,915	47,163
	Hillenbrand Inc.	1,525,814	47,117
*	Urban Outfitters Inc.	1,643,022	46,152
	Penske Automotive Group Inc.	959,183	45,350
*	Avis Budget Group Inc.	1,600,987	45,244
	Brinker International Inc.	1,057,042	45,104
	Bloomin' Brands Inc.	2,331,767	44,140
*	Gray Television Inc.	2,586,029	42,204
	Core-Mark Holding Co. Inc.	1,257,073	40,371
	Meredith Corp.	1,091,640	40,020
	Dave & Buster's Entertainment Inc.	1,025,526	39,944
	Viad Corp.	584,598	39,256
	Red Rock Resorts Inc. Class A	1,910,274	38,788
*	Hertz Global Holdings Inc.	2,790,885	38,626
*	SeaWorld Entertainment Inc.	1,453,885	38,266
*	Groupon Inc. Class A	13,848,831	36,838
*	Denny's Corp.	1,601,044	36,448
	Rent-A-Center Inc.	1,392,360	35,909
	Dine Brands Global Inc.	465,729	35,330
^	Bed Bath & Beyond Inc.	3,195,370	33,999
	Hawaiian Holdings Inc.	1,266,577	33,260
*	Stamps.com Inc.	439,140	32,694
	Gannett Co. Inc.	3,028,502	32,526
*	Herc Holdings Inc.	698,381	32,482
*	Liberty Media Corp-Liberty Formula One Class A	816,187	32,313
*	Chewy Inc.	1,313,941	32,297
*	Scientific Games Corp.	1,575,135	32,054
^	Children's Place Inc.	413,655	31,847
^	Papa John's International Inc.	597,625	31,286
	Matthews International Corp. Class A	869,144	30,759
	Designer Brands Inc. Class A	1,776,557	30,415
*	Career Education Corp.	1,859,952	29,555
*	Chefs' Warehouse Inc.	711,275	28,679
	Abercrombie & Fitch Co.	1,838,347	28,678
*	Boot Barn Holdings Inc.	809,951	28,267
*	K12 Inc.	1,066,925	28,167

	International Speedway Corp. Class A	609,521	27,435
*	Liberty Media Corp-Liberty Braves Class C	964,688	26,770
	Office Depot Inc.	15,068,009	26,444
	Big Lots Inc.	1,075,110	26,340
*	Upwork Inc.	1,953,130	25,986
*	Clear Channel Outdoor Holdings Inc.	9,983,049	25,157
	Marcus Corp.	666,815	24,679
^,*	Stitch Fix Inc. Class A	1,272,589	24,497
	Guess? Inc.	1,301,691	24,120
*	Liberty Broadband Corp. Class A	227,791	23,809
	Caleres Inc.	1,016,554	23,798
	Scholastic Corp.	618,560	23,357
*	SP Plus Corp.	628,043	23,238
	Signet Jewelers Ltd.	1,352,219	22,663
	BJ's Restaurants Inc.	580,097	22,531
^,*	iHeartMedia Inc. Class A	1,369,450	20,542
*	Michaels Cos. Inc.	2,072,572	20,290
^,*	Trupanion Inc.	790,225	20,087
^,*	MSG Networks Inc.	1,232,604	19,993
*	Lions Gate Entertainment Corp. Class B	2,253,013	19,691
	EW Scripps Co. Class A	1,476,943	19,614
*	Lions Gate Entertainment Corp. Class A	2,115,971	19,573
	Sonic Automotive Inc. Class A	618,482	19,426
*	Zumiez Inc.	589,521	18,673
*	Providence Service Corp.	304,762	18,121
*	Genesco Inc.	443,539	17,750
^	Dillard's Inc. Class A	267,505	17,685
*	Grocery Outlet Holding Corp.	506,440	17,563
	National CineMedia Inc.	2,134,084	17,499
*	Liberty TripAdvisor Holdings Inc. Class A	1,849,669	17,405
^	Buckle Inc.	844,079	17,388
*	Cars.com Inc.	1,885,667	16,933
^,*	ANGI Homeservices Inc. Class A	2,345,384	16,617
	Weis Markets Inc.	429,125	16,367
*	America's Car-Mart Inc.	177,987	16,321
^	AMC Entertainment Holdings Inc. Class A	1,458,387	15,605
*	United Natural Foods Inc.	1,347,346	15,521
*	TechTarget Inc.	680,584	15,330
	Ruth's Hospitality Group Inc.	748,827	15,287
*	QuinStreet Inc.	1,213,506	15,278
*	Houghton Mifflin Harcourt Co.	2,844,108	15,159
*	Quotient Technology Inc.	1,920,547	15,019
*	Regis Corp.	728,642	14,733
*	BrightView Holdings Inc.	857,198	14,701
*	Conn's Inc.	541,098	13,452
*	At Home Group Inc.	1,398,155	13,450
	Ingles Markets Inc. Class A	332,052	12,904
^	GameStop Corp. Class A	2,317,828	12,794
*	Digital Turbine Inc.	1,942,467	12,519
*	Lindblad Expeditions Holdings Inc.	744,780	12,482
*	MarineMax Inc.	804,261	12,450
*	Red Robin Gourmet Burgers Inc.	368,581	12,259
	Twin River Worldwide Holdings Inc.	533,202	12,173
*	Rubicon Project Inc.	1,391,619	12,121
*	Monarch Casino & Resort Inc.	286,222	11,933
	New Media Investment Group Inc.	1,319,284	11,623
*	Hibbett Sports Inc.	505,798	11,583

	Carriage Services Inc. Class A	555,232	11,349
	Winmark Corp.	64,003	11,289
	Entercom Communications Corp. Class A	3,353,791	11,202
	Chico's FAS Inc.	2,759,478	11,121
^,*	RealReal Inc.	485,761	10,862
*	Chuy's Holdings Inc.	425,455	10,534
	Cato Corp. Class A	595,368	10,484
*	1-800-Flowers.com Inc. Class A	684,361	10,125
^	PetMed Express Inc.	555,265	10,006
	Haverty Furniture Cos. Inc.	491,867	9,970
*	American Public Education Inc.	432,743	9,667
*	TrueCar Inc.	2,776,519	9,440
	SpartanNash Co.	782,651	9,259
^	Rite Aid Corp.	1,310,892	9,111
*	Del Taco Restaurants Inc.	870,923	8,905
	Emerald Expositions Events Inc.	875,950	8,523
^,*	Overstock.com Inc.	780,934	8,270
	News Corp. Class B	574,514	8,213
^	Shoe Carnival Inc.	251,857	8,163
*	Clean Energy Fuels Corp.	3,934,637	8,125
^,*	Revolve Group Inc.	343,597	8,030
*	PlayAGS Inc.	769,543	7,911
*	Select Interior Concepts Inc. Class A	591,793	7,676
*	Drive Shack Inc.	1,766,995	7,616
*	Titan Machinery Inc.	522,316	7,490
*	Liberty Media Corp-Liberty Braves Class A	268,964	7,485
*	Century Casinos Inc.	957,081	7,398
*	Care.com Inc.	704,764	7,365
*	El Pollo Loco Holdings Inc.	667,100	7,311
^,*	Lumber Liquidators Holdings Inc.	738,755	7,291
*	Avid Technology Inc.	1,176,712	7,284
	Collectors Universe Inc.	251,366	7,159
^,*	Party City Holdco Inc.	1,240,621	7,084
^,*	JC Penney Co. Inc.	7,959,422	7,075
*	Carrols Restaurant Group Inc.	840,984	6,972
*	Diplomat Pharmacy Inc.	1,412,060	6,919
	Nathan's Famous Inc.	95,135	6,835
*	Cumulus Media Inc. Class A	451,713	6,568
	Village Super Market Inc. Class A	247,358	6,543
*	Golden Entertainment Inc.	474,703	6,309
^,*	Daily Journal Corp.	25,274	6,257
	Citi Trends Inc.	334,520	6,122
*	Liquidity Services Inc.	812,751	6,014
*	Sportsman's Warehouse Holdings Inc.	1,148,798	5,951
*	Habit Restaurants Inc. Class A	663,800	5,802
*	Hemisphere Media Group Inc. Class A	472,660	5,776
^,*	Reading International Inc. Class A	452,306	5,410
*	Express Inc.	1,519,145	5,226
	RCI Hospitality Holdings Inc.	251,776	5,207
	Tribune Publishing Co.	569,748	4,888
*	Noodles & Co. Class A	856,341	4,847
*	J Alexander's Holdings Inc.	406,396	4,763
^	Tailored Brands Inc.	1,077,156	4,739
	Fiesta Restaurant Group Inc.	454,287	4,734
^,*	Boston Omaha Corp. Class A	232,603	4,612
*	MDC Partners Inc. Class A	1,604,288	4,524
*	EverQuote Inc. Class A	210,432	4,491

^,*	Peloton Interactive Inc. Class A	178,447	4,479
	Entravision Communications Corp. Class A	1,329,451	4,228
*	Mesa Air Group Inc.	608,545	4,105
	Tilly's Inc. Class A	432,570	4,083
*	Vitamin Shoppe Inc.	592,870	3,865
^,*	GNC Holdings Inc. Class A	1,763,314	3,773
*	HF Foods Group Inc.	221,211	3,772
	Saga Communications Inc. Class A	108,793	3,237
*	Red Lion Hotels Corp.	479,275	3,106
*	Marchex Inc. Class B	968,568	3,041
*	Barnes & Noble Education Inc.	954,599	2,978
^,*	Lands' End Inc.	258,919	2,937
*	Fluent Inc.	1,032,518	2,824
*	Emmis Communications Corp. Class A	534,159	2,676
*	RealNetworks Inc.	1,540,757	2,558
^,*	Tuesday Morning Corp.	1,611,057	2,529
*	Container Store Group Inc.	563,280	2,490
*	comScore Inc.	1,209,900	2,311
*	Biglari Holdings Inc.	4,101	2,301
*	Natural Grocers by Vitamin Cottage Inc.	229,137	2,289
*	Lee Enterprises Inc.	1,081,629	2,207
*	Potbelly Corp.	502,785	2,192
*	A-Mark Precious Metals Inc.	166,780	2,010
	Tile Shop Holdings Inc.	619,872	1,977
*	Destination XL Group Inc.	1,098,835	1,857
*	Leaf Group Ltd.	432,519	1,817
*	Travelzoo	153,651	1,643
^,*	Youngevity International Inc.	363,755	1,626
^,*	Alkaline Water Co. Inc.	1,103,203	1,622
*	Zovio Inc. Class A	809,284	1,594
^,*	Duluth Holdings Inc.	186,990	1,586
^,*	Gaia Inc. Class A	239,890	1,568
*	Biglari Holdings Inc. Class B	12,371	1,348
*	Kura Sushi USA Inc. Class A	67,795	1,330
*	Full House Resorts Inc.	612,835	1,324
^,*	Sears Hometown and Outlet Stores Inc.	374,183	1,287
*	iMedia Brands Inc.	2,296,759	1,286
^,*	Chicken Soup For The Soul Entertainment Inc.	131,647	1,277
*	Empire Resorts Inc.	130,256	1,254
^,*	Waitr Holdings Inc.	972,900	1,250
*	Urban One Inc.	614,875	1,224
	CSS Industries Inc.	306,943	1,219
^	Pier 1 Imports Inc.	124,870	1,214
^	Big 5 Sporting Goods Corp.	576,882	1,200
*	Build-A-Bear Workshop Inc.	380,602	1,199
^,*	LiveXLive Media Inc.	585,301	1,174
^,*	Blue Apron Holdings Inc. Class A	120,849	1,019
	AH Belo Corp. Class A	270,109	1,013
	ONE Group Hospitality Inc.	348,365	982
^,*	Ascena Retail Group Inc.	3,567,121	942
	Beasley Broadcast Group Inc. Class A	297,756	923
	Ark Restaurants Corp.	42,422	859
^,*	VistaGen Therapeutics Inc.	735,612	787
	Educational Development Corp.	122,697	758
^	Eastside Distilling Inc.	144,325	706
^,*	Francesca's Holdings Corp.	49,140	687
	Townsquare Media Inc. Class A	97,683	687

^,*	Interpace Diagnostics Group Inc.	846,133	669
^,*	Remark Holdings Inc.	612,365	640
^,*	Net Element Inc.	135,845	621
^,*	HyreCar Inc.	238,994	597
*	BBQ Holdings Inc.	118,073	566
*	Good Times Restaurants Inc.	350,735	565
*	Profire Energy Inc.	286,163	541
*	Global Eagle Entertainment Inc.	720,013	520
*	RTW RetailWinds Inc.	377,613	517
^,*	SRAX Inc. Class A	204,105	469
	Canterbury Park Holding Corp.	35,605	435
^	J. Jill Inc.	217,239	413
^,*	Stein Mart Inc.	499,303	397
*	Dolphin Entertainment Inc.	427,208	359
	Salem Media Group Inc. Class A	220,213	337
*	Rave Restaurant Group Inc.	129,022	332
*	Harte-Hanks Inc.	104,139	318
^,*	Purple Innovation Inc.	40,757	307
*	Monaker Group Inc.	129,486	298
	Dover Motorsports Inc.	143,520	284
*	AutoWeb Inc.	91,156	283
	Value Line Inc.	10,854	247
^,*	Kirkland's Inc.	153,618	237
^	Stage Stores Inc.	115,518	217
*	Emmaus Life Sciences Inc.	71,795	172
^,*	Ifresh Inc.	83,917	155
*	Diversified Restaurant Holdings Inc.	227,068	133
*	Luby's Inc.	58,175	111
*	Genius Brands International Inc.	159,679	102
*	Lazydays Holdings Inc.	21,194	101
*	BioHiTech Global Inc.	50,469	88
^	FAT Brands Inc.	13,323	68
	Viacom Inc. Class A	2,428	64
*	SPAR Group Inc.	51,600	53
*	Destination Maternity Corp.	104,761	43
*	Town Sports International Holdings Inc.	23,378	38
*	Live Ventures Inc.	3,993	34
	Haverty Furniture Cos. Inc. Class A	1,375	28
*	Insignia Systems Inc.	17,627	17
*	DGSE Cos. Inc.	3,480	4
*	Urban One Inc. Class A	1,053	2
*	iPic Entertainment Inc. Class A	2,600	1
*,§	Universal Travel Group	42,843	—
			111,688,273
Financials (19.7%)
*	Berkshire Hathaway Inc. Class B	53,159,775	11,058,296
	JPMorgan Chase & Co.	85,120,625	10,017,846
	Visa Inc. Class A	48,408,098	8,326,677
	Mastercard Inc. Class A	25,303,818	6,871,758
	Bank of America Corp.	234,685,124	6,845,765
	Wells Fargo & Co.	111,122,649	5,605,026
	Citigroup Inc.	63,271,867	4,370,821
	American Tower Corp.	12,399,279	2,741,853
	US Bancorp	39,846,015	2,205,078
	CME Group Inc.	10,045,232	2,122,959
	American Express Co.	17,459,955	2,065,163
	Goldman Sachs Group Inc.	9,565,292	1,982,215

Chubb Ltd.	10,906,806	1,760,795
S&P Global Inc.	6,896,252	1,689,444
Crown Castle International Corp.	11,640,874	1,618,198
PNC Financial Services Group Inc.	11,260,886	1,578,326
Prologis Inc.	17,651,911	1,504,296
Morgan Stanley	34,710,452	1,481,095
Intercontinental Exchange Inc.	15,759,161	1,454,098
Marsh & McLennan Cos. Inc.	14,270,413	1,427,755
Charles Schwab Corp.	32,986,461	1,379,824
Equinix Inc.	2,375,540	1,370,211
American International Group Inc.	24,417,094	1,360,032
BlackRock Inc.	3,035,370	1,352,682
Aon plc	6,654,438	1,288,100
Simon Property Group Inc.	8,236,038	1,281,939
Progressive Corp.	16,358,795	1,263,717
Capital One Financial Corp.	13,177,560	1,198,894
BB&T Corp.	21,481,045	1,146,443
Aflac Inc.	20,925,378	1,094,816
Bank of New York Mellon Corp.	23,798,244	1,075,919
Travelers Cos. Inc.	6,933,618	1,030,960
Welltower Inc.	11,359,232	1,029,714
Public Storage	4,149,607	1,017,774
Prudential Financial Inc.	11,278,747	1,014,523
Allstate Corp.	8,849,237	961,735
MetLife Inc.	19,721,681	930,074
Moody's Corp.	4,512,507	924,297
Blackstone Group LP	18,458,831	901,529
Equity Residential	10,314,621	889,739
SunTrust Banks Inc.	12,450,681	856,607
AvalonBay Communities Inc.	3,875,688	834,552
SBA Communications Corp. Class A	3,166,777	763,668
Digital Realty Trust Inc.	5,852,544	759,719
Ventas Inc.	10,391,872	758,918
Discover Financial Services	8,943,840	725,256
T. Rowe Price Group Inc.	6,276,175	717,053
* IHS Markit Ltd.	10,577,192	707,403
Realty Income Corp.	8,870,255	680,171
Hartford Financial Services Group Inc.	10,000,442	606,127
Synchrony Financial	17,718,674	604,030
Essex Property Trust Inc.	1,836,281	599,821
State Street Corp.	9,916,536	586,960
Weyerhaeuser Co.	20,979,928	581,144
M&T Bank Corp.	3,592,083	567,441
Fifth Third Bancorp	20,592,022	563,810
Boston Properties Inc.	4,294,540	556,830
Ameriprise Financial Inc.	3,676,659	540,837
Northern Trust Corp.	5,740,504	535,704
Cincinnati Financial Corp.	4,330,328	505,219
KeyCorp	28,240,537	503,811
MSCI Inc. Class A	2,251,947	490,361
HCP Inc.	13,647,415	486,257
Alexandria Real Estate Equities Inc.	3,147,712	484,874
Equifax Inc.	3,375,053	474,769
* CBRE Group Inc. Class A	8,914,407	472,553
Arthur J Gallagher & Co.	5,121,822	458,762
Principal Financial Group Inc.	7,846,917	448,373
* Arch Capital Group Ltd.	10,637,334	446,555

Citizens Financial Group Inc.	12,572,141	444,677
Regions Financial Corp.	27,996,864	442,910
* Markel Corp.	370,059	437,373
WP Carey Inc.	4,751,391	425,249
Huntington Bancshares Inc.	29,377,951	419,223
Mid-America Apartment Communities Inc.	3,173,233	412,552
Invitation Homes Inc.	13,572,153	401,871
Extra Space Storage Inc.	3,399,650	397,147
KKR & Co. Inc. Class A	14,533,831	390,233
UDR Inc.	8,015,358	388,585
Loews Corp.	7,392,148	380,548
Annaly Capital Management Inc.	41,846,019	368,245
Ally Financial Inc.	10,973,898	363,894
TD Ameritrade Holding Corp.	7,742,848	361,591
Cboe Global Markets Inc.	3,133,348	360,053
Sun Communities Inc.	2,413,029	358,214
Host Hotels & Resorts Inc.	20,661,763	357,242
Lincoln National Corp.	5,645,871	340,559
Duke Realty Corp.	9,939,686	337,651
First Republic Bank	3,438,425	332,496
MarketAxess Holdings Inc.	1,008,807	330,384
* Berkshire Hathaway Inc. Class A	1,041	324,617
Fidelity National Financial Inc.	7,279,276	323,273
Nasdaq Inc.	3,251,810	323,067
Regency Centers Corp.	4,645,045	322,784
* Alleghany Corp.	382,428	305,086
Equity LifeStyle Properties Inc.	2,279,010	304,476
* SVB Financial Group	1,450,355	303,052
Everest Re Group Ltd.	1,132,583	301,369
Vornado Realty Trust	4,719,470	300,489
E*TRADE Financial Corp.	6,759,627	295,328
Camden Property Trust	2,659,215	295,199
Raymond James Financial Inc.	3,533,568	291,378
VEREIT Inc.	29,590,813	289,398
WR Berkley Corp.	3,935,185	284,238
Federal Realty Investment Trust	2,047,305	278,720
Reinsurance Group of America Inc. Class A	1,738,564	277,962
Western Union Co.	11,976,682	277,500
Comerica Inc.	4,198,139	277,035
National Retail Properties Inc.	4,721,580	266,297
VICI Properties Inc.	11,656,895	264,029
* Globe Life Inc.	2,745,076	262,868
Iron Mountain Inc.	8,064,961	261,224
CyrusOne Inc.	3,181,314	251,642
Omega Healthcare Investors Inc.	6,004,350	250,922
AGNC Investment Corp.	15,315,140	246,421
Medical Properties Trust Inc.	12,337,269	241,317
Brown & Brown Inc.	6,644,466	239,599
RenaissanceRe Holdings Ltd.	1,221,904	236,377
Kimco Realty Corp.	11,142,358	232,652
Franklin Resources Inc.	7,807,198	225,316
Liberty Property Trust	4,389,038	225,289
Zions Bancorp NA	5,013,616	223,206
SEI Investments Co.	3,721,050	220,491
Kilroy Realty Corp.	2,781,999	216,690
STORE Capital Corp.	5,787,427	216,508
Voya Financial Inc.	3,966,880	215,957

Gaming and Leisure Properties Inc.	5,606,488	214,392
Apartment Investment & Management Co.	4,048,950	211,112
Assurant Inc.	1,646,797	207,200
Americold Realty Trust	5,413,144	200,665
Jones Lang LaSalle Inc.	1,437,406	199,886
* Apollo Global Management LLC	5,272,248	199,396
American Financial Group Inc.	1,845,606	199,049
Douglas Emmett Inc.	4,584,125	196,338
Lamar Advertising Co. Class A	2,382,507	195,199
SL Green Realty Corp.	2,361,104	193,020
Old Republic International Corp.	7,980,945	188,111
CubeSmart	5,346,276	186,585
American Campus Communities Inc.	3,826,195	183,963
American Homes 4 Rent Class A	7,086,215	183,462
East West Bancorp Inc.	4,131,275	182,974
New Residential Investment Corp.	11,597,077	181,842
LPL Financial Holdings Inc.	2,212,234	181,182
AXA Equitable Holdings Inc.	8,139,355	180,368
Invesco Ltd.	10,540,796	178,561
Signature Bank	1,472,022	175,494
People's United Financial Inc.	11,203,787	175,171
Commerce Bancshares Inc.	2,886,569	175,070
* Athene Holding Ltd. Class A	4,140,043	174,130
First American Financial Corp.	2,944,578	173,760
Starwood Property Trust Inc.	7,153,571	173,259
* GCI Liberty Inc. Class A	2,754,023	170,942
Park Hotels & Resorts Inc.	6,772,402	169,107
Brixmor Property Group Inc.	8,306,204	168,533
Healthcare Trust of America Inc. Class A	5,710,231	167,767
EPR Properties	2,116,745	162,693
TCF Financial Corp.	4,241,164	161,461
New York Community Bancorp Inc.	12,612,065	158,281
Hanover Insurance Group Inc.	1,167,619	158,259
Unum Group	5,300,896	157,543
* Credit Acceptance Corp.	341,347	157,467
Cousins Properties Inc.	4,065,217	152,812
Primerica Inc.	1,176,981	149,747
Synovus Financial Corp.	4,158,198	148,697
Popular Inc.	2,745,114	148,456
* Howard Hughes Corp.	1,142,358	148,050
Axis Capital Holdings Ltd.	2,205,819	147,172
First Horizon National Corp.	8,900,062	144,181
Cullen/Frost Bankers Inc.	1,616,716	143,160
Hudson Pacific Properties Inc.	4,244,064	142,006
First Industrial Realty Trust Inc.	3,478,841	137,623
Eaton Vance Corp.	3,060,008	137,486
Rexford Industrial Realty Inc.	3,104,870	136,676
JBG SMITH Properties	3,480,738	136,480
Life Storage Inc.	1,279,304	134,851
Kemper Corp.	1,718,521	133,959
Radian Group Inc.	5,864,737	133,951
Erie Indemnity Co. Class A	719,404	133,557
Prosperity Bancshares Inc.	1,863,626	131,628
Highwoods Properties Inc.	2,898,131	130,242
EastGroup Properties Inc.	1,040,466	130,079
Spirit Realty Capital Inc.	2,680,200	128,274
^ Macerich Co.	4,031,964	127,370

* Brighthouse Financial Inc.	3,128,421	126,607
Blackstone Mortgage Trust Inc. Class A	3,496,774	125,359
MGIC Investment Corp.	9,949,365	125,163
CoreSite Realty Corp.	1,022,833	124,632
Selective Insurance Group Inc.	1,646,657	123,812
Jefferies Financial Group Inc.	6,725,232	123,744
Webster Financial Corp.	2,637,348	123,613
Essent Group Ltd.	2,585,855	123,268
PacWest Bancorp	3,372,683	122,563
First Financial Bankshares Inc.	3,668,895	122,284
Lazard Ltd. Class A	3,486,148	122,015
Western Alliance Bancorp	2,646,908	121,970
CIT Group Inc.	2,681,369	121,493
Healthcare Realty Trust Inc.	3,612,410	121,016
Assured Guaranty Ltd.	2,715,447	120,729
Sterling Bancorp	6,000,823	120,377
Sabra Health Care REIT Inc.	5,199,344	119,377
Pinnacle Financial Partners Inc.	2,096,323	118,966
Service Properties Trust	4,522,023	116,623
IBERIABANK Corp.	1,542,867	116,548
Affiliated Managers Group Inc.	1,357,884	113,180
Outfront Media Inc.	3,987,755	110,780
United Bankshares Inc.	2,911,739	110,268
Equity Commonwealth	3,197,897	109,528
FNB Corp.	9,486,220	109,376
Two Harbors Investment Corp.	8,311,586	109,131
RLI Corp.	1,171,297	108,825
Interactive Brokers Group Inc.	2,020,602	108,668
Stifel Financial Corp.	1,869,228	107,256
Ryman Hospitality Properties Inc.	1,304,510	106,722
FirstCash Inc.	1,150,165	105,436
Umpqua Holdings Corp.	6,385,492	105,105
Wintrust Financial Corp.	1,625,255	105,040
Pebblebrook Hotel Trust	3,772,977	104,964
Rayonier Inc.	3,674,727	103,627
Janus Henderson Group plc	4,611,916	103,584
Bank of Hawaii Corp.	1,197,710	102,919
First Hawaiian Inc.	3,837,278	102,455
STAG Industrial Inc.	3,472,843	102,379
Weingarten Realty Investors	3,450,616	100,516
Chimera Investment Corp.	5,104,935	99,853
Valley National Bancorp	9,124,194	99,180
Apple Hospitality REIT Inc.	5,980,786	99,161
PS Business Parks Inc.	538,875	98,048
Hancock Whitney Corp.	2,545,118	97,465
Glacier Bancorp Inc.	2,368,660	95,836
Associated Banc-Corp	4,726,111	95,704
Bank OZK	3,498,753	95,411
Terreno Realty Corp.	1,866,994	95,385
BankUnited Inc.	2,801,321	94,180
Physicians Realty Trust	5,282,032	93,756
Corporate Office Properties Trust	3,145,257	93,666
National Health Investors Inc.	1,132,915	93,341
Legg Mason Inc.	2,390,879	91,308
White Mountains Insurance Group Ltd.	84,298	91,042
MFA Financial Inc.	12,311,652	90,614
Community Bank System Inc.	1,455,721	89,803

	Sunstone Hotel Investors Inc.	6,464,589	88,823
	Washington Federal Inc.	2,368,843	87,624
	UMB Financial Corp.	1,354,812	87,494
	Federated Investors Inc. Class B	2,686,388	87,066
	Old National Bancorp	5,045,383	86,806
	RLJ Lodging Trust	5,094,601	86,557
	CenterState Bank Corp.	3,589,389	86,091
	BancorpSouth Bank	2,868,790	84,945
	Home BancShares Inc.	4,490,450	84,398
	Colony Capital Inc.	13,782,044	82,968
	Paramount Group Inc.	6,181,547	82,524
	Agree Realty Corp.	1,123,908	82,214
	Navient Corp.	6,410,014	82,048
	Atlantic Union Bankshares Corp.	2,198,914	81,899
	Fulton Financial Corp.	5,055,797	81,803
	QTS Realty Trust Inc. Class A	1,567,749	80,598
	Cathay General Bancorp	2,311,387	80,286
^,*	Zillow Group Inc.	2,670,289	79,628
	PotlatchDeltic Corp.	1,929,910	79,290
	Apollo Commercial Real Estate Finance Inc.	4,127,257	79,120
	OneMain Holdings Inc.	2,156,762	79,110
	Columbia Banking System Inc.	2,133,910	78,741
	Brandywine Realty Trust	5,196,140	78,722
*	Texas Capital Bancshares Inc.	1,436,455	78,502
	CVB Financial Corp.	3,743,736	78,132
	Santander Consumer USA Holdings Inc.	3,050,504	77,818
	Retail Properties of America Inc.	6,310,859	77,750
	Ameris Bancorp	1,928,066	77,585
	Evercore Inc. Class A	968,044	77,540
	South State Corp.	1,027,620	77,380
	Piedmont Office Realty Trust Inc. Class A	3,679,231	76,822
	Kennedy-Wilson Holdings Inc.	3,491,656	76,537
	First Citizens BancShares Inc. Class A	160,542	75,704
	Investors Bancorp Inc.	6,484,877	73,668
	CNO Financial Group Inc.	4,580,756	72,513
	Empire State Realty Trust Inc.	5,070,516	72,356
	Columbia Property Trust Inc.	3,372,652	71,332
	Taubman Centers Inc.	1,717,089	70,109
	BOK Financial Corp.	877,480	69,453
	Xenia Hotels & Resorts Inc.	3,270,252	69,068
	CareTrust REIT Inc.	2,936,352	69,019
	Independent Bank Corp.	918,355	68,555
	Acadia Realty Trust	2,389,312	68,287
	WSFS Financial Corp.	1,514,757	66,801
^,*	LendingTree Inc.	214,882	66,706
	Urban Edge Properties	3,361,086	66,516
	Washington REIT	2,396,735	65,575
	First Financial Bancorp	2,667,295	65,282
	SLM Corp.	7,344,256	64,813
	American Assets Trust Inc.	1,385,552	64,761
	Argo Group International Holdings Ltd.	917,421	64,440
	Lexington Realty Trust Class B	6,263,254	64,198
	United Community Banks Inc.	2,256,767	63,979
	LegacyTexas Financial Group Inc.	1,458,441	63,486
	American Equity Investment Life Holding Co.	2,616,497	63,319
	DiamondRock Hospitality Co.	6,149,649	63,034
*	Genworth Financial Inc. Class A	14,272,280	62,798

Simmons First National Corp. Class A	2,500,113	62,253
ProAssurance Corp.	1,541,641	62,082
First BanCorp	6,183,420	61,711
First Midwest Bancorp Inc.	3,158,110	61,520
Senior Housing Properties Trust	6,646,616	61,514
Cadence BanCorp Class A	3,500,071	61,391
Trustmark Corp.	1,796,630	61,283
Invesco Mortgage Capital Inc.	3,988,913	61,070
Retail Opportunity Investments Corp.	3,332,164	60,745
CoreCivic Inc.	3,492,991	60,359
International Bancshares Corp.	1,554,852	60,048
Kinsale Capital Group Inc.	572,019	59,095
GEO Group Inc.	3,381,921	58,643
Four Corners Property Trust Inc.	2,008,145	56,790
First Merchants Corp.	1,496,524	56,322
LTC Properties Inc.	1,094,944	56,083
National Storage Affiliates Trust	1,680,600	56,082
* Enstar Group Ltd.	295,231	56,070
Ares Management Corp. Class A	2,087,541	55,967
Renasant Corp.	1,588,601	55,617
Great Western Bancorp Inc.	1,678,016	55,375
* Zillow Group Inc. Class A	1,866,850	55,156
SITE Centers Corp.	3,591,630	54,270
WesBanco Inc.	1,437,728	53,728
PennyMac Mortgage Investment Trust	2,416,648	53,722
Pacific Premier Bancorp Inc.	1,716,199	53,528
Banner Corp.	948,256	53,264
Horace Mann Educators Corp.	1,143,963	53,000
Houlihan Lokey Inc. Class A	1,170,953	52,810
Hope Bancorp Inc.	3,672,731	52,667
Independent Bank Group Inc.	988,576	52,009
* Cushman & Wakefield plc	2,802,652	51,933
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,771,857	51,650
Essential Properties Realty Trust Inc.	2,219,610	50,851
Redwood Trust Inc.	3,089,319	50,696
* Cannae Holdings Inc.	1,842,667	50,618
Mack-Cali Realty Corp.	2,322,387	50,303
Hilltop Holdings Inc.	2,075,200	49,577
* NMI Holdings Inc. Class A	1,826,075	47,953
Alexander & Baldwin Inc.	1,932,924	47,376
Towne Bank	1,686,532	46,894
Global Net Lease Inc.	2,381,713	46,443
Moelis & Co. Class A	1,398,911	45,954
Ladder Capital Corp. Class A	2,654,979	45,851
Capitol Federal Financial Inc.	3,316,470	45,701
BGC Partners Inc. Class A	8,142,887	44,786
Walker & Dunlop Inc.	794,788	44,452
New York Mortgage Trust Inc.	7,250,092	44,153
Mercury General Corp.	788,509	44,062
Westamerica Bancorporation	701,855	43,641
Brookfield Property REIT Inc. Class A	2,122,499	43,278
^ American Finance Trust Inc.	3,095,099	43,208
Eagle Bancorp Inc.	961,884	42,919
Northwest Bancshares Inc.	2,587,986	42,417
* Axos Financial Inc.	1,530,714	42,324
ServisFirst Bancshares Inc.	1,273,463	42,215
* PRA Group Inc.	1,246,927	42,134

	Easterly Government Properties Inc.	1,960,410	41,757
	Office Properties Income Trust	1,358,294	41,618
^	Seritage Growth Properties Class A	955,416	40,596
*	eHealth Inc.	606,428	40,503
	Industrial Logistics Properties Trust	1,893,663	40,240
	James River Group Holdings Ltd.	785,271	40,237
	National General Holdings Corp.	1,719,590	39,585
	Heartland Financial USA Inc.	884,179	39,558
	Newmark Group Inc. Class A	4,348,454	39,397
	Clearway Energy Inc.	2,153,776	39,306
	NBT Bancorp Inc.	1,070,499	39,170
	Provident Financial Services Inc.	1,568,701	38,480
	Uniti Group Inc.	4,915,669	38,170
	First Interstate BancSystem Inc. Class A	941,033	37,867
	Summit Hotel Properties Inc.	3,241,985	37,607
	Berkshire Hills Bancorp Inc.	1,281,720	37,542
	First Commonwealth Financial Corp.	2,805,083	37,252
	Safety Insurance Group Inc.	365,600	37,046
	Monmouth Real Estate Investment Corp.	2,523,343	36,361
^,*	Redfin Corp.	2,155,258	36,295
	Employers Holdings Inc.	832,822	36,294
	Independence Realty Trust Inc.	2,527,510	36,169
	Virtu Financial Inc. Class A	2,195,548	35,919
	Hamilton Lane Inc. Class A	628,130	35,778
	Cohen & Steers Inc.	648,104	35,600
	Universal Health Realty Income Trust	342,826	35,243
	Artisan Partners Asset Management Inc. Class A	1,244,851	35,155
	Colony Credit Real Estate Inc.	2,389,679	34,555
	AMERISAFE Inc.	521,684	34,489
	Kite Realty Group Trust	2,087,269	33,709
	Park National Corp.	354,088	33,571
	Meta Financial Group Inc.	1,028,218	33,530
*	Seacoast Banking Corp. of Florida	1,320,742	33,428
	RPT Realty	2,464,040	33,388
*	Green Dot Corp. Class A	1,309,240	33,058
	FGL Holdings	4,089,555	32,635
	S&T Bancorp Inc.	874,545	31,947
	City Holding Co.	418,541	31,914
	OFG Bancorp	1,433,456	31,393
	OceanFirst Financial Corp.	1,323,505	31,235
	Kearny Financial Corp.	2,379,828	31,033
^	Tanger Factory Outlet Centers Inc.	1,997,517	30,922
*	LendingClub Corp.	2,362,080	30,896
	Flagstar Bancorp Inc.	818,770	30,581
	Veritex Holdings Inc.	1,257,128	30,504
	NexPoint Residential Trust Inc.	649,713	30,381
	Tompkins Financial Corp.	370,323	30,044
	Piper Jaffray Cos.	396,254	29,909
	First Busey Corp.	1,177,044	29,756
	Sandy Spring Bancorp Inc.	878,155	29,603
	Community Healthcare Trust Inc.	662,382	29,509
	TPG RE Finance Trust Inc.	1,477,536	29,314
	Getty Realty Corp.	906,137	29,051
^	Arbor Realty Trust Inc.	2,186,136	28,660
^	Waddell & Reed Financial Inc. Class A	1,666,828	28,636
	Brookline Bancorp Inc.	1,938,822	28,559
	American National Insurance Co.	229,402	28,384

TFS Financial Corp.	1,565,864	28,217
Southside Bancshares Inc.	818,312	27,913
* Encore Capital Group Inc.	836,764	27,885
^ Innovative Industrial Properties Inc.	301,110	27,814
First Bancorp	754,857	27,099
Armada Hoffler Properties Inc.	1,495,767	27,058
Lakeland Financial Corp.	606,634	26,680
Nelnet Inc. Class A	415,488	26,425
United Fire Group Inc.	560,509	26,333
* PennyMac Financial Services Inc.	862,455	26,201
Investors Real Estate Trust	350,139	26,145
Heritage Financial Corp.	968,288	26,105
TriCo Bancshares	715,290	25,965
* WillScot Corp. Class A	1,643,360	25,604
Meridian Bancorp Inc.	1,354,781	25,402
iStar Inc.	1,924,647	25,117
BancFirst Corp.	453,008	25,106
National Bank Holdings Corp. Class A	727,423	24,871
Chatham Lodging Trust	1,350,953	24,520
Granite Point Mortgage Trust Inc.	1,297,031	24,306
* Ambac Financial Group Inc.	1,224,138	23,932
* World Acceptance Corp.	187,513	23,910
Enterprise Financial Services Corp.	580,061	23,637
Universal Insurance Holdings Inc.	780,625	23,411
Franklin Street Properties Corp.	2,720,262	23,013
* Marcus & Millichap Inc.	645,102	22,895
Stewart Information Services Corp.	589,469	22,866
* Triumph Bancorp Inc.	683,707	21,803
Central Pacific Financial Corp.	765,542	21,741
* MBIA Inc.	2,344,391	21,639
Virtus Investment Partners Inc.	195,467	21,613
RMR Group Inc. Class A	464,862	21,142
Capstead Mortgage Corp.	2,845,087	20,911
United Financial Bancorp Inc.	1,529,027	20,841
Carolina Financial Corp.	585,543	20,810
German American Bancorp Inc.	648,885	20,797
^ Realogy Holdings Corp.	3,092,563	20,658
Boston Private Financial Holdings Inc.	1,744,690	20,334
* Mr Cooper Group Inc.	1,913,954	20,326
* HomeStreet Inc.	742,692	20,290
Gladstone Commercial Corp.	855,820	20,112
^ Washington Prime Group Inc.	4,857,026	20,108
Alexander's Inc.	57,677	20,095
* Focus Financial Partners Inc. Class A	837,563	19,934
Stock Yards Bancorp Inc.	542,542	19,906
ConnectOne Bancorp Inc.	893,910	19,845
Univest Financial Corp.	774,647	19,761
PJT Partners Inc.	483,093	19,662
Lakeland Bancorp Inc.	1,266,345	19,540
Urstadt Biddle Properties Inc. Class A	823,526	19,518
Bryn Mawr Bank Corp.	534,409	19,511
* Enova International Inc.	938,112	19,466
TrustCo Bank Corp. NY	2,366,184	19,284
ARMOUR Residential REIT Inc.	1,141,023	19,112
Banc of California Inc.	1,341,709	18,972
Dime Community Bancshares Inc.	866,496	18,552
New Senior Investment Group Inc.	2,736,057	18,277

Hersha Hospitality Trust Class A	1,225,524	18,236
Saul Centers Inc.	333,349	18,171
Clearway Energy Inc. Class A	1,047,816	18,169
^ CorEnergy Infrastructure Trust Inc.	380,302	17,958
Washington Trust Bancorp Inc.	371,356	17,940
Oritani Financial Corp.	994,975	17,606
Preferred Apartment Communities Inc. Class A	1,208,492	17,463
* Third Point Reinsurance Ltd.	1,724,259	17,225
Northfield Bancorp Inc.	1,069,074	17,169
* Columbia Financial Inc.	1,076,932	17,005
* St. Joe Co.	981,585	16,815
CatchMark Timber Trust Inc. Class A	1,571,545	16,768
* Allegiance Bancshares Inc.	521,287	16,728
Community Trust Bancorp Inc.	392,814	16,726
Camden National Corp.	385,181	16,686
* INTL. FCStone Inc.	405,179	16,637
Hanmi Financial Corp.	884,118	16,604
Horizon Bancorp Inc.	956,172	16,599
City Office REIT Inc.	1,151,696	16,573
Preferred Bank	315,213	16,511
WisdomTree Investments Inc.	3,124,084	16,323
Retail Value Inc.	439,352	16,274
Federal Agricultural Mortgage Corp.	197,605	16,136
Great Southern Bancorp Inc.	282,356	16,080
Front Yard Residential Corp.	1,372,147	15,862
State Auto Financial Corp.	488,084	15,809
Goosehead Insurance Inc. Class A	319,375	15,761
FB Financial Corp.	419,428	15,750
First Foundation Inc.	1,022,618	15,620
Global Medical REIT Inc.	1,357,871	15,480
* Watford Holdings Ltd.	569,070	15,336
^ Orchid Island Capital Inc.	2,649,940	15,237
Whitestone REIT	1,104,164	15,193
Ellington Financial Inc.	828,792	14,976
Brightsphere Investment Group Inc.	1,503,984	14,904
National Western Life Group Inc. Class A	55,496	14,893
FBL Financial Group Inc. Class A	249,920	14,873
Origin Bancorp Inc.	438,255	14,787
Ready Capital Corp.	918,274	14,619
* TriState Capital Holdings Inc.	688,724	14,491
KKR Real Estate Finance Trust Inc.	738,931	14,431
Opus Bank	660,304	14,375
Flushing Financial Corp.	710,074	14,347
AG Mortgage Investment Trust Inc.	897,277	13,594
Mercantile Bank Corp.	410,927	13,478
First Community Bankshares Inc.	414,725	13,425
UMH Properties Inc.	951,460	13,397
Western Asset Mortgage Capital Corp.	1,388,080	13,395
Spirit MTA REIT	1,584,544	13,374
* Bancorp Inc.	1,350,397	13,369
Peoples Bancorp Inc.	418,902	13,325
Bridge Bancorp Inc.	448,886	13,269
First of Long Island Corp.	579,978	13,194
First Defiance Financial Corp.	452,788	13,115
Bank of Marin Bancorp	315,941	13,108
* Palomar Holdings Inc. Class A	329,033	12,970
* Nicolet Bankshares Inc.	193,587	12,887

Midland States Bancorp Inc.	492,868	12,839
Great Ajax Corp.	825,284	12,792
First Financial Corp.	292,746	12,726
^ Safehold Inc.	415,146	12,662
CBTX Inc.	452,129	12,605
United Community Financial Corp.	1,157,127	12,474
Live Oak Bancshares Inc.	687,433	12,443
Independent Bank Corp.	583,652	12,441
HomeTrust Bancshares Inc.	472,427	12,316
* Customers Bancorp Inc.	593,743	12,314
CorePoint Lodging Inc.	1,208,006	12,213
Dynex Capital Inc.	818,514	12,098
Peapack Gladstone Financial Corp.	427,107	11,972
Consolidated-Tomoka Land Co.	179,959	11,805
Jernigan Capital Inc.	611,615	11,774
Ares Commercial Real Estate Corp.	766,980	11,681
* Cowen Inc. Class A	749,220	11,530
First Bancshares Inc.	356,113	11,502
People's Utah Bancorp	402,090	11,375
* Atlantic Capital Bancshares Inc.	651,537	11,298
One Liberty Properties Inc.	407,809	11,227
Franklin Financial Network Inc.	371,378	11,219
Republic Bancorp Inc. Class A	257,312	11,180
Arrow Financial Corp.	332,630	11,107
* Hallmark Financial Services Inc.	578,661	11,070
Financial Institutions Inc.	365,655	11,035
Exantas Capital Corp.	969,094	11,019
Diamond Hill Investment Group Inc.	78,958	10,906
First Mid Bancshares Inc.	313,354	10,848
Cherry Hill Mortgage Investment Corp.	824,687	10,803
Waterstone Financial Inc.	624,917	10,736
1st Source Corp.	232,265	10,621
Bluerock Residential Growth REIT Inc. Class A	901,822	10,614
QCR Holdings Inc.	274,975	10,444
Old Line Bancshares Inc.	353,283	10,249
^ Pennsylvania REIT	1,782,334	10,195
Heritage Commerce Corp.	857,806	10,084
CNB Financial Corp.	351,285	10,082
MidWestOne Financial Group Inc.	329,306	10,050
Territorial Bancorp Inc.	349,870	9,999
PCSB Financial Corp.	485,940	9,714
Southern Missouri Bancorp Inc.	261,920	9,542
Braemar Hotels & Resorts Inc.	1,012,384	9,506
^ Bank First Corp.	143,519	9,498
* Southern First Bancshares Inc.	238,070	9,487
* Byline Bancorp Inc.	526,963	9,422
Old Second Bancorp Inc.	759,012	9,275
Amalgamated Bank Class A	578,677	9,270
Civista Bancshares Inc.	426,141	9,260
* Equity Bancshares Inc. Class A	344,747	9,243
Heritage Insurance Holdings Inc.	611,888	9,148
Oppenheimer Holdings Inc. Class A	303,198	9,114
* Amerant Bancorp Inc.	432,843	9,077
RE/MAX Holdings Inc. Class A	282,201	9,076
* Carter Bank & Trust	479,437	9,057
* Bridgewater Bancshares Inc.	746,361	8,912
* Greenlight Capital Re Ltd. Class A	847,496	8,899

	Western New England Bancorp Inc.	926,302	8,828
*	Safeguard Scientifics Inc.	778,157	8,824
	Bar Harbor Bankshares	353,259	8,807
	Northrim BanCorp Inc.	221,302	8,779
	HCI Group Inc.	208,674	8,773
	Farmers National Banc Corp.	601,079	8,704
	Cambridge Bancorp	115,829	8,688
*	FRP Holdings Inc.	180,748	8,680
	American National Bankshares Inc.	242,762	8,611
	Home Bancorp Inc.	220,260	8,588
	Sculptor Capital Management Inc. Class A	440,752	8,586
*	EZCORP Inc. Class A	1,329,401	8,581
*	Spirit of Texas Bancshares Inc.	393,304	8,476
^,*	Forestar Group Inc.	463,300	8,469
*	Regional Management Corp.	298,597	8,408
	Summit Financial Group Inc.	328,154	8,401
	Marlin Business Services Corp.	333,063	8,390
	United Insurance Holdings Corp.	598,408	8,372
*	Assetmark Financial Holdings Inc.	318,477	8,296
	Business First Bancshares Inc.	338,147	8,251
*	Baycom Corp.	359,031	8,154
	Gladstone Land Corp.	682,011	8,113
	Ashford Hospitality Trust Inc.	2,447,863	8,102
	Sierra Bancorp	304,410	8,085
*	Tejon Ranch Co.	475,908	8,076
	Guaranty Bancshares Inc.	260,285	7,962
^,*	Citizens Inc. Class A	1,134,448	7,794
*	SmartFinancial Inc.	373,823	7,787
	Westwood Holdings Group Inc.	279,760	7,741
	Central Valley Community Bancorp	380,201	7,737
	RBB Bancorp	392,341	7,725
	Clipper Realty Inc.	754,747	7,691
	Plymouth Industrial REIT Inc.	400,802	7,343
	Peoples Financial Services Corp.	161,962	7,335
	West Bancorporation Inc.	334,178	7,265
^,*	Health Insurance Innovations Inc. Class A	290,638	7,246
	Capital City Bank Group Inc.	263,324	7,228
	Shore Bancshares Inc.	466,530	7,189
	Citizens & Northern Corp.	272,798	7,169
	First Bank	659,837	7,146
	Southern National Bancorp of Virginia Inc.	460,226	7,083
	BankFinancial Corp.	580,920	6,913
	FS Bancorp Inc.	131,629	6,911
	National Bankshares Inc.	171,243	6,858
*	Entegra Financial Corp.	227,964	6,848
*	FVCBankcorp Inc.	386,956	6,795
	SB One Bancorp	300,460	6,778
	LCNB Corp.	374,001	6,635
	First Bancorp Inc.	240,390	6,608
*	HarborOne Bancorp Inc.	653,251	6,575
	Hingham Institution for Savings	34,558	6,531
*	Select Bancorp Inc.	562,034	6,520
	Anworth Mortgage Asset Corp.	1,962,188	6,475
	Reliant Bancorp Inc.	269,772	6,469
*	On Deck Capital Inc.	1,898,321	6,378
	Century Bancorp Inc. Class A	72,167	6,322
	First Internet Bancorp	295,014	6,316

*	International Money Express Inc.	459,650	6,316
	Merchants Bancorp	376,487	6,227
*	PICO Holdings Inc.	617,073	6,226
	First Business Financial Services Inc.	257,056	6,190
	Protective Insurance Corp. Class B	350,374	6,114
	Investar Holding Corp.	256,233	6,098
	Ladenburg Thalmann Financial Services Inc.	2,563,954	6,077
*	Metropolitan Bank Holding Corp.	154,227	6,066
	Enterprise Bancorp Inc.	201,989	6,056
	Bankwell Financial Group Inc.	219,929	6,048
	Cedar Realty Trust Inc.	2,011,565	6,035
	Victory Capital Holdings Inc. Class A	391,010	6,014
	Tiptree Inc.	825,772	6,012
*	Howard Bancorp Inc.	356,853	5,956
	ACNB Corp.	173,596	5,954
	Investors Title Co.	37,082	5,937
	Ellington Residential Mortgage REIT	561,161	5,915
	BBX Capital Corp. Class A	1,265,761	5,911
	Codorus Valley Bancorp Inc.	253,072	5,886
	Farmers & Merchants Bancorp Inc.	225,441	5,852
	First Northwest Bancorp	331,842	5,748
	First Choice Bancorp	263,992	5,628
	Orrstown Financial Services Inc.	256,725	5,622
	MutualFirst Financial Inc.	176,581	5,566
^	CBL & Associates Properties Inc.	4,273,896	5,513
	Penns Woods Bancorp Inc.	116,608	5,393
	Global Indemnity Ltd.	214,746	5,362
	Macatawa Bank Corp.	502,928	5,225
*	Republic First Bancorp Inc.	1,233,160	5,179
	Bank of Princeton	177,561	5,160
	Timberland Bancorp Inc.	187,491	5,156
^	Farmland Partners Inc.	767,371	5,126
*	Curo Group Holdings Corp.	385,794	5,123
	PCB Bancorp	309,736	5,095
	Capstar Financial Holdings Inc.	305,690	5,068
	BRT Apartments Corp.	347,171	5,062
	Bank of Commerce Holdings	461,783	5,029
	ESSA Bancorp Inc.	304,933	5,007
	Community Bankers Trust Corp.	579,381	4,983
	Premier Financial Bancorp Inc.	289,189	4,965
	BCB Bancorp Inc.	386,500	4,963
	Greenhill & Co. Inc.	376,580	4,941
*	Ocwen Financial Corp.	2,627,421	4,940
*	Stratus Properties Inc.	165,792	4,869
	Riverview Bancorp Inc.	650,394	4,800
*	Rafael Holdings Inc. Class B	228,463	4,789
	Independence Holding Co.	123,889	4,781
	Northeast Bank	215,353	4,774
^,*	eXp World Holdings Inc.	561,770	4,708
	Evans Bancorp Inc.	124,332	4,650
	Parke Bancorp Inc.	208,706	4,637
	Unity Bancorp Inc.	208,089	4,609
*	NI Holdings Inc.	268,861	4,608
	MVB Financial Corp.	225,605	4,478
^	Arlington Asset Investment Corp. Class A	814,843	4,473
	Chemung Financial Corp.	105,532	4,432
	C&F Financial Corp.	83,746	4,410

	DNB Financial Corp.	98,844	4,400
*	Malvern Bancorp Inc.	199,462	4,354
	Community Financial Corp.	124,644	4,172
	Norwood Financial Corp.	131,635	4,161
	Silvercrest Asset Management Group Inc. Class A	333,139	4,098
*	Esquire Financial Holdings Inc.	163,283	4,049
*	Altisource Portfolio Solutions SA	198,633	4,016
*	Richmond Mutual Bancorporation Inc.	271,748	3,802
	Donegal Group Inc. Class A	257,647	3,777
	Pzena Investment Management Inc. Class A	422,399	3,768
	Mackinac Financial Corp.	237,842	3,677
*	Pacific Mercantile Bancorp	482,797	3,626
	FNCB Bancorp Inc.	459,377	3,588
	First Community Corp.	183,681	3,578
^	Fidelity D&D Bancorp Inc.	57,452	3,576
	OP Bancorp	364,245	3,562
	Provident Financial Holdings Inc.	167,806	3,482
*	Carolina Trust Bancshares Inc.	328,780	3,449
	Sterling Bancorp Inc.	348,264	3,399
*	Elevate Credit Inc.	789,118	3,322
	Middlefield Banc Corp.	69,718	3,266
	First Financial Northwest Inc.	220,880	3,265
	Prudential Bancorp Inc.	191,884	3,264
	Peoples Bancorp of North Carolina Inc.	109,112	3,242
	First United Corp.	146,315	3,219
	Hawthorn Bancshares Inc.	134,425	3,203
	FedNat Holding Co.	226,587	3,170
*	ProSight Global Inc.	162,943	3,155
^	Federal Agricultural Mortgage Corp. Class A	43,002	3,125
	United Security Bancshares	295,496	3,109
	Two River Bancorp	146,067	3,032
	Luther Burbank Corp.	267,578	3,032
	Ohio Valley Banc Corp.	82,024	2,993
*	Pioneer Bancorp Inc.	237,058	2,961
^,*	MoneyGram International Inc.	731,195	2,910
	GAMCO Investors Inc. Class A	146,252	2,859
	Sotherly Hotels Inc.	420,891	2,816
	1st Constitution Bancorp	149,948	2,812
	First Guaranty Bancshares Inc.	126,653	2,804
	Standard AVB Financial Corp.	102,063	2,775
	Griffin Industrial Realty Inc.	72,602	2,755
*	PDL Community Bancorp	194,890	2,740
	Level One Bancorp Inc.	109,052	2,630
*	Provident Bancorp Inc.	108,530	2,608
	Bank7 Corp.	137,640	2,588
*	Coastal Financial Corp.	169,829	2,566
*	Medallion Financial Corp.	385,267	2,466
^	GAIN Capital Holdings Inc.	461,584	2,437
^,*	Siebert Financial Corp.	261,688	2,408
	SB Financial Group Inc.	141,145	2,359
	Greene County Bancorp Inc.	84,950	2,328
^,*	GWG Holdings Inc.	228,835	2,284
	Postal Realty Trust Inc. Class A	144,150	2,283
*	First Western Financial Inc.	132,755	2,269
^	Associated Capital Group Inc. Class A	63,741	2,269
^,*	Aspen Group Inc.	429,005	2,227
*	MMA Capital Holdings Inc.	73,692	2,211

	Old Point Financial Corp.	92,255	2,193
*	Maui Land & Pineapple Co. Inc.	197,548	2,149
	CB Financial Services Inc.	77,221	2,144
	Condor Hospitality Trust Inc.	186,799	2,064
*	Randolph Bancorp Inc.	134,794	1,957
*	Atlanticus Holdings Corp.	224,649	1,876
	Union Bankshares Inc.	59,239	1,870
	First Savings Financial Group Inc.	29,291	1,851
^	Auburn National Bancorporation Inc.	38,790	1,823
	Sachem Capital Corp.	369,704	1,745
	Plumas Bancorp	86,202	1,741
*	MainStreet Bancshares Inc.	82,699	1,741
	AmeriServ Financial Inc.	418,188	1,731
	Global Self Storage Inc.	354,937	1,690
^,*	Impac Mortgage Holdings Inc.	211,293	1,663
	Hunt Cos. Finance Trust Inc.	446,759	1,501
	Oak Valley Bancorp	88,645	1,487
*	Consumer Portfolio Services Inc.	401,461	1,441
	Kingstone Cos. Inc.	164,059	1,398
	Manhattan Bridge Capital Inc.	206,241	1,328
	Severn Bancorp Inc.	163,744	1,313
	IF Bancorp Inc.	61,247	1,286
	Urstadt Biddle Properties Inc.	64,362	1,213
	Hennessy Advisors Inc.	109,251	1,181
	Sound Financial Bancorp Inc.	32,178	1,157
*	Nicholas Financial Inc.	124,481	1,120
^	Manning & Napier Inc.	591,269	1,112
*	Capital Bancorp Inc.	78,844	1,074
^,*	Riot Blockchain Inc.	575,200	1,024
*	Rhinebeck Bancorp Inc.	94,826	1,015
	Bank of South Carolina Corp.	52,968	988
^,*	Transcontinental Realty Investors Inc.	31,061	964
*	Oportun Financial Corp.	58,828	954
*	Meridian Corp.	51,338	896
*	Maiden Holdings Ltd.	1,193,606	895
^,*	Avalon GloboCare Corp.	470,565	880
*	Central Federal Corp.	69,550	862
*	Security National Financial Corp. Class A	170,038	855
*	Limestone Bancorp Inc.	55,312	853
*	Ashford Inc.	33,582	814
	Blue Capital Reinsurance Holdings Ltd.	101,830	750
	Elmira Savings Bank	52,075	733
	Pathfinder Bancorp Inc.	47,752	645
*	FFBW Inc.	57,872	641
§	Winthrop Realty Trust	562,609	613
*	CBM Bancorp Inc.	35,445	496
	Franklin Financial Services Corp.	13,708	487
*	Rekor Systems Inc.	223,886	484
*	Performant Financial Corp.	434,672	478
	Bank of the James Financial Group Inc.	32,355	463
*	Broadway Financial Corp.	291,631	417
	South Plains Financial Inc.	24,404	398
*	HV Bancorp Inc.	26,133	392
*	Community First Bancshares Inc.	38,693	392
	United Bancorp Inc.	32,537	363
*	HMN Financial Inc.	16,020	362
	Ottawa Bancorp Inc.	27,877	356

	County Bancorp Inc.	16,137	317
	Mid Penn Bancorp Inc.	12,231	313
*	Power REIT	29,103	295
	US Global Investors Inc. Class A	143,575	287
*	National Holdings Corp.	96,260	267
*	Wheeler REIT Inc.	128,812	200
	Medley Management Inc. Class A	55,034	193
	WVS Financial Corp.	11,419	183
*	Jason Industries Inc.	461,872	164
*	Income Opportunity Realty Investors Inc.	12,550	158
*	InterGroup Corp.	5,086	151
*	1347 Property Insurance Holdings Inc.	34,257	151
*	JW Mays Inc.	4,010	144
^,*	Altisource Asset Management Corp.	15,364	143
	MSB Financial Corp.	7,597	122
	Southwest Georgia Financial Corp.	5,555	111
	Medalist Diversified REIT Inc.	22,234	94
*	FlexShopper Inc.	57,981	89
	Mid-Southern Bancorp Inc.	6,447	85
*	Asta Funding Inc.	10,368	73
*	CPI Card Group Inc.	23,067	60
*	FSB Bancorp Inc.	3,139	54
	Oconee Federal Financial Corp.	1,919	45
	Lake Shore Bancorp Inc.	2,800	41
*	National Holdings Corp. Warrants Exp. 01/18/2022	92,151	38
^,*	IZEA Worldwide Inc.	137,582	35
	Home Federal Bancorp Inc.	401	13
	Tremont Mortgage Trust	2,458	12
*	Envision Solar International Inc.	1,800	11
	American River Bankshares	720	10
*	Village Bank and Trust Financial Corp.	200	7
	Protective Insurance Corp. Class A	400	7
	Patriot National Bancorp Inc.	100	1
*	Unico American Corp.	202	1
*	Conifer Holdings Inc.	300	1
^,*	Ditech Holding Corp. Warrants Exp. 02/09/2028	43,103	—
^,*	Ditech Holding Corp. Series B Warrants Exp. 02/09/2028	34,201	—
			162,871,861
Health Care (12.3%)
	Johnson & Johnson	73,959,437	9,568,872
	Merck & Co. Inc.	71,769,025	6,041,517
	UnitedHealth Group Inc.	25,637,161	5,571,468
	Pfizer Inc.	154,995,453	5,568,987
	Abbott Laboratories	49,471,083	4,139,246
	Medtronic plc	37,577,691	4,081,689
	Thermo Fisher Scientific Inc.	11,211,186	3,265,482
	Amgen Inc.	16,807,877	3,252,492
	AbbVie Inc.	41,432,186	3,137,245
	Eli Lilly & Co.	24,367,246	2,724,989
	Bristol-Myers Squibb Co.	45,845,198	2,324,810
	Gilead Sciences Inc.	35,503,370	2,250,204
*	Celgene Corp.	19,829,091	1,969,029
	Stryker Corp.	8,888,852	1,922,659
	Becton Dickinson and Co.	7,564,918	1,913,622
*	Intuitive Surgical Inc.	3,233,526	1,745,878
	Anthem Inc.	7,171,577	1,721,896
	Zoetis Inc.	13,409,122	1,670,642

Cigna Corp.	10,585,773	1,606,814
* Boston Scientific Corp.	38,948,720	1,584,823
Allergan plc	8,734,012	1,469,847
* Edwards Lifesciences Corp.	5,836,286	1,283,458
* Illumina Inc.	4,122,851	1,254,254
Baxter International Inc.	14,233,820	1,245,032
* Vertex Pharmaceuticals Inc.	7,188,053	1,217,800
* Biogen Inc.	5,171,760	1,204,089
Humana Inc.	3,787,894	968,451
HCA Healthcare Inc.	7,650,352	921,255
Zimmer Biomet Holdings Inc.	5,732,318	786,875
* IQVIA Holdings Inc.	4,903,252	732,448
* IDEXX Laboratories Inc.	2,416,766	657,191
* Regeneron Pharmaceuticals Inc.	2,268,448	629,267
* Alexion Pharmaceuticals Inc.	5,970,804	584,781
ResMed Inc.	4,011,751	542,028
* Centene Corp.	11,026,741	477,017
* Laboratory Corp. of America Holdings	2,749,093	461,848
Teleflex Inc.	1,290,522	438,455
Cooper Cos. Inc.	1,379,019	409,569
Quest Diagnostics Inc.	3,755,743	401,977
Cardinal Health Inc.	8,347,812	393,933
* Hologic Inc.	7,723,020	389,935
* DexCom Inc.	2,555,860	381,437
* Incyte Corp.	5,118,037	379,912
* WellCare Health Plans Inc.	1,408,923	365,151
* Align Technology Inc.	2,017,740	365,050
Dentsply Sirona Inc.	6,403,722	341,382
STERIS plc	2,362,471	341,353
* BioMarin Pharmaceutical Inc.	5,041,204	339,777
* Exact Sciences Corp.	3,621,116	327,240
Universal Health Services Inc. Class B	2,174,527	323,461
* Varian Medical Systems Inc.	2,529,778	301,271
West Pharmaceutical Services Inc.	2,058,733	291,970
* Seattle Genetics Inc.	3,317,141	283,284
* Mylan NV	14,304,628	282,946
* Elanco Animal Health Inc.	10,483,746	278,763
* Insulet Corp.	1,688,034	278,407
* Henry Schein Inc.	4,179,975	265,428
* Alnylam Pharmaceuticals Inc.	3,106,385	249,815
* Neurocrine Biosciences Inc.	2,574,588	231,996
* ABIOMED Inc.	1,200,872	213,623
* Ionis Pharmaceuticals Inc.	3,539,939	212,078
Bio-Techne Corp.	1,061,659	207,735
* Sage Therapeutics Inc.	1,444,585	202,661
Perrigo Co. plc	3,560,655	199,005
* Masimo Corp.	1,333,965	198,481
* Catalent Inc.	4,106,657	195,723
Hill-Rom Holdings Inc.	1,853,089	195,001
* Bio-Rad Laboratories Inc. Class A	584,975	194,645
* Jazz Pharmaceuticals plc	1,516,883	194,373
Chemed Corp.	445,315	185,950
* Molina Healthcare Inc.	1,664,803	182,662
* Haemonetics Corp.	1,428,619	180,206
* Charles River Laboratories International Inc.	1,350,797	178,805
* PRA Health Sciences Inc.	1,761,442	174,788
Encompass Health Corp.	2,664,982	168,640

*	DaVita Inc.	2,914,120	166,309
*	Novocure Ltd.	2,204,638	164,863
*	Exelixis Inc.	8,426,540	149,023
*	Sarepta Therapeutics Inc.	1,975,692	148,809
*	Horizon Therapeutics plc	5,218,316	142,095
^,*	Teladoc Health Inc.	1,994,633	135,077
*	Syneos Health Inc.	2,331,209	124,044
	Bruker Corp.	2,802,888	123,131
*	Integra LifeSciences Holdings Corp.	2,014,160	120,991
^,*	Penumbra Inc.	876,549	117,887
*	Amedisys Inc.	886,785	116,178
*	ACADIA Pharmaceuticals Inc.	3,171,502	114,142
*	HealthEquity Inc.	1,943,414	111,056
*	Globus Medical Inc.	2,145,853	109,696
*	Neogen Corp.	1,474,986	100,461
*	Bluebird Bio Inc.	1,090,255	100,107
*	Medicines Co.	1,992,744	99,637
*	Repligen Corp.	1,291,048	99,010
*	Blueprint Medicines Corp.	1,304,369	95,832
*	Spark Therapeutics Inc.	973,031	94,365
*	United Therapeutics Corp.	1,180,907	94,177
*	Avantor Inc.	6,378,046	93,757
*	NuVasive Inc.	1,467,297	92,997
*	LHC Group Inc.	816,029	92,668
*	Tandem Diabetes Care Inc.	1,561,312	92,086
*	Nektar Therapeutics Class A	4,882,792	88,940
^,*	Moderna Inc.	5,512,740	87,763
*	ICU Medical Inc.	549,071	87,632
*	Alkermes plc	4,450,744	86,834
*	HMS Holdings Corp.	2,470,953	85,161
*	Omnicell Inc.	1,151,331	83,207
	FibroGen Inc.	2,189,151	80,955
*	Global Blood Therapeutics Inc.	1,605,796	77,913
	CONMED Corp.	793,188	76,265
*	Acadia Healthcare Co. Inc.	2,438,571	75,791
	Cantel Medical Corp.	1,000,451	74,834
*	Wright Medical Group NV	3,577,920	73,812
*	Mirati Therapeutics Inc.	934,431	72,802
^,*	Arrowhead Pharmaceuticals Inc.	2,536,052	71,466
*	Nevro Corp.	820,617	70,548
	Ensign Group Inc.	1,464,363	69,455
*	Ultragenyx Pharmaceutical Inc.	1,554,445	66,499
*	Guardant Health Inc.	1,041,763	66,496
*	Emergent BioSolutions Inc.	1,238,102	64,728
*	Quidel Corp.	1,039,466	63,771
*	Arena Pharmaceuticals Inc.	1,380,758	63,197
*	Medpace Holdings Inc.	750,499	63,072
*	Tenet Healthcare Corp.	2,850,362	63,050
*	Halozyme Therapeutics Inc.	3,969,384	61,565
*	MyoKardia Inc.	1,174,812	61,266
*	Immunomedics Inc.	4,591,346	60,881
*	Glaukos Corp.	971,968	60,758
*	Myriad Genetics Inc.	2,043,405	58,503
^,*	Allakos Inc.	741,423	58,298
*	Cambrex Corp.	971,176	57,785
*	Iovance Biotherapeutics Inc.	3,159,077	57,495
*	Amicus Therapeutics Inc.	7,044,714	56,499

^,*	Portola Pharmaceuticals Inc.	2,063,591	55,345
*	iRhythm Technologies Inc.	736,268	54,565
*	Natera Inc.	1,660,818	54,475
*	PTC Therapeutics Inc.	1,586,466	53,654
*	NeoGenomics Inc.	2,774,574	53,050
*	Select Medical Holdings Corp.	3,158,528	52,337
*	Avanos Medical Inc.	1,390,542	52,090
*	Genomic Health Inc.	765,034	51,885
*	Acceleron Pharma Inc.	1,299,337	51,337
^	Healthcare Services Group Inc.	2,105,488	51,142
*	MEDNAX Inc.	2,253,732	50,979
*	Prestige Consumer Healthcare Inc.	1,453,461	50,421
*	Invitae Corp.	2,517,592	48,514
*	Zogenix Inc.	1,208,913	48,405
*	Ligand Pharmaceuticals Inc.	481,435	47,922
*	Xencor Inc.	1,406,562	47,443
	US Physical Therapy Inc.	362,952	47,383
*	Agios Pharmaceuticals Inc.	1,449,109	46,951
*	Intercept Pharmaceuticals Inc.	702,051	46,588
*	Merit Medical Systems Inc.	1,500,852	45,716
*	Cardiovascular Systems Inc.	950,678	45,176
*	Reata Pharmaceuticals Inc. Class A	551,308	44,265
*	Insmed Inc.	2,481,121	43,767
*	Pacira BioSciences Inc.	1,126,679	42,893
	Patterson Cos. Inc.	2,329,250	41,507
*	Corcept Therapeutics Inc.	2,927,213	41,376
*	Heron Therapeutics Inc.	2,176,751	40,270
*	Magellan Health Inc.	635,105	39,440
*	Supernus Pharmaceuticals Inc.	1,408,649	38,710
*	Alder Biopharmaceuticals Inc.	2,021,007	38,116
*	Brookdale Senior Living Inc.	4,951,086	37,529
*	BioTelemetry Inc.	905,906	36,898
*	Ironwood Pharmaceuticals Inc. Class A	4,256,098	36,539
*	Momenta Pharmaceuticals Inc.	2,815,494	36,489
*	Radius Health Inc.	1,325,222	34,124
*	REGENXBIO Inc.	944,870	33,637
*	Audentes Therapeutics Inc.	1,176,773	33,056
*	STAAR Surgical Co.	1,274,186	32,849
^,*	Allogene Therapeutics Inc.	1,200,586	32,722
*	Coherus Biosciences Inc.	1,577,464	31,959
*	Varex Imaging Corp.	1,102,314	31,460
*	Veracyte Inc.	1,303,168	31,276
*	Inspire Medical Systems Inc.	507,246	30,952
	Atrion Corp.	39,060	30,434
^,*	Editas Medicine Inc.	1,322,240	30,068
*	Natus Medical Inc.	942,453	30,008
*	Sangamo Therapeutics Inc.	3,295,079	29,820
*	Deciphera Pharmaceuticals Inc.	876,428	29,746
*	Enanta Pharmaceuticals Inc.	487,028	29,261
*	Addus HomeCare Corp.	362,184	28,714
*	Apellis Pharmaceuticals Inc.	1,170,350	28,194
^,*	Denali Therapeutics Inc.	1,832,611	28,076
^,*	Esperion Therapeutics Inc.	744,109	27,279
*	Orthofix Medical Inc.	513,865	27,245
*	CryoLife Inc.	990,723	26,898
*	Fate Therapeutics Inc.	1,662,154	25,813
*	AtriCure Inc.	1,034,618	25,803

*	Inogen Inc.	535,127	25,638
*	Lantheus Holdings Inc.	1,018,279	25,523
	Luminex Corp.	1,219,996	25,193
*	Aerie Pharmaceuticals Inc.	1,290,395	24,801
^,*	Aimmune Therapeutics Inc.	1,178,491	24,678
*	Spectrum Pharmaceuticals Inc.	2,946,730	24,443
*	Theravance Biopharma Inc.	1,243,508	24,224
*	CareDx Inc.	1,049,134	23,721
*	ArQule Inc.	3,198,930	22,936
*	AnaptysBio Inc.	655,466	22,935
*	Epizyme Inc.	2,205,694	22,752
*	Gossamer Bio Inc.	1,353,200	22,720
*	R1 RCM Inc.	2,512,465	22,436
^,*	SmileDirectClub Inc.	1,616,185	22,433
*	Tricida Inc.	713,329	22,020
^,*	Cara Therapeutics Inc.	1,198,024	21,900
^,*	Omeros Corp.	1,334,217	21,788
*	Ra Pharmaceuticals Inc.	920,089	21,760
*	Anika Therapeutics Inc.	396,009	21,737
*	NanoString Technologies Inc.	983,254	21,228
*	Tactile Systems Technology Inc.	500,003	21,160
*	Madrigal Pharmaceuticals Inc.	245,324	21,152
^,*	OPKO Health Inc.	10,087,208	21,082
	National HealthCare Corp.	251,948	20,622
*	CorVel Corp.	271,306	20,538
*	Cerus Corp.	3,965,455	20,442
^,*	TherapeuticsMD Inc.	5,616,734	20,389
*	Athenex Inc.	1,675,967	20,388
^,*	Tivity Health Inc.	1,224,691	20,367
*	Dicerna Pharmaceuticals Inc.	1,417,925	20,361
*	Pacific Biosciences of California Inc.	3,910,656	20,179
*	Amphastar Pharmaceuticals Inc.	988,834	19,609
*	Vanda Pharmaceuticals Inc.	1,472,110	19,550
*	Atara Biotherapeutics Inc.	1,351,775	19,087
^,*	ZIOPHARM Oncology Inc.	4,429,887	18,960
*	Eagle Pharmaceuticals Inc.	333,435	18,862
*	Hanger Inc.	913,359	18,614
*	Vericel Corp.	1,227,320	18,582
*	Innoviva Inc.	1,757,037	18,519
*	Cytokinetics Inc.	1,622,375	18,463
*	Kura Oncology Inc.	1,209,338	18,346
*	ANI Pharmaceuticals Inc.	249,718	18,199
*	AngioDynamics Inc.	985,167	18,147
*	Envista Holdings Corp.	649,967	18,121
*	G1 Therapeutics Inc.	788,994	17,973
*	Endo International plc	5,561,000	17,851
*	MacroGenics Inc.	1,372,358	17,511
*	HealthStream Inc.	673,788	17,444
	LeMaitre Vascular Inc.	480,206	16,413
*	Rhythm Pharmaceuticals Inc.	750,101	16,195
^,*	Change Healthcare Inc.	1,337,746	16,160
*	Surmodics Inc.	351,508	16,078
*	RadNet Inc.	1,111,170	15,956
*	Adaptive Biotechnologies Corp.	510,604	15,778
*	Revance Therapeutics Inc.	1,164,614	15,140
*	Voyager Therapeutics Inc.	871,516	14,999
*	Retrophin Inc.	1,292,547	14,981

*	Catalyst Pharmaceuticals Inc.	2,794,407	14,838
^,*	PetIQ Inc. Class A	543,753	14,823
*	Intersect ENT Inc.	862,868	14,677
^,*	Intellia Therapeutics Inc.	1,098,012	14,658
*	Heska Corp.	201,172	14,257
^,*	Karyopharm Therapeutics Inc.	1,481,507	14,252
*	Twist Bioscience Corp.	593,758	14,179
*	10X Genomics Inc. Class A	279,030	14,063
^,*	Accelerate Diagnostics Inc.	755,926	14,038
*	Achillion Pharmaceuticals Inc.	3,857,501	13,887
*	Antares Pharma Inc.	4,122,436	13,790
^,*	Axsome Therapeutics Inc.	678,137	13,725
^,*	Flexion Therapeutics Inc.	968,105	13,268
*	Stemline Therapeutics Inc.	1,267,415	13,194
*	OraSure Technologies Inc.	1,752,493	13,091
*	Axogen Inc.	1,017,943	12,704
*	Option Care Health Inc.	3,941,123	12,612
^,*	Viking Therapeutics Inc.	1,822,328	12,538
*	Principia Biopharma Inc.	431,149	12,176
*	Corindus Vascular Robotics Inc.	2,820,917	12,074
*	Y-mAbs Therapeutics Inc.	462,028	12,040
*	Akebia Therapeutics Inc.	3,062,538	12,005
^,*	Apollo Medical Holdings Inc.	681,105	12,001
^,*	TG Therapeutics Inc.	2,109,942	11,847
*	Translate Bio Inc.	1,177,708	11,671
*	Progenics Pharmaceuticals Inc.	2,305,201	11,653
*	Cutera Inc.	386,534	11,298
	Utah Medical Products Inc.	116,809	11,195
^,*	Bridgebio Pharma Inc.	510,940	10,970
*	Krystal Biotech Inc.	313,396	10,883
^,*	Community Health Systems Inc.	3,014,652	10,853
^,*	Intrexon Corp.	1,867,600	10,683
^,*	Silk Road Medical Inc.	322,895	10,504
*	Cymabay Therapeutics Inc.	2,048,278	10,487
^,*	Alector Inc.	725,999	10,469
	Meridian Bioscience Inc.	1,100,229	10,441
*	Syros Pharmaceuticals Inc.	1,003,963	10,421
^,*	Lannett Co. Inc.	921,363	10,319
*	Homology Medicines Inc.	568,781	10,295
*	CytomX Therapeutics Inc.	1,367,661	10,093
^,*	Dova Pharmaceuticals Inc.	358,892	10,031
^,*	Rocket Pharmaceuticals Inc.	851,197	9,916
*	ImmunoGen Inc.	4,092,668	9,904
^,*	AMAG Pharmaceuticals Inc.	842,191	9,727
*	Collegium Pharmaceutical Inc.	842,958	9,677
*	Odonate Therapeutics Inc.	370,406	9,642
*	Intra-Cellular Therapies Inc.	1,286,638	9,611
*	Akorn Inc.	2,511,196	9,543
^,*	Kadmon Holdings Inc.	3,778,820	9,523
*	Puma Biotechnology Inc.	881,844	9,493
*	Fluidigm Corp.	2,016,177	9,335
^,*	Quanterix Corp.	422,159	9,271
*	Avrobio Inc.	654,001	9,234
	Owens & Minor Inc.	1,576,432	9,159
*	OrthoPediatrics Corp.	259,454	9,148
*	BioDelivery Sciences International Inc.	2,166,454	9,121
*	Cyclerion Therapeutics Inc.	744,193	9,020

*	Triple-S Management Corp. Class B	664,054	8,898
^,*	Corbus Pharmaceuticals Holdings Inc.	1,812,825	8,828
	Axonics Modulation Technologies Inc.	322,722	8,688
*	GenMark Diagnostics Inc.	1,432,600	8,682
*	Dermira Inc.	1,358,100	8,678
*	BioSpecifics Technologies Corp.	160,830	8,608
^,*	Adverum Biotechnologies Inc.	1,572,510	8,570
^,*	Akcea Therapeutics Inc.	552,560	8,504
*	Avid Bioservices Inc.	1,591,048	8,433
*	Durect Corp.	4,559,759	8,390
*	BioCryst Pharmaceuticals Inc.	2,892,978	8,288
*	SIGA Technologies Inc.	1,615,615	8,272
*	Amneal Pharmaceuticals Inc.	2,807,446	8,142
^,*	Dynavax Technologies Corp. Class A	2,264,460	8,095
*	Agenus Inc.	3,137,665	8,095
*	Rigel Pharmaceuticals Inc.	4,319,295	8,077
^,*	CEL-SCI Corp.	886,495	7,925
*	Kodiak Sciences Inc.	548,470	7,887
*	SI-BONE Inc.	437,574	7,732
*	Kindred Biosciences Inc.	1,127,689	7,725
*	Arvinas Inc.	357,973	7,714
^,*	Turning Point Therapeutics Inc.	200,712	7,547
*	Minerva Neurosciences Inc.	952,916	7,385
*	ChemoCentryx Inc.	1,078,154	7,310
*	Sientra Inc.	1,125,828	7,295
*	PDL BioPharma Inc.	3,374,353	7,289
*	Arcus Biosciences Inc.	790,720	7,196
	Invacare Corp.	947,765	7,108
^,*	MediciNova Inc.	891,718	7,094
*	Xeris Pharmaceuticals Inc.	719,094	7,069
^,*	Rubius Therapeutics Inc.	896,003	7,034
^,*	Evolus Inc.	446,897	6,981
^,*	Geron Corp.	5,232,222	6,959
*	Eiger BioPharmaceuticals Inc.	672,974	6,898
*	Joint Corp.	365,878	6,809
^,*	BioLife Solutions Inc.	404,489	6,725
^,*	Amyris Inc.	1,409,918	6,711
^,*	XBiotech Inc.	639,503	6,689
^,*	ViewRay Inc.	2,305,503	6,686
*	Assembly Biosciences Inc.	671,667	6,602
^,*	Shockwave Medical Inc.	214,299	6,414
*	Pfenex Inc.	759,615	6,411
^,*	MannKind Corp.	5,095,252	6,369
*	Accuray Inc.	2,290,220	6,344
*	Recro Pharma Inc.	567,972	6,293
*	Protagonist Therapeutics Inc.	523,659	6,289
^,*	Eidos Therapeutics Inc.	168,644	6,066
^,*	Clovis Oncology Inc.	1,519,634	5,972
*	ADMA Biologics Inc.	1,341,428	5,969
^,*	Zynex Inc.	624,273	5,937
*	Apyx Medical Corp.	857,737	5,807
^,*	Sorrento Therapeutics Inc.	2,652,034	5,675
^,*	Inovio Pharmaceuticals Inc.	2,754,474	5,647
*	SeaSpine Holdings Corp.	455,937	5,567
*	Ardelyx Inc.	1,178,946	5,541
^,*	Provention Bio Inc.	807,912	5,514
*	Magenta Therapeutics Inc.	526,943	5,406

^,*	Mallinckrodt plc	2,169,034	5,227
*	Aeglea BioTherapeutics Inc.	676,780	5,204
*	Misonix Inc.	258,093	5,188
*	Gritstone Oncology Inc.	598,855	5,171
*	La Jolla Pharmaceutical Co.	582,183	5,123
^,*	TransMedics Group Inc.	214,766	5,101
^,*	Solid Biosciences Inc.	489,748	5,064
*	RTI Surgical Holdings Inc.	1,759,969	5,016
^,*	Palatin Technologies Inc.	5,468,718	4,970
^,*	Athersys Inc.	3,726,182	4,956
*	Enzo Biochem Inc.	1,366,399	4,919
*	Alphatec Holdings Inc.	972,677	4,883
*	Chiasma Inc.	984,427	4,873
*	Replimune Group Inc.	348,880	4,849
*	Verrica Pharmaceuticals Inc.	325,091	4,798
^,*	Senseonics Holdings Inc.	4,827,947	4,772
*	Syndax Pharmaceuticals Inc.	635,103	4,744
^,*	AcelRx Pharmaceuticals Inc.	2,142,380	4,713
*	Scholar Rock Holding Corp.	523,922	4,689
^,*	Marker Therapeutics Inc.	904,972	4,624
^,*	Crinetics Pharmaceuticals Inc.	306,721	4,613
*	Stoke Therapeutics Inc.	212,600	4,569
^,*	Rockwell Medical Inc.	1,638,452	4,522
^,*	Anavex Life Sciences Corp.	1,425,049	4,503
*	Seres Therapeutics Inc.	1,122,513	4,501
*	Vapotherm Inc.	463,490	4,389
*	Calithera Biosciences Inc.	1,409,585	4,356
^,*	resTORbio Inc.	491,365	4,344
*	CASI Pharmaceuticals Inc.	1,298,963	4,339
*	Harrow Health Inc.	763,120	4,289
*	Avedro Inc.	187,451	4,255
^,*	Optinose Inc.	607,773	4,254
*	X4 Pharmaceuticals Inc.	333,547	4,239
^,*	Surgery Partners Inc.	568,219	4,196
^,*	CytoSorbents Corp.	832,151	4,186
^,*	Catasys Inc.	253,678	3,998
^,*	CorMedix Inc.	625,748	3,992
^,*	Zynerba Pharmaceuticals Inc.	527,680	3,989
*	Forty Seven Inc.	618,108	3,968
*	Acorda Therapeutics Inc.	1,366,942	3,923
*	GlycoMimetics Inc.	910,116	3,923
^,*	Dyadic International Inc.	621,809	3,812
*	NextCure Inc.	122,619	3,783
*	FONAR Corp.	182,278	3,768
*	Pulse Biosciences Inc.	243,381	3,758
^,*	Galectin Therapeutics Inc.	1,022,877	3,754
*	Concert Pharmaceuticals Inc.	638,360	3,754
^,*	AVEO Pharmaceuticals Inc.	4,364,829	3,686
*	iRadimed Corp.	172,304	3,622
*	Harpoon Therapeutics Inc.	264,272	3,610
*	Chimerix Inc.	1,522,300	3,577
*	Cue Biopharma Inc.	418,898	3,531
^,*	Cortexyme Inc.	141,231	3,521
*	Aldeyra Therapeutics Inc.	667,217	3,516
*	Personalis Inc.	236,565	3,472
^,*	UNITY Biotechnology Inc.	568,733	3,469
^,*	EyePoint Pharmaceuticals Inc.	1,904,792	3,448

^,*	BioSig Technologies Inc.	417,459	3,444
*	KalVista Pharmaceuticals Inc.	291,774	3,385
*	Lineage Cell Therapeutics Inc.	3,430,046	3,361
*	Conformis Inc.	1,798,223	3,345
*	MEI Pharma Inc.	1,957,877	3,289
*	Molecular Templates Inc.	498,759	3,287
*	Atreca Inc.	266,417	3,261
*	Spero Therapeutics Inc.	306,125	3,245
	Capital Senior Living Corp.	740,585	3,244
^,*	Ocular Therapeutix Inc.	1,066,121	3,241
*	TCR2 Therapeutics Inc.	215,242	3,235
^,*	Novavax Inc.	643,291	3,229
*	Five Prime Therapeutics Inc.	824,351	3,194
^,*	Akero Therapeutics Inc.	139,079	3,164
^,*	Paratek Pharmaceuticals Inc.	722,871	3,123
*	Kiniksa Pharmaceuticals Ltd. Class A	348,492	2,966
^,*	Lexicon Pharmaceuticals Inc.	975,711	2,937
*	Constellation Pharmaceuticals Inc.	452,917	2,926
*	Adamas Pharmaceuticals Inc.	543,313	2,779
*	Eloxx Pharmaceuticals Inc.	608,308	2,750
^,*	Chembio Diagnostics Inc.	447,516	2,739
^,*	Sesen Bio Inc.	2,309,212	2,702
*	Mustang Bio Inc.	808,613	2,636
^,*	XOMA Corp.	134,047	2,617
^,*	Trevena Inc.	2,656,331	2,569
*	Assertio Therapeutics Inc.	1,986,395	2,543
*	Karuna Therapeutics Inc.	153,447	2,504
*	Fulgent Genetics Inc.	240,311	2,497
*	Celcuity Inc.	146,048	2,480
^,*	Synthorx Inc.	152,343	2,479
*	Precision BioSciences Inc.	291,609	2,447
^,*	Moleculin Biotech Inc.	2,203,580	2,446
*	Neuronetics Inc.	290,135	2,411
^,*	Ovid therapeutics Inc.	732,010	2,372
*	Abeona Therapeutics Inc.	1,001,680	2,264
^,*	T2 Biosystems Inc.	885,873	2,215
*	Harvard Bioscience Inc.	719,311	2,212
*	Genesis Healthcare Inc.	1,933,035	2,146
^,*	Matinas BioPharma Holdings Inc.	3,386,671	2,135
*	Millendo Therapeutics Inc.	297,999	2,119
*	Exicure Inc.	835,488	2,114
*	Prevail Therapeutics Inc.	170,499	2,094
^,*	Sunesis Pharmaceuticals Inc.	2,860,014	2,059
*	Kala Pharmaceuticals Inc.	534,072	2,032
*	InfuSystem Holdings Inc.	379,590	2,008
^,*	Verastem Inc.	1,655,459	2,003
*	Sutro Biopharma Inc.	217,651	1,978
^,*	Marinus Pharmaceuticals Inc.	1,278,370	1,969
^,*	SCYNEXIS Inc.	1,845,341	1,965
*	Catalyst Biosciences Inc.	398,149	1,955
*	American Renal Associates Holdings Inc.	307,571	1,944
^,*	Enochian Biosciences Inc.	351,591	1,934
^,*	BrainStorm Cell Therapeutics Inc.	494,458	1,928
*	Mersana Therapeutics Inc.	1,213,031	1,917
^,*	Curis Inc.	822,614	1,843
*	Applied Genetic Technologies Corp.	438,277	1,823
*	Endologix Inc.	458,529	1,820

*	LogicBio Therapeutics Inc.	167,462	1,810
*	Checkpoint Therapeutics Inc.	724,862	1,805
*	Sensus Healthcare Inc.	296,976	1,782
^,*	Idera Pharmaceuticals Inc.	613,295	1,772
*	Otonomy Inc.	737,046	1,762
^,*	Bioxcel Therapeutics Inc.	249,603	1,757
^,*	Evelo Biosciences Inc.	287,124	1,751
^,*	Fortress Biotech Inc.	1,231,692	1,737
^,*	Agile Therapeutics Inc.	1,465,040	1,736
^,*	Ampio Pharmaceuticals Inc.	3,462,732	1,735
*	PhaseBio Pharmaceuticals Inc.	412,403	1,720
^,*	Anixa Biosciences Inc.	424,878	1,699
*	Orgenesis Inc.	390,018	1,693
^,*	Tyme Technologies Inc.	1,410,436	1,678
^,*	Soliton Inc.	156,600	1,674
^,*	Neos Therapeutics Inc.	1,121,410	1,660
*	Aptinyx Inc.	471,915	1,647
*	Cumberland Pharmaceuticals Inc.	275,632	1,634
*	Selecta Biosciences Inc.	931,707	1,630
^,*	Oncocyte Corp.	766,650	1,610
*	Menlo Therapeutics Inc.	353,454	1,583
*	Infinity Pharmaceuticals Inc.	1,491,350	1,536
^,*	ElectroCore Inc.	700,682	1,534
	Psychemedics Corp.	165,302	1,506
^,*	Kaleido Biosciences Inc.	195,648	1,473
^,*	Genocea Biosciences Inc.	498,354	1,445
*	Jounce Therapeutics Inc.	431,099	1,436
^,*	Catabasis Pharmaceuticals Inc.	263,608	1,423
*	Savara Inc.	516,645	1,369
^,*	NewLink Genetics Corp.	859,970	1,367
^,*	Quorum Health Corp.	1,125,183	1,361
*	Castle Biosciences Inc.	74,581	1,349
^,*	Eton Pharmaceuticals Inc.	213,277	1,348
*	Synlogic Inc.	586,414	1,343
^,*	Teligent Inc.	1,357,779	1,290
*	Electromed Inc.	191,641	1,267
*	Cerecor Inc.	383,569	1,262
	Merrimack Pharmaceuticals Inc.	277,294	1,245
^,*	Melinta Therapeutics Inc.	322,073	1,227
^,*	MRI Interventions Inc.	232,555	1,177
^,*	Zosano Pharma Corp.	745,534	1,163
^,*	Corvus Pharmaceuticals Inc.	382,848	1,152
*	Apollo Endosurgery Inc.	338,627	1,128
*	Pro-Dex Inc.	72,749	1,113
*	Strata Skin Sciences Inc.	517,774	1,103
*	Aduro Biotech Inc.	1,032,336	1,094
*	Bellicum Pharmaceuticals Inc.	1,037,236	1,089
*	Champions Oncology Inc.	189,449	1,070
*	IRIDEX Corp.	563,826	1,066
^,*	PAVmed Inc.	1,093,405	1,048
*	VIVUS Inc.	271,618	1,043
^,*	Evofem Biosciences Inc.	203,801	1,027
*	scPharmaceuticals Inc.	167,208	990
*	Allena Pharmaceuticals Inc.	245,176	966
*	Opiant Pharmaceuticals Inc.	59,635	926
*	Neon Therapeutics Inc.	536,388	923
*	PLx Pharma Inc.	178,053	908

*	Cidara Therapeutics Inc.	451,652	901
*	Spring Bank Pharmaceuticals Inc.	255,362	894
	Fibrocell Science Inc.	300,914	891
*	Calyxt Inc.	157,904	891
*	SpringWorks Therapeutics Inc.	41,072	890
*	AquaBounty Technologies Inc.	347,989	870
^,*	Vaccinex Inc.	120,430	863
*	Axcella Health Inc.	151,058	855
^,*	Morphic Holding Inc.	45,494	824
^,*	KemPharm Inc.	1,194,467	823
*	AgeX Therapeutics Inc.	415,268	814
^,*	NantKwest Inc.	646,858	789
*	Liquidia Technologies Inc.	217,927	776
^,*	Biolase Inc.	815,191	775
*	Equillium Inc.	203,300	773
^,*	AAC Holdings Inc.	1,131,442	758
^,*	Novan Inc.	288,310	744
*	Vermillion Inc.	1,379,576	744
^,*	Ekso Bionics Holdings Inc.	1,398,803	739
^,*	Altimmune Inc.	377,900	737
*	Celldex Therapeutics Inc.	344,839	734
*	Kezar Life Sciences Inc.	223,678	734
^,*	Adamis Pharmaceuticals Corp.	1,029,133	725
*	Aclaris Therapeutics Inc.	654,135	706
*	Actinium Pharmaceuticals Inc.	3,033,390	698
^,*	Organovo Holdings Inc.	2,598,783	677
*	Standard Diversified Inc.	59,049	676
^,*	Celsion Corp.	437,596	674
*	Hookipa Pharma Inc.	88,990	667
^,*	Arcadia Biosciences Inc.	141,438	662
*	IVERIC bio Inc.	578,351	648
^,*	HTG Molecular Diagnostics Inc.	936,812	637
*	Xtant Medical Holdings Inc.	221,928	630
^,*	PolarityTE Inc.	194,180	627
*	Aquestive Therapeutics Inc.	196,972	626
^,*	Ideaya Biosciences Inc.	66,615	600
*	Eyenovia Inc.	160,888	595
^,*	SELLAS Life Sciences Group Inc.	4,774,165	578
*	Unum Therapeutics Inc.	400,874	577
^,*	Cohbar Inc.	442,624	575
*	Soligenix Inc.	598,911	563
^,*	Leap Therapeutics Inc.	477,317	558
*	Cocrystal Pharma Inc.	268,535	548
*	Alpine Immune Sciences Inc.	139,028	545
*	Aerpio Pharmaceuticals Inc.	802,614	545
^,*	Second Sight Medical Products Inc.	656,944	542
*	aTyr Pharma Inc.	152,825	535
*	Alimera Sciences Inc.	937,766	531
^,*	Helius Medical Technologies Inc. Class A	314,754	519
*	Arbutus Biopharma Corp.	331,540	506
*	NGM Biopharmaceuticals Inc.	35,715	495
*	Avenue Therapeutics Inc.	78,707	469
*	Surface Oncology Inc.	323,119	459
^,*	Oragenics Inc.	844,227	456
^,*	Co-Diagnostics Inc.	438,601	452
*	Mirum Pharmaceuticals Inc.	44,378	446
*	CTI BioPharma Corp.	532,676	443

*	Proteostasis Therapeutics Inc.	513,950	434
*	Caladrius Biosciences Inc.	153,833	389
*	Tocagen Inc.	584,325	387
*	ImmuCell Corp.	66,289	368
*	Biomerica Inc.	113,198	368
^,*	Sophiris Bio Inc.	618,362	362
^,*	Clearside Biomedical Inc.	554,321	349
^,*	Citius Pharmaceuticals Inc.	435,356	335
^,*	Tetraphase Pharmaceuticals Inc.	62,855	334
^,*	Outlook Therapeutics Inc.	223,704	333
*	Bellerophon Therapeutics Inc.	681,990	329
*	Zafgen Inc.	444,733	329
^,*	Trovagene Inc.	216,695	327
*	Exagen Inc.	20,552	318
*	Satsuma Pharmaceuticals Inc.	20,612	309
^,*	Conatus Pharmaceuticals Inc.	936,834	295
*	AzurRx BioPharma Inc.	490,181	294
*	Tracon Pharmaceuticals Inc.	633,995	283
^,*	Soleno Therapeutics Inc.	186,824	280
^,*	NantHealth Inc.	370,239	270
*	Oncternal Therapeutics Inc.	53,951	270
*	Obalon Therapeutics Inc.	137,022	266
^,*	Adial Pharmaceuticals Inc.	176,277	264
*	Achieve Life Sciences Inc.	154,771	264
*	IGM Biosciences Inc.	14,740	262
^,*	Heat Biologics Inc.	534,924	260
*	IsoRay Inc.	781,497	251
^,*	Acer Therapeutics Inc.	70,268	224
*	ContraFect Corp.	624,454	224
^,*	Restoration Robotics Inc.	331,146	215
*	Miragen Therapeutics Inc.	292,449	214
^,*	Evoke Pharma Inc.	241,002	207
*	Aptevo Therapeutics Inc.	335,112	197
*	Milestone Scientific Inc.	237,252	197
^,*	vTv Therapeutics Inc. Class A	116,755	181
*	Aravive Inc.	23,608	177
*	Bioanalytical Systems Inc.	46,688	168
*	Trevi Therapeutics Inc.	32,341	146
	Digirad Corp.	30,920	141
*	Aevi Genomic Medicine Inc.	902,103	135
*	Aileron Therapeutics Inc.	199,290	134
*	DiaMedica Therapeutics Inc.	63,532	130
^,*	Imac Holdings Inc.	38,906	128
*	Gemphire Therapeutics Inc.	297,462	112
^,*	Titan Pharmaceuticals Inc.	409,597	110
*	Zomedica Pharmaceuticals Corp.	294,779	110
*	Cassava Sciences Inc.	86,716	104
*	RA Medical Systems Inc.	65,700	92
*	American Shared Hospital Services	36,338	91
*	Applied Therapeutics Inc.	7,913	87
*	Diffusion Pharmaceuticals Inc.	45,422	84
^,*	OncoSec Medical Inc.	38,594	76
^,*	Navidea Biopharmaceuticals Inc.	109,561	76
*	PDS Biotechnology Corp.	20,105	67
*	Brickell Biotech Inc.	15,298	63
^,*	Predictive Oncology Inc.	112,273	57
*	Myomo Inc.	86,910	53

*	Dynatronics Corp.	49,617	53
*	Retractable Technologies Inc.	45,488	52
*	Hancock Jaffe Laboratories Inc.	60,275	51
*	Inmune Bio Inc.	8,450	50
*	Aridis Pharmaceuticals Inc.	7,299	49
*	Daxor Corp.	5,067	47
*	Five Star Senior Living Inc.	96,100	44
*	Hoth Therapeutics Inc.	8,642	39
*	Cleveland BioLabs Inc.	38,007	38
*	ENDRA Life Sciences Inc.	31,560	33
^,§	Synergy Pharmaceuticals Inc.	5,148,145	33
*	Entasis Therapeutics Holdings Inc.	5,429	32
^,*	Onconova Therapeutics Inc.	33,111	28
*	Genprex Inc.	35,282	27
*	Akers Biosciences Inc.	54,257	24
^,*,§ Oncternal Therapeutics Inc. CVR		8,933	18
*	NanoViricides Inc.	8,483	17
^,*	iBio Inc.	26,292	14
*	Novus Therapeutics Inc.	20,113	13
*	Aethlon Medical Inc.	26,966	6
^,*	Viveve Medical Inc.	1	—
*	EyeGate Pharmaceuticals Inc.	1	—
*	Galena Biopharma Inc Warrants Exp. 03/18/2020	157,500	—
			101,385,839
Industrials (13.4%)
	Boeing Co.	14,979,809	5,699,368
	Accenture plc Class A	17,870,911	3,437,470
	Honeywell International Inc.	20,202,805	3,418,315
	United Technologies Corp.	24,198,464	3,303,574
*	PayPal Holdings Inc.	31,314,466	3,243,866
	Union Pacific Corp.	19,751,514	3,199,350
	3M Co.	16,131,663	2,652,045
	Lockheed Martin Corp.	6,722,041	2,621,999
	Danaher Corp.	18,068,741	2,609,668
	United Parcel Service Inc. Class B	19,559,403	2,343,608
	Fidelity National Information Services Inc.	17,187,041	2,281,752
	General Electric Co.	244,591,558	2,186,649
	Caterpillar Inc.	15,766,460	1,991,462
	Automatic Data Processing Inc.	11,577,078	1,868,772
*	Fiserv Inc.	16,122,705	1,670,151
	Northrop Grumman Corp.	4,273,767	1,601,765
	Raytheon Co.	7,815,070	1,533,239
	Deere & Co.	8,890,300	1,499,616
	CSX Corp.	21,270,647	1,473,418
	Waste Management Inc.	11,848,020	1,362,522
	Norfolk Southern Corp.	7,392,112	1,328,067
	Illinois Tool Works Inc.	8,195,100	1,282,451
	Sherwin-Williams Co.	2,325,219	1,278,568
	Global Payments Inc.	7,997,788	1,271,648
	General Dynamics Corp.	6,879,748	1,257,136
	Emerson Electric Co.	17,264,439	1,154,300
	Roper Technologies Inc.	2,897,812	1,033,360
	Eaton Corp. plc	11,792,796	980,571
	Johnson Controls International plc	22,266,384	977,272
	FedEx Corp.	6,577,473	957,483
	TE Connectivity Ltd.	9,430,313	878,717
	Ingersoll-Rand plc	6,732,981	829,571

Amphenol Corp. Class A	8,354,045	806,165
Paychex Inc.	9,042,350	748,435
TransDigm Group Inc.	1,410,839	734,582
Cummins Inc.	4,374,857	711,658
Willis Towers Watson plc	3,602,467	695,168
* FleetCor Technologies Inc.	2,413,683	692,196
Verisk Analytics Inc. Class A	4,341,985	686,642
Ball Corp.	9,369,542	682,196
Waste Connections Inc.	7,388,044	679,700
PACCAR Inc.	9,660,512	676,332
Agilent Technologies Inc.	8,756,910	671,042
Cintas Corp.	2,457,724	658,916
Parker-Hannifin Corp.	3,601,022	650,381
Stanley Black & Decker Inc.	4,247,003	613,310
* CoStar Group Inc.	1,018,842	604,377
* Square Inc.	9,549,280	591,578
AMETEK Inc.	6,338,420	581,994
Vulcan Materials Co.	3,674,095	555,670
Fortive Corp.	8,035,991	550,948
Rockwell Automation Inc.	3,284,005	541,204
Fastenal Co.	15,912,221	519,852
* Keysight Technologies Inc.	5,265,589	512,079
Republic Services Inc. Class A	5,862,912	507,435
* Mettler-Toledo International Inc.	692,639	487,895
Martin Marietta Materials Inc.	1,744,010	478,033
TransUnion	5,213,049	422,830
Dover Corp.	4,050,934	403,311
Broadridge Financial Solutions Inc.	3,231,370	402,079
* Waters Corp.	1,797,428	401,240
Xylem Inc.	5,021,750	399,832
WW Grainger Inc.	1,305,544	387,942
Kansas City Southern	2,802,013	372,696
Wabtec Corp.	5,116,644	367,682
Jacobs Engineering Group Inc.	3,822,264	349,737
Expeditors International of Washington Inc.	4,703,041	349,389
IDEX Corp.	2,107,236	345,334
Old Dominion Freight Line Inc.	2,028,477	344,780
Masco Corp.	8,132,489	338,962
* Teledyne Technologies Inc.	998,868	321,626
CH Robinson Worldwide Inc.	3,767,442	319,404
Textron Inc.	6,480,223	317,272
Jack Henry & Associates Inc.	2,171,678	317,000
* Zebra Technologies Corp.	1,512,454	312,125
Arconic Inc.	10,948,473	284,660
Packaging Corp. of America	2,630,041	279,047
* Trimble Inc.	7,035,555	273,050
Booz Allen Hamilton Holding Corp. Class A	3,843,173	272,942
HEICO Corp. Class A	2,787,605	271,262
* United Rentals Inc.	2,160,335	269,264
Allegion plc	2,591,068	268,564
JB Hunt Transport Services Inc.	2,412,803	266,977
Westrock Co.	7,240,289	263,909
PerkinElmer Inc.	3,073,924	261,806
Lennox International Inc.	1,035,889	251,690
* Crown Holdings Inc.	3,746,195	247,474
* WEX Inc.	1,214,227	245,359
Snap-on Inc.	1,544,272	241,740

Spirit AeroSystems Holdings Inc. Class A	2,909,892	239,310
Huntington Ingalls Industries Inc.	1,113,238	235,773
* Fair Isaac Corp.	766,556	232,665
Carlisle Cos. Inc.	1,590,609	231,497
* Sensata Technologies Holding plc	4,555,170	228,032
Cognex Corp.	4,558,803	223,974
Graco Inc.	4,630,414	213,184
Toro Co.	2,900,037	212,573
Nordson Corp.	1,450,457	212,144
* Euronet Worldwide Inc.	1,423,021	208,188
AptarGroup Inc.	1,749,163	207,188
FLIR Systems Inc.	3,824,060	201,107
Hubbell Inc. Class B	1,520,906	199,847
Universal Display Corp.	1,185,891	199,111
Owens Corning	3,054,222	193,027
Hexcel Corp.	2,344,215	192,530
* HD Supply Holdings Inc.	4,837,063	189,492
AO Smith Corp.	3,903,315	186,227
Donaldson Co. Inc.	3,565,227	185,677
Genpact Ltd.	4,790,790	185,643
* XPO Logistics Inc.	2,587,508	185,188
Pentair plc	4,791,198	181,107
Sealed Air Corp.	4,356,192	180,826
* Arrow Electronics Inc.	2,357,752	175,841
* Genesee & Wyoming Inc. Class A	1,585,920	175,260
Robert Half International Inc.	3,099,433	172,514
Woodward Inc.	1,592,901	171,763
Flowserve Corp.	3,656,479	170,794
* AECOM	4,383,235	164,634
Sonoco Products Co.	2,776,990	161,649
Xerox Holdings Corp.	5,272,634	157,704
MDU Resources Group Inc.	5,526,910	155,804
BWX Technologies Inc.	2,721,440	155,694
Allison Transmission Holdings Inc.	3,277,260	154,195
Curtiss-Wright Corp.	1,187,628	153,643
Acuity Brands Inc.	1,121,990	151,233
Watsco Inc.	884,624	149,661
Quanta Services Inc.	3,958,345	149,625
* Trex Co. Inc.	1,644,531	149,537
Alliance Data Systems Corp.	1,159,083	148,513
National Instruments Corp.	3,528,208	148,149
ITT Inc.	2,410,656	147,508
Oshkosh Corp.	1,931,462	146,405
Lincoln Electric Holdings Inc.	1,685,607	146,243
* Berry Global Group Inc.	3,688,864	144,862
ManpowerGroup Inc.	1,713,584	144,352
Jabil Inc.	3,878,114	138,720
MAXIMUS Inc.	1,784,137	137,842
* Generac Holdings Inc.	1,718,682	134,642
EMCOR Group Inc.	1,552,629	133,712
Tetra Tech Inc.	1,537,160	133,364
* Kirby Corp.	1,608,722	132,173
* IPG Photonics Corp.	971,008	131,669
AGCO Corp.	1,737,140	131,502
* Stericycle Inc.	2,578,516	131,324
Avnet Inc.	2,919,105	129,856
Armstrong World Industries Inc.	1,321,192	127,759

	Landstar System Inc.	1,120,915	126,193
	Air Lease Corp. Class A	2,929,234	122,501
	Knight-Swift Transportation Holdings Inc.	3,368,274	122,268
	Graphic Packaging Holding Co.	8,217,469	121,208
*	Mercury Systems Inc.	1,465,432	118,949
	Littelfuse Inc.	660,479	117,110
	Crane Co.	1,404,643	113,256
*	RBC Bearings Inc.	679,533	112,741
*	MasTec Inc.	1,736,223	112,733
	Brink's Co.	1,357,825	112,632
*	FTI Consulting Inc.	1,060,234	112,374
*	Clean Harbors Inc.	1,406,898	108,613
	Insperity Inc.	1,091,624	107,656
	Eagle Materials Inc.	1,191,169	107,217
	MSA Safety Inc.	982,123	107,159
*	CoreLogic Inc.	2,296,805	106,273
*	Gardner Denver Holdings Inc.	3,673,048	103,911
*	Coherent Inc.	673,481	103,528
	Exponent Inc.	1,437,799	100,502
*	Aerojet Rocketdyne Holdings Inc.	1,965,798	99,292
	KBR Inc.	3,940,058	96,689
	nVent Electric plc	4,319,655	95,205
*	Axon Enterprise Inc.	1,672,779	94,980
*	TopBuild Corp.	979,883	94,490
*	ASGN Inc.	1,440,631	90,558
	MSC Industrial Direct Co. Inc. Class A	1,234,691	89,552
*	Paylocity Holding Corp.	903,067	88,121
	Louisiana-Pacific Corp.	3,544,998	87,136
	Regal Beloit Corp.	1,193,264	86,929
*	SiteOne Landscape Supply Inc.	1,165,762	86,290
	John Bean Technologies Corp.	863,092	85,817
	UniFirst Corp.	432,741	84,436
	Timken Co.	1,932,319	84,075
^,*	II-VI Inc.	2,380,729	83,825
	Valmont Industries Inc.	599,192	82,952
	Simpson Manufacturing Co. Inc.	1,174,595	81,482
	GATX Corp.	1,031,926	80,005
*	Cimpress NV	601,248	79,269
*	Rexnord Corp.	2,907,959	78,660
	Ryder System Inc.	1,502,510	77,785
	Albany International Corp. Class A	862,421	77,756
*	Novanta Inc.	945,788	77,290
*	TriNet Group Inc.	1,229,905	76,488
*	Itron Inc.	1,024,807	75,795
	Moog Inc. Class A	927,364	75,228
*	AMN Healthcare Services Inc.	1,306,143	75,182
	Fluor Corp.	3,909,625	74,791
*	Proto Labs Inc.	731,224	74,658
	EnerSys	1,122,093	73,991
	Watts Water Technologies Inc. Class A	788,900	73,944
*	Colfax Corp.	2,506,805	72,848
	Macquarie Infrastructure Corp.	1,838,005	72,546
	Barnes Group Inc.	1,404,219	72,373
*	Allegheny Technologies Inc.	3,571,841	72,330
	Kennametal Inc.	2,345,986	72,116
*	Rogers Corp.	521,895	71,348
	World Fuel Services Corp.	1,771,842	70,767

	Brady Corp. Class A	1,332,094	70,668
*	Summit Materials Inc. Class A	3,178,411	70,561
*	Saia Inc.	743,821	69,696
*	Integer Holdings Corp.	920,889	69,582
	ABM Industries Inc.	1,880,300	68,293
*	Builders FirstSource Inc.	3,287,819	67,647
	Universal Forest Products Inc.	1,688,145	67,323
*	Beacon Roofing Supply Inc.	1,952,475	65,466
*	Advanced Disposal Services Inc.	2,000,939	65,171
	HEICO Corp.	519,951	64,931
	Silgan Holdings Inc.	2,149,527	64,561
	Belden Inc.	1,198,714	63,939
	Vishay Intertechnology Inc.	3,752,933	63,537
	Applied Industrial Technologies Inc.	1,099,140	62,431
	Otter Tail Corp.	1,157,723	62,228
*	ExlService Holdings Inc.	924,245	61,887
*	Sanmina Corp.	1,901,084	61,044
	Deluxe Corp.	1,241,392	61,027
	Cubic Corp.	857,315	60,381
	Korn Ferry	1,557,776	60,192
	Covanta Holding Corp.	3,423,458	59,192
*	WESCO International Inc.	1,229,696	58,743
*	Anixter International Inc.	826,546	57,131
	Trinity Industries Inc.	2,873,586	56,552
	Federal Signal Corp.	1,716,297	56,192
*	Ambarella Inc.	884,509	55,578
	ESCO Technologies Inc.	697,299	55,477
*	Fabrinet	1,042,700	54,533
	Franklin Electric Co. Inc.	1,132,929	54,165
	ManTech International Corp. Class A	753,484	53,806
*	Casella Waste Systems Inc. Class A	1,250,324	53,689
*	Plexus Corp.	856,325	53,529
*	Knowles Corp.	2,615,880	53,207
	Mueller Water Products Inc. Class A	4,634,045	52,087
	EVERTEC Inc.	1,663,677	51,940
*	Kratos Defense & Security Solutions Inc.	2,781,693	51,726
	Forward Air Corp.	809,173	51,561
	Triton International Ltd.	1,521,049	51,472
	Altra Industrial Motion Corp.	1,853,255	51,326
	AAON Inc.	1,091,462	50,142
	Tradeweb Markets Inc. Class A	1,349,709	49,912
*	SPX Corp.	1,231,469	49,271
*	Resideo Technologies Inc.	3,430,563	49,229
	Terex Corp.	1,894,582	49,202
*	OSI Systems Inc.	478,655	48,612
*	SPX FLOW Inc.	1,214,885	47,939
	Mobile Mini Inc.	1,296,904	47,804
*	BMC Stock Holdings Inc.	1,792,327	46,923
	Werner Enterprises Inc.	1,327,222	46,851
	Kaman Corp.	780,959	46,436
^,*	Verra Mobility Corp. Class A	3,234,650	46,417
	Comfort Systems USA Inc.	1,030,131	45,563
	Owens-Illinois Inc.	4,403,703	45,226
	Mueller Industries Inc.	1,572,633	45,103
	McGrath RentCorp	647,440	45,055
	Badger Meter Inc.	827,513	44,437
	Matson Inc.	1,167,393	43,789

* Dycom Industries Inc.	849,548	43,369
* Hub Group Inc. Class A	927,637	43,135
* Harsco Corp.	2,270,413	43,047
Granite Construction Inc.	1,337,448	42,972
* Masonite International Corp.	736,927	42,742
* Gibraltar Industries Inc.	926,952	42,584
ICF International Inc.	503,721	42,549
Advanced Drainage Systems Inc.	1,314,022	42,403
EnPro Industries Inc.	610,842	41,934
US Ecology Inc.	633,081	40,479
* Atkore International Group Inc.	1,332,789	40,450
AAR Corp.	976,894	40,258
* Huron Consulting Group Inc.	649,555	39,844
* Navistar International Corp.	1,404,192	39,472
Actuant Corp. Class A	1,768,765	38,807
* TriMas Corp.	1,242,749	38,090
Rush Enterprises Inc. Class A	969,028	37,385
Boise Cascade Co.	1,145,188	37,322
* Pluralsight Inc. Class A	2,189,705	36,776
* Installed Building Products Inc.	624,337	35,799
Schneider National Inc. Class B	1,634,685	35,505
* JELD-WEN Holding Inc.	1,810,849	34,931
Alamo Group Inc.	290,013	34,140
Methode Electronics Inc.	1,014,479	34,127
Tennant Co.	480,921	34,001
* Milacron Holdings Corp.	2,023,418	33,730
Helios Technologies Inc.	829,332	33,646
* Air Transport Services Group Inc.	1,594,735	33,521
Aircastle Ltd.	1,494,373	33,519
* CBIZ Inc.	1,423,643	33,456
* AeroVironment Inc.	623,506	33,395
* Sykes Enterprises Inc.	1,086,497	33,290
Raven Industries Inc.	994,191	33,266
Benchmark Electronics Inc.	1,139,578	33,116
AZZ Inc.	749,300	32,640
* GMS Inc.	1,121,773	32,217
* Inovalon Holdings Inc. Class A	1,960,620	32,135
Navigant Consulting Inc.	1,140,592	31,880
Greif Inc. Class A	828,749	31,401
Triumph Group Inc.	1,362,070	31,164
* Cardtronics plc Class A	1,029,661	31,137
* Conduent Inc.	4,798,635	29,848
Encore Wire Corp.	528,332	29,735
* TTM Technologies Inc.	2,396,936	29,231
Lindsay Corp.	312,398	29,006
Apogee Enterprises Inc.	741,972	28,929
MTS Systems Corp.	503,047	27,793
* Continental Building Products Inc.	1,012,495	27,631
* Evo Payments Inc. Class A	975,366	27,427
* Livent Corp.	4,093,383	27,385
Greenbrier Cos. Inc.	901,727	27,160
CTS Corp.	828,298	26,804
KEMET Corp.	1,471,696	26,755
H&E Equipment Services Inc.	927,047	26,755
Heartland Express Inc.	1,228,477	26,425
Mesa Laboratories Inc.	111,026	26,399
Standex International Corp.	360,713	26,310

*	Patrick Industries Inc.	611,176	26,207
	Douglas Dynamics Inc.	574,802	25,619
*	US Concrete Inc.	461,393	25,506
	Kadant Inc.	288,380	25,317
	Kforce Inc.	655,330	24,794
*	PGT Innovations Inc.	1,396,029	24,109
*	TrueBlue Inc.	1,138,003	24,012
*	FARO Technologies Inc.	495,536	23,959
	Primoris Services Corp.	1,218,023	23,885
*	SEACOR Holdings Inc.	503,589	23,704
	Columbus McKinnon Corp.	628,393	22,892
	AVX Corp.	1,478,337	22,471
	Wabash National Corp.	1,529,278	22,190
	Marten Transport Ltd.	1,058,587	21,997
	Griffon Corp.	1,044,525	21,904
*	CIRCOR International Inc.	573,332	21,529
*	Astronics Corp.	716,164	21,041
	Cass Information Systems Inc.	377,917	20,404
^	ADT Inc.	3,251,408	20,386
*	Thermon Group Holdings Inc.	886,148	20,364
	Kelly Services Inc. Class A	838,052	20,298
*	Aegion Corp. Class A	908,256	19,419
	National Research Corp.	334,515	19,318
*	NV5 Global Inc.	280,234	19,132
	TTEC Holdings Inc.	393,467	18,839
*	MACOM Technology Solutions Holdings Inc.	865,981	18,614
	GrafTech International Ltd.	1,436,281	18,384
*	Echo Global Logistics Inc.	809,423	18,333
	Barrett Business Services Inc.	206,285	18,322
*	Cardlytics Inc.	545,357	18,280
*	Repay Holdings Corp.	1,365,784	18,206
*	Parsons Corp.	549,270	18,115
*	Wesco Aircraft Holdings Inc.	1,633,695	17,987
	DMC Global Inc.	403,941	17,765
*	Atlas Air Worldwide Holdings Inc.	695,222	17,540
*	Great Lakes Dredge & Dock Corp.	1,617,940	16,907
	Quanex Building Products Corp.	928,003	16,778
	ArcBest Corp.	550,810	16,772
*	Everi Holdings Inc.	1,977,201	16,727
	Gorman-Rupp Co.	480,431	16,714
^,*	CryoPort Inc.	1,020,303	16,687
*	Vicor Corp.	533,170	15,739
	Astec Industries Inc.	490,935	15,268
*	Team Inc.	824,563	14,883
	Myers Industries Inc.	838,616	14,802
*	Evolent Health Inc. Class A	1,998,188	14,367
	Resources Connection Inc.	845,260	14,361
	Heidrick & Struggles International Inc.	513,660	14,023
	Argan Inc.	349,702	13,740
*	DXP Enterprises Inc.	394,103	13,683
	Ennis Inc.	676,692	13,676
*	Tutor Perini Corp.	950,204	13,616
*	Ducommun Inc.	313,032	13,273
*	International Seaways Inc.	687,468	13,241
*	MYR Group Inc.	415,042	12,987
	B. Riley Financial Inc.	548,242	12,949
*	Manitowoc Co. Inc.	1,034,363	12,930

	Spartan Motors Inc.	917,766	12,592
^	Maxar Technologies Inc.	1,629,921	12,387
	Omega Flex Inc.	118,953	12,163
	Hyster-Yale Materials Handling Inc.	222,092	12,155
*	Heritage-Crystal Clean Inc.	456,959	12,109
	Miller Industries Inc.	353,343	11,766
*	Veeco Instruments Inc.	974,464	11,382
*	Cross Country Healthcare Inc.	1,090,176	11,229
*	Lydall Inc.	447,604	11,150
*	Cornerstone Building Brands Inc.	1,806,247	10,928
	Powell Industries Inc.	278,382	10,899
*	Franklin Covey Co.	306,004	10,710
*	CAI International Inc.	490,004	10,667
	Insteel Industries Inc.	507,056	10,410
	CRA International Inc.	247,296	10,379
	Park Aerospace Corp.	582,510	10,229
*	Energy Recovery Inc.	1,102,027	10,210
*	Kimball Electronics Inc.	698,298	10,132
*	UFP Technologies Inc.	256,238	9,891
*	Gates Industrial Corp. plc	978,076	9,849
*	Sterling Construction Co. Inc.	741,365	9,749
*	Willdan Group Inc.	275,785	9,675
*	Donnelley Financial Solutions Inc.	772,993	9,523
^,*	GreenSky Inc. Class A	1,390,835	9,520
*	Landec Corp.	828,686	9,008
*	Vishay Precision Group Inc.	271,246	8,881
	Daktronics Inc.	1,182,661	8,734
	NVE Corp.	130,768	8,676
	Advanced Emissions Solutions Inc.	577,127	8,565
*	Napco Security Technologies Inc.	335,202	8,554
	Hurco Cos. Inc.	263,835	8,488
	Allied Motion Technologies Inc.	239,777	8,467
*	Foundation Building Materials Inc.	542,185	8,398
	REV Group Inc.	711,086	8,128
*	Construction Partners Inc. Class A	502,180	7,824
*	Northwest Pipe Co.	277,868	7,822
	VSE Corp.	222,668	7,591
*	Blue Bird Corp.	389,361	7,411
^,*	BlueLinx Holdings Inc.	227,200	7,345
	Quad/Graphics Inc.	683,715	7,186
*	LB Foster Co. Class A	327,430	7,095
*	Willis Lease Finance Corp.	124,228	6,880
	Graham Corp.	341,360	6,779
*	Iteris Inc.	1,175,632	6,754
	NN Inc.	939,467	6,698
	NACCO Industries Inc. Class A	104,799	6,698
*	Commercial Vehicle Group Inc.	894,265	6,448
*	Covenant Transportation Group Inc. Class A	384,269	6,317
*	Acacia Research Corp.	2,336,661	6,262
^,*	Paysign Inc.	602,949	6,090
*	InnerWorkings Inc.	1,340,335	5,938
	RR Donnelley & Sons Co.	1,568,845	5,915
	Park-Ohio Holdings Corp.	197,598	5,900
*	Radiant Logistics Inc.	1,140,351	5,896
*	Mistras Group Inc.	355,755	5,834
*	Target Hospitality Corp.	841,041	5,727
*	Eagle Bulk Shipping Inc.	1,295,076	5,666

*	GP Strategies Corp.	436,103	5,600
*	DHI Group Inc.	1,452,657	5,593
*	Era Group Inc.	514,215	5,430
*	Transcat Inc.	210,365	5,387
*	Lawson Products Inc.	136,932	5,303
^,*	Workhorse Group Inc.	1,490,433	5,217
^,*	ShotSpotter Inc.	222,507	5,124
	BG Staffing Inc.	259,349	4,956
*	OptimizeRx Corp.	341,175	4,940
*	CECO Environmental Corp.	695,641	4,859
	Briggs & Stratton Corp.	796,785	4,829
	Universal Logistics Holdings Inc.	205,109	4,775
*	Babcock & Wilcox Enterprises Inc.	919,799	4,406
*	IES Holdings Inc.	212,930	4,384
*	PRGX Global Inc.	850,034	4,378
^,*	Forterra Inc.	603,093	4,360
	LSI Industries Inc.	822,297	4,292
*	Luna Innovations Inc.	717,856	4,156
*	Gencor Industries Inc.	355,497	4,127
	Eastern Co.	161,771	4,015
	Global Water Resources Inc.	338,350	4,006
	Crawford & Co. Class A	367,705	4,001
*	Overseas Shipholding Group Inc. Class A	2,242,590	3,925
*	Twin Disc Inc.	358,205	3,793
*	Armstrong Flooring Inc.	582,389	3,721
*	IntriCon Corp.	186,468	3,625
	United States Lime & Minerals Inc.	47,177	3,609
	Crawford & Co. Class B	350,392	3,535
*	Manitex International Inc.	512,122	3,406
^,*	Concrete Pumping Holdings Inc.	857,449	3,404
*	PAM Transportation Services Inc.	56,554	3,343
*	Orion Group Holdings Inc.	732,714	3,297
*	Information Services Group Inc.	1,319,229	3,278
^	EVI Industries Inc.	98,274	3,137
*	Universal Technical Institute Inc.	572,397	3,114
^,*	Turtle Beach Corp.	264,828	3,091
*	Intevac Inc.	581,345	3,046
^,*	NRC Group Holdings Corp.	241,136	3,000
*	Ultralife Corp.	343,113	2,971
*	Aspen Aerogels Inc.	497,565	2,946
*	CPI Aerostructures Inc.	357,154	2,936
*	Daseke Inc.	1,146,261	2,866
*	Orion Energy Systems Inc.	927,468	2,643
*	General Finance Corp.	286,358	2,531
^,*	YRC Worldwide Inc.	815,446	2,463
*	Frequency Electronics Inc.	192,502	2,339
^,*	Energous Corp.	704,229	2,335
^,*	Research Frontiers Inc.	726,732	2,326
^,*	Asure Software Inc.	346,156	2,323
*	Ranpak Holdings Corp.	380,579	2,306
^,*	Aqua Metals Inc.	1,348,801	2,293
	Bel Fuse Inc. Class B	147,395	2,215
^,*	ExOne Co.	249,634	2,209
^,*	Horizon Global Corp.	514,426	1,965
*	Vertex Energy Inc.	1,641,972	1,872
*	CyberOptics Corp.	128,762	1,844
*	Houston Wire & Cable Co.	386,061	1,822

*	Volt Information Sciences Inc.	572,256	1,808
*	US Xpress Enterprises Inc. Class A	369,733	1,782
*	Arotech Corp.	598,968	1,761
*	Goldfield Corp.	812,034	1,746
	Richardson Electronics Ltd.	294,196	1,706
*	StarTek Inc.	258,507	1,673
	RF Industries Ltd.	225,819	1,599
*	Patriot Transportation Holding Inc.	80,502	1,530
^,*	Coda Octopus Group Inc.	183,468	1,506
*	Sharps Compliance Corp.	345,533	1,434
*	Mayville Engineering Co. Inc.	106,178	1,400
*	Perma-Pipe International Holdings Inc.	144,730	1,395
*	ARC Document Solutions Inc.	997,830	1,357
*	FreightCar America Inc.	276,496	1,341
^,*	MicroVision Inc.	2,210,917	1,311
*	IEC Electronics Corp.	173,432	1,198
	LSC Communications Inc.	865,406	1,194
*	USA Truck Inc.	139,872	1,123
^,*	Wrap Technologies Inc.	237,664	970
*	DLH Holdings Corp.	210,584	954
	Espey Manufacturing & Electronics Corp.	36,520	868
*	Steel Connect Inc.	493,112	853
*	PFSweb Inc.	333,945	845
*	Huttig Building Products Inc.	400,145	840
^,*	Capstone Turbine Corp.	1,640,742	836
*	Issuer Direct Corp.	78,922	816
*	Hill International Inc.	271,269	811
	Hudson Global Inc.	63,373	778
	Greif Inc. Class B	16,527	753
*	Limbach Holdings Inc.	149,531	737
*	Perma-Fix Environmental Services	161,576	734
*	Taylor Devices Inc.	67,383	691
*	Perceptron Inc.	139,462	669
*	MTBC Inc.	175,957	665
*	Broadwind Energy Inc.	380,668	643
^,*	Odyssey Marine Exploration Inc.	167,947	643
*	Air T Inc.	32,804	628
^,*	Hudson Technologies Inc.	872,556	620
*	Charah Solutions Inc.	286,337	607
^,*	CUI Global Inc.	688,520	585
*	Nuvectra Corp.	430,275	585
*	Nesco Holdings Inc.	96,400	576
*	Innovative Solutions & Support Inc.	121,608	572
	Ecology and Environment Inc.	36,249	551
*	Lightbridge Corp.	711,907	514
*	ServiceSource International Inc.	577,607	508
*	Tecogen Inc.	211,206	503
^,*	Boxlight Corp. Class A	268,979	495
*	Pioneer Power Solutions Inc.	90,658	490
	AMCON Distributing Co.	6,102	473
*	Wireless Telecom Group Inc.	305,882	440
*	SIFCO Industries Inc.	152,953	415
*	Verb Technology Co. Inc.	383,334	414
^,*	Marathon Patent Group Inc.	234,302	410
*	Ballantyne Strong Inc.	124,748	388
*	Image Sensing Systems Inc.	79,211	371
*	ALJ Regional Holdings Inc.	266,005	370

*	eMagin Corp.	915,968	356
	Rush Enterprises Inc. Class B	7,769	310
	Chicago Rivet & Machine Co.	11,238	299
^,*	ClearSign Combustion Corp.	240,083	288
*	Usio Inc.	142,603	287
*	LGL Group Inc.	25,486	262
*	Jewett-Cameron Trading Co. Ltd.	32,900	251
*	LightPath Technologies Inc. Class A	292,810	246
*	Rubicon Technology Inc.	25,149	239
^,*	Digital Ally Inc.	151,478	194
*	Fuel Tech Inc.	189,010	188
^,*	HireQuest Inc.	26,006	175
^,*	Sigma Labs Inc.	224,155	157
*	Continental Materials Corp.	9,241	135
*	Document Security Systems Inc.	306,681	118
*	ENGlobal Corp.	79,751	80
*	Air Industries Group	52,742	69
*	Quest Resource Holding Corp.	25,955	65
^,*	Summit Wireless Technologies Inc.	67,677	61
^,*	Applied DNA Sciences Inc.	235,330	53
	Servotronics Inc.	5,014	50
*	AeroCentury Corp.	7,207	45
	Bel Fuse Inc. Class A	2,976	41
*	Sypris Solutions Inc.	35,375	35
*	Bio-key International Inc.	54,092	34
*	Polar Power Inc.	5,108	16
*	Air T Inc. Warrants Exp. 06/07/2020	90,675	6
*,§	Patriot National Inc.	129,819	3
*	Electro-Sensors Inc.	200	1
*	Dorian LPG Ltd.	20	—
			110,994,274
Oil & Gas (4.2%)
	Exxon Mobil Corp.	118,590,912	8,373,704
	Chevron Corp.	53,210,519	6,310,768
	ConocoPhillips	31,143,550	1,774,559
	Schlumberger Ltd.	38,765,020	1,324,601
	Phillips 66	12,585,646	1,288,770
	EOG Resources Inc.	16,295,591	1,209,459
	Marathon Petroleum Corp.	18,452,376	1,120,982
	Occidental Petroleum Corp.	25,080,866	1,115,346
	Kinder Morgan Inc.	53,933,963	1,111,579
	Valero Energy Corp.	11,620,454	990,528
	ONEOK Inc.	11,589,814	854,053
	Williams Cos. Inc.	34,057,738	819,429
	Pioneer Natural Resources Co.	4,695,972	590,612
	Hess Corp.	7,694,446	465,360
	Halliburton Co.	22,110,322	416,780
	Diamondback Energy Inc.	4,587,942	412,502
	Baker Hughes a GE Co. Class A	17,713,943	410,963
*	Cheniere Energy Inc.	6,510,692	410,564
	Concho Resources Inc.	5,639,781	382,941
	Noble Energy Inc.	13,443,170	301,934
	Marathon Oil Corp.	22,585,960	277,130
	Apache Corp.	10,395,664	266,129
	Targa Resources Corp.	6,545,366	262,927
	Devon Energy Corp.	10,791,159	259,635
	OGE Energy Corp.	5,510,122	250,049

	National Oilwell Varco Inc.	10,892,750	230,926
	HollyFrontier Corp.	4,171,017	223,733
	Cabot Oil & Gas Corp.	11,764,515	206,703
	Cimarex Energy Co.	2,854,694	136,854
	Parsley Energy Inc. Class A	7,542,186	126,709
*	WPX Energy Inc.	11,875,037	125,757
	First Solar Inc.	2,074,212	120,325
	Helmerich & Payne Inc.	2,935,359	117,620
	Murphy Oil Corp.	4,329,459	95,724
	Equitrans Midstream Corp.	5,804,634	84,457
	PBF Energy Inc. Class A	2,865,076	77,901
	Delek US Holdings Inc.	2,125,804	77,167
	EQT Corp.	7,176,198	76,355
*	Transocean Ltd.	16,306,030	72,888
*	Continental Resources Inc.	2,115,739	65,144
*	Chart Industries Inc.	1,008,246	62,874
*	Enphase Energy Inc.	2,722,692	60,525
*	Apergy Corp.	2,230,758	60,342
	Core Laboratories NV	1,252,045	58,370
^	Antero Midstream Corp.	7,184,017	53,162
*	Dril-Quip Inc.	1,046,044	52,491
*	Matador Resources Co.	3,133,371	51,795
^,*	Chesapeake Energy Corp.	36,548,423	51,533
*	PDC Energy Inc.	1,767,714	49,054
	Patterson-UTI Energy Inc.	5,458,993	46,674
	Arcosa Inc.	1,306,488	44,695
	Archrock Inc.	3,988,510	39,765
*	Cactus Inc. Class A	1,343,689	38,886
*	Magnolia Oil & Gas Corp. Class A	3,442,445	38,211
*	Oceaneering International Inc.	2,804,072	37,995
	CVR Energy Inc.	859,892	37,861
	SemGroup Corp. Class A	2,231,034	36,455
*	NOW Inc.	3,137,245	35,984
*	Helix Energy Solutions Group Inc.	4,101,360	33,057
*	SRC Energy Inc.	6,866,431	31,998
*	Oasis Petroleum Inc.	8,959,996	31,002
	SM Energy Co.	3,037,491	29,433
*	Southwestern Energy Co.	15,014,404	28,978
*	Callon Petroleum Co.	6,377,452	27,678
*	MRC Global Inc.	2,259,556	27,408
*	CNX Resources Corp.	3,679,168	26,711
^,*	Valaris plc Class A	5,418,089	26,061
	QEP Resources Inc.	6,695,288	24,773
*	Centennial Resource Development Inc. Class A	5,212,709	23,535
^,*	Tellurian Inc.	2,779,347	23,110
*	Par Pacific Holdings Inc.	993,985	22,723
*	Antero Resources Corp.	7,142,695	21,571
	Range Resources Corp.	5,623,749	21,483
*	ProPetro Holding Corp.	2,336,668	21,240
*	Carrizo Oil & Gas Inc.	2,438,421	20,934
	Oil States International Inc.	1,562,192	20,777
*	Whiting Petroleum Corp.	2,515,354	20,198
*	C&J Energy Services Inc.	1,780,013	19,100
^,*	Plug Power Inc.	7,159,057	18,828
*	Newpark Resources Inc.	2,407,603	18,346
	Nabors Industries Ltd.	9,673,701	18,090
^,*	SunPower Corp. Class A	1,625,810	17,835

	Berry Petroleum Corp.	1,723,544	16,132
*	TPI Composites Inc.	852,805	15,990
*	Denbury Resources Inc.	12,993,773	15,463
*	Renewable Energy Group Inc.	965,838	14,492
*	Tidewater Inc.	941,313	14,223
*	Select Energy Services Inc. Class A	1,635,462	14,163
*	Northern Oil and Gas Inc.	7,209,813	14,131
	Liberty Oilfield Services Inc. Class A	1,262,515	13,673
^,*	California Resources Corp.	1,240,758	12,656
*	REX American Resources Corp.	162,007	12,366
*	Laredo Petroleum Inc.	5,056,188	12,185
*	Matrix Service Co.	691,470	11,852
*	Exterran Corp.	905,914	11,831
*	Bonanza Creek Energy Inc.	519,376	11,629
^	Solaris Oilfield Infrastructure Inc. Class A	855,297	11,478
	Green Plains Inc.	1,031,024	10,924
*	Penn Virginia Corp.	359,291	10,445
*	W&T Offshore Inc.	2,340,880	10,230
^,*	McDermott International Inc.	4,871,030	9,839
^,*	Diamond Offshore Drilling Inc.	1,757,345	9,771
*	Gulfport Energy Corp.	3,476,844	9,422
*	Talos Energy Inc.	455,830	9,267
^,*	Jagged Peak Energy Inc.	1,242,552	9,021
*	Noble Corp. plc	6,928,417	8,799
	Brigham Minerals Inc.	405,131	8,062
*	Ameresco Inc. Class A	472,745	7,597
*	National Energy Services Reunited Corp.	1,117,223	7,463
*	Green Brick Partners Inc.	661,222	7,075
^	RPC Inc.	1,232,188	6,913
*	SEACOR Marine Holdings Inc.	513,768	6,458
^,*	Extraction Oil & Gas Inc.	2,112,129	6,210
*	Trecora Resources	671,923	6,061
*	Keane Group Inc.	956,400	5,796
*	TETRA Technologies Inc.	2,772,814	5,573
	Falcon Minerals Corp.	918,900	5,284
*	Geospace Technologies Corp.	331,913	5,102
*	KLX Energy Services Holdings Inc.	531,672	4,596
*	SandRidge Energy Inc.	959,542	4,510
	Panhandle Oil and Gas Inc. Class A	312,298	4,366
*	Unit Corp.	1,280,836	4,329
*	American Superconductor Corp.	542,039	4,250
*	Parker Drilling Co.	217,440	4,114
*	HighPoint Resources Corp.	2,520,949	4,008
	Amplify Energy Corp.	647,937	3,998
*	Natural Gas Services Group Inc.	299,261	3,834
	Evolution Petroleum Corp.	616,527	3,601
*	Altus Midstream Co. Class A	1,201,639	3,401
*	Flotek Industries Inc.	1,480,917	3,258
*	Gulf Island Fabrication Inc.	540,255	2,890
*	Forum Energy Technologies Inc.	1,838,661	2,850
*	Goodrich Petroleum Corp.	265,810	2,826
*	Abraxas Petroleum Corp.	4,759,228	2,415
*	ION Geophysical Corp.	249,950	2,280
*	VAALCO Energy Inc.	1,086,427	2,205
*	Isramco Inc.	17,215	2,112
*	Contango Oil & Gas Co.	694,454	1,931
	Adams Resources & Energy Inc.	61,593	1,909

^,*	Covia Holdings Corp.	944,310	1,908
*	SilverBow Resources Inc.	191,149	1,852
*	Nine Energy Service Inc.	289,270	1,785
*	Montage Resources Corp.	448,906	1,697
*	Ring Energy Inc.	988,555	1,621
*	US Well Services Inc.	739,453	1,619
*	FTS International Inc.	700,086	1,568
^,*	Torchlight Energy Resources Inc.	1,280,235	1,511
^,*	Smart Sand Inc.	511,406	1,447
^,*	Chaparral Energy Inc. Class A	1,059,360	1,420
*	PrimeEnergy Resources Corp.	11,117	1,278
*	Independence Contract Drilling Inc.	1,051,282	1,262
*	Lonestar Resources US Inc. Class A	458,790	1,248
^,*	Roan Resources Inc.	952,895	1,172
*	Mitcham Industries Inc.	333,773	1,085
*	Ranger Energy Services Inc.	167,815	1,082
^,*	FuelCell Energy Inc.	3,195,098	1,046
*	Dawson Geophysical Co.	476,758	1,020
^,*	Infrastructure and Energy Alternatives Inc.	187,458	875
*	Earthstone Energy Inc. Class A	262,638	854
^,*	Basic Energy Services Inc.	574,493	827
^,*	CARBO Ceramics Inc.	304,385	731
^,*	Hornbeck Offshore Services Inc.	961,086	730
^,*	Taronis Technologies Inc.	351,640	679
^,*	Pacific Ethanol Inc.	980,570	552
^,*	Gevo Inc.	159,289	534
	Mammoth Energy Services Inc.	194,314	482
*	Quintana Energy Services Inc.	221,242	451
*	NCS Multistage Holdings Inc.	178,351	357
^,*	Lilis Energy Inc.	690,800	230
^,*	Zion Oil & Gas Inc.	831,368	210
*	Rosehill Resources Inc. Class A	103,433	202
*	Superior Drilling Products Inc.	187,537	183
*	American Resources Corp. Class A	296,782	175
^,*	Alta Mesa Resources Inc. Class A	2,645,853	159
^,*	Enservco Corp.	529,212	136
*	Aemetis Inc.	104,265	114
^,*	Talos Energy Inc. Warrants Exp. 02/28/2021	116,107	113
^,*	Key Energy Services Inc.	74,227	111
^,*	PEDEVCO Corp.	30,828	46
^,*	Approach Resources Inc.	167,710	23
*	Tidewater Inc. Class A	8,839	13
*	Tidewater Inc. Class B	9,555	11
^,*	Houston American Energy Corp.	38,447	7
*	Pioneer Energy Services Corp.	23,600	1
^,*	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	33,839	—
*	Basic Energy Services Inc. Warrants Exp. 12/23/2023	4,640	—
*,§	Jones Energy Inc. Class A	782	—
^,*,§ Harvest Natural Resources Inc.		51,829	—
*,§	Rex Energy Corp.	302	—
			34,742,794
Other (0.0%)2
^,*,§ Tobira Therapeutics CVR Exp. 12/31/2028		201,001	911
*,§	A Schulman Inc. CVR	659,182	285
*,§	New York REIT Liquidating LLC	19,100	252
^,*,§ Ocera Therapeutics CVR Line		653,477	176
*,§	Corium CVR	782,067	141

*,§	NewStar Financial Inc. CVR	551,185	133
*,§	Ambit Biosciences Corp. CVR	201,330	121
*,§	Media General Inc. CVR	2,351,934	91
*,§	Omthera Pharmaceuticals Inc. CVR	121,311	73
*,§	OncoMed Pharmaceuticals Inc. CVR	255,777	70
*,§	Social Reality Inc. Rights Exp. 12/31/2019	148,260	27
*,§	Aratana Therapeutics Inc. CVR	575,457	15
*,§	Alexza Pharmaceuticals Inc. CVR	327,391	12
*,§	Seventy Seven Energy Inc. Escrow Line	7,222	1
*,§	OncoMed Pharmaceuticals Inc. CVR (XNGS)	40,724	—
*,§	Clinical Data CVR	216,285	—
*	MannKind Corp. Warrants Exp. 12/26/2019	418,414	—
^,*,§ Biosante Pharmaceutical Inc. CVR		253,823	—
*,§	TheStreet CVR	118,721	—
*	Kadmon Warrants Exp. 09/29/2022	169,257	—
*,§	NuPathe Inc. CVR	158,681	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	157,660	—
			2,308
Technology (20.7%)
	Microsoft Corp.	213,959,059	29,746,728
	Apple Inc.	113,956,550	25,522,849
*	Facebook Inc. Class A	67,416,118	12,005,462
*	Alphabet Inc. Class A	8,336,032	10,179,462
*	Alphabet Inc. Class C	8,330,663	10,155,078
	Intel Corp.	124,126,315	6,396,229
	Cisco Systems Inc.	119,961,898	5,927,317
*	Adobe Inc.	13,615,166	3,761,190
	International Business Machines Corp.	24,825,952	3,610,190
*	salesforce.com Inc.	23,319,597	3,461,561
	Texas Instruments Inc.	26,166,214	3,381,721
	Oracle Corp.	60,786,853	3,345,101
	Broadcom Inc.	10,580,114	2,920,852
	NVIDIA Corp.	16,206,756	2,821,110
	QUALCOMM Inc.	34,062,186	2,598,264
	Intuit Inc.	6,904,030	1,836,058
*	ServiceNow Inc.	5,242,852	1,330,898
*	Micron Technology Inc.	30,910,393	1,324,510
	L3Harris Technologies Inc.	6,232,259	1,300,299
	Applied Materials Inc.	25,891,311	1,291,976
	Analog Devices Inc.	10,370,062	1,158,647
	Lam Research Corp.	4,051,484	936,338
	Cognizant Technology Solutions Corp. Class A	15,504,261	934,364
*	Autodesk Inc.	6,164,503	910,497
*	Advanced Micro Devices Inc.	30,377,022	880,630
*	Twitter Inc.	20,554,639	846,851
	HP Inc.	42,158,233	797,634
	Motorola Solutions Inc.	4,609,306	785,472
*	Workday Inc. Class A	4,525,456	769,147
	KLA Corp.	4,469,575	712,674
	Xilinx Inc.	7,082,380	679,200
	Corning Inc.	21,872,960	623,817
	Microchip Technology Inc.	6,663,573	619,113
	Cerner Corp.	8,547,617	582,691
*	Synopsys Inc.	4,189,818	575,053
*	VeriSign Inc.	3,002,380	566,339
	Hewlett Packard Enterprise Co.	36,771,002	557,816
*	Veeva Systems Inc. Class A	3,634,200	554,906

*	Palo Alto Networks Inc.	2,562,432	522,301
*	ANSYS Inc.	2,348,990	519,972
*	Cadence Design Systems Inc.	7,867,243	519,867
	CDW Corp.	4,059,054	500,238
*	Splunk Inc.	4,211,702	496,391
*	IAC/InterActiveCorp	2,196,706	478,816
	Western Digital Corp.	7,842,370	467,719
	Maxim Integrated Products Inc.	7,630,265	441,869
	Marvell Technology Group Ltd.	17,634,923	440,344
*	Snap Inc.	26,287,700	415,346
*	Akamai Technologies Inc.	4,368,500	399,194
	Skyworks Solutions Inc.	4,812,942	381,426
	Symantec Corp.	15,618,994	369,077
	Seagate Technology plc	6,787,147	365,081
*	Arista Networks Inc.	1,505,506	359,695
*	Twilio Inc. Class A	3,218,254	353,879
	NetApp Inc.	6,670,113	350,248
	Leidos Holdings Inc.	4,028,603	345,976
*	Gartner Inc.	2,418,572	345,832
	Citrix Systems Inc.	3,480,365	335,925
*	GoDaddy Inc. Class A	4,949,170	326,546
	VMware Inc. Class A	2,153,035	323,084
*	Fortinet Inc.	4,090,837	314,013
	SS&C Technologies Holdings Inc.	6,056,877	312,353
*	Paycom Software Inc.	1,395,662	292,377
*	Okta Inc.	2,904,873	286,014
*	Tyler Technologies Inc.	1,068,557	280,496
	Teradyne Inc.	4,782,791	276,971
*	EPAM Systems Inc.	1,442,882	263,066
*	RingCentral Inc. Class A	2,000,880	251,431
*	Qorvo Inc.	3,316,597	245,893
*	Black Knight Inc.	3,962,610	241,957
*	DocuSign Inc. Class A	3,874,363	239,901
*	Guidewire Software Inc.	2,267,041	238,901
	Cypress Semiconductor Corp.	10,199,324	238,052
	Juniper Networks Inc.	9,606,126	237,752
*	Aspen Technology Inc.	1,924,475	236,864
	F5 Networks Inc.	1,675,459	235,268
*	Dell Technologies Inc.	4,369,769	226,616
*	Zendesk Inc.	3,075,749	224,161
*	Coupa Software Inc.	1,723,859	223,360
*	ON Semiconductor Corp.	11,513,505	221,174
	DXC Technology Co.	7,340,634	216,549
*	Proofpoint Inc.	1,569,969	202,605
*	PTC Inc.	2,924,140	199,368
	Monolithic Power Systems Inc.	1,154,660	179,700
	Entegris Inc.	3,792,466	178,473
*	HubSpot Inc.	1,121,468	170,026
*	Ciena Corp.	4,331,399	169,921
	CDK Global Inc.	3,431,788	165,035
*	CACI International Inc. Class A	697,265	161,250
*	Medidata Solutions Inc.	1,640,389	150,096
*	Cree Inc.	2,963,203	145,197
	Science Applications International Corp.	1,662,177	145,191
*	Manhattan Associates Inc.	1,794,216	144,739
*	RealPage Inc.	2,255,183	141,761
^,*	MongoDB Inc.	1,171,553	141,149

	MKS Instruments Inc.	1,527,808	140,986
*	Silicon Laboratories Inc.	1,234,565	137,469
*	Alteryx Inc. Class A	1,251,426	134,441
*	Nuance Communications Inc.	8,156,349	133,030
	SYNNEX Corp.	1,152,454	130,112
*	Ceridian HCM Holding Inc.	2,592,929	128,013
	Blackbaud Inc.	1,400,944	126,561
*	ViaSat Inc.	1,616,957	121,789
*	Anaplan Inc.	2,529,507	118,887
*	Dropbox Inc. Class A	5,876,962	118,538
	j2 Global Inc.	1,293,856	117,508
	Cabot Microelectronics Corp.	828,704	117,021
*	NCR Corp.	3,630,904	114,591
^,*	Pinterest Inc. Class A	4,317,569	114,200
*	Avalara Inc.	1,692,810	113,909
*	Lumentum Holdings Inc.	2,054,404	110,034
*	Nutanix Inc.	4,148,658	108,902
*	Pure Storage Inc. Class A	6,414,881	108,668
^	Match Group Inc.	1,504,599	107,489
*	Tech Data Corp.	1,026,313	106,983
	Perspecta Inc.	3,936,009	102,809
^,*	Slack Technologies Inc. Class A	4,272,714	101,392
*	Teradata Corp.	3,253,626	100,862
	LogMeIn Inc.	1,409,235	99,999
*	ACI Worldwide Inc.	3,021,793	94,658
*	Q2 Holdings Inc.	1,186,443	93,575
*	Semtech Corp.	1,886,262	91,691
*	Viavi Solutions Inc.	6,405,561	89,710
*	Smartsheet Inc. Class A	2,483,371	89,476
*	Cirrus Logic Inc.	1,658,456	88,860
*	New Relic Inc.	1,429,986	87,873
*	Five9 Inc.	1,599,640	85,965
*	Cornerstone OnDemand Inc.	1,536,596	84,236
*	Verint Systems Inc.	1,841,564	78,782
*	Elastic NV	954,682	78,609
*	Envestnet Inc.	1,386,391	78,608
	FireEye Inc.	5,703,334	76,082
	Brooks Automation Inc.	2,047,221	75,809
	Pegasystems Inc.	1,098,577	74,758
*	Zscaler Inc.	1,580,836	74,710
*	Inphi Corp.	1,203,752	73,489
	Power Integrations Inc.	802,685	72,587
*	Qualys Inc.	948,067	71,645
	Cogent Communications Holdings Inc.	1,252,883	69,034
*	Lattice Semiconductor Corp.	3,711,684	67,868
*	Acacia Communications Inc.	1,021,360	66,797
*	Box Inc.	3,969,352	65,732
*	CommScope Holding Co. Inc.	5,410,263	63,625
*	Advanced Energy Industries Inc.	1,086,604	62,382
*	LivePerson Inc.	1,686,425	60,205
*	PROS Holdings Inc.	1,009,339	60,157
*	Insight Enterprises Inc.	1,028,018	57,250
*	Everbridge Inc.	927,611	57,243
*	Blackline Inc.	1,186,930	56,747
*	Rapid7 Inc.	1,227,398	55,712
*	CommVault Systems Inc.	1,197,340	53,533
*	Allscripts Healthcare Solutions Inc.	4,858,485	53,346

*	EchoStar Corp. Class A	1,326,346	52,550
*	Premier Inc. Class A	1,782,676	51,555
*	SVMK Inc.	2,952,514	50,488
*	Varonis Systems Inc.	836,978	50,035
^,*	Cloudera Inc.	5,620,134	49,794
	Progress Software Corp.	1,301,770	49,545
	CSG Systems International Inc.	957,721	49,495
*	NetScout Systems Inc.	2,108,245	48,616
*	Alarm.com Holdings Inc.	1,034,479	48,248
*	SPS Commerce Inc.	1,022,115	48,111
	Bottomline Technologies DE Inc.	1,218,605	47,952
*	Diodes Inc.	1,169,175	46,942
	InterDigital Inc.	893,070	46,859
*	SailPoint Technologies Holding Inc.	2,433,329	45,479
^,*	Appian Corp. Class A	950,237	45,136
*	Rambus Inc.	3,178,023	41,712
*	MaxLinear Inc.	1,812,391	40,561
*	Appfolio Inc.	426,223	40,551
*	ForeScout Technologies Inc.	1,051,289	39,865
*	Workiva Inc. Class A	867,400	38,018
	NIC Inc.	1,837,276	37,940
*	Instructure Inc.	968,624	37,524
*	Yext Inc.	2,290,175	36,391
*	FormFactor Inc.	1,949,921	36,356
*	MicroStrategy Inc. Class A	244,566	36,286
	Ubiquiti Inc.	301,566	35,663
*	Perficient Inc.	902,707	34,826
*	Pivotal Software Inc. Class A	2,272,718	33,909
*	Synaptics Inc.	846,108	33,802
	Plantronics Inc.	901,044	33,627
*	Altair Engineering Inc. Class A	960,444	33,251
*	Carbon Black Inc.	1,275,478	33,150
^,*	Crowdstrike Holdings Inc. Class A	565,576	32,979
*	Avaya Holdings Corp.	3,165,145	32,379
*	Covetrus Inc.	2,679,518	31,859
*	Zuora Inc. Class A	2,085,372	31,385
*	Bandwidth Inc. Class A	465,464	30,306
^,*	Tabula Rasa HealthCare Inc.	527,639	28,988
	Xperi Corp.	1,399,092	28,933
*	Virtusa Corp.	801,032	28,853
	Switch Inc.	1,840,638	28,751
*	ePlus Inc.	375,000	28,534
*	Blucora Inc.	1,312,238	28,397
*	NETGEAR Inc.	862,758	27,798
*	2U Inc.	1,701,678	27,703
^	Ebix Inc.	628,963	26,479
*	Infinera Corp.	4,839,181	26,374
^,*	3D Systems Corp.	3,196,918	26,055
*	Extreme Networks Inc.	3,535,323	25,719
^,*	SolarWinds Corp.	1,372,079	25,315
	TiVo Corp.	3,167,225	24,118
*	Eventbrite Inc. Class A	1,360,700	24,098
*	NextGen Healthcare Inc.	1,513,366	23,714
*	Model N Inc.	844,227	23,436
*	Datadog Inc. Class A	672,500	22,804
*	Nanometrics Inc.	685,586	22,364
	Presidio Inc.	1,319,843	22,305

*	Rudolph Technologies Inc.	844,631	22,264
*	Dynatrace Inc.	1,187,057	22,162
*	Vocera Communications Inc.	883,757	21,785
*	ScanSource Inc.	709,485	21,675
*	Diebold Nixdorf Inc.	1,930,182	21,618
	Comtech Telecommunications Corp.	649,920	21,122
*	Cision Ltd.	2,715,714	20,884
*	Photronics Inc.	1,875,872	20,409
*	Tenable Holdings Inc.	900,873	20,162
*	Upland Software Inc.	576,040	20,081
	Monotype Imaging Holdings Inc.	981,794	19,449
*	Cloudflare Inc. Class A	1,026,332	19,059
*	CEVA Inc.	618,174	18,459
*	Shutterstock Inc.	493,339	17,819
*	Amkor Technology Inc.	1,848,568	16,822
*	MobileIron Inc.	2,534,677	16,589
*	Benefitfocus Inc.	695,380	16,557
	Pitney Bowes Inc.	3,486,419	15,933
*	Harmonic Inc.	2,374,479	15,624
*	Ichor Holdings Ltd.	638,579	15,441
*	Vectrus Inc.	377,401	15,341
*	Ultra Clean Holdings Inc.	1,045,101	15,295
*	Agilysys Inc.	579,026	14,829
^,*	Tucows Inc. Class A	261,054	14,139
^,*	Medallia Inc.	512,165	14,049
*	Boingo Wireless Inc.	1,229,825	13,651
*	Loral Space & Communications Inc.	323,995	13,413
*	OneSpan Inc.	902,019	13,079
^,*	Impinj Inc.	423,334	13,051
	ADTRAN Inc.	1,141,424	12,949
	QAD Inc. Class A	270,620	12,497
	Simulations Plus Inc.	356,841	12,382
*	Digimarc Corp.	308,724	12,068
*	Carbonite Inc.	775,077	12,006
*	Axcelis Technologies Inc.	697,365	11,918
*	Unisys Corp.	1,596,062	11,859
	Cohu Inc.	877,703	11,853
*	Rosetta Stone Inc.	671,051	11,676
	American Software Inc. Class A	762,372	11,451
	PC Connection Inc.	293,950	11,435
*	Zix Corp.	1,530,217	11,079
*	Brightcove Inc.	1,024,210	10,734
*	PDF Solutions Inc.	819,645	10,713
*	Digi International Inc.	783,237	10,668
*	Domo Inc.	660,931	10,562
*	Mitek Systems Inc.	1,085,874	10,479
	Hackett Group Inc.	619,693	10,200
^,*	Gogo Inc.	1,683,238	10,150
*	DSP Group Inc.	710,864	10,013
*	nLight Inc.	633,968	9,928
*	Limelight Networks Inc.	3,254,915	9,862
	Forrester Research Inc.	306,093	9,838
^,*	Pagerduty Inc.	347,120	9,806
^,*	VirnetX Holding Corp.	1,731,210	9,349
	Systemax Inc.	402,152	8,851
*	A10 Networks Inc.	1,270,818	8,819
*	Calix Inc.	1,350,651	8,631

	Computer Programs & Systems Inc.	372,945	8,432
*	ChannelAdvisor Corp.	902,091	8,417
*	Telaria Inc.	1,151,256	7,955
*	NeoPhotonics Corp.	1,283,367	7,816
*	Ribbon Communications Inc.	1,331,252	7,775
*	I3 Verticals Inc. Class A	379,071	7,627
*	CalAmp Corp.	657,937	7,579
*	Health Catalyst Inc.	238,187	7,536
*	Endurance International Group Holdings Inc.	1,961,956	7,357
*	WideOpenWest Inc.	1,163,678	7,168
*	Meet Group Inc.	2,142,153	7,016
^,*	Livongo Health Inc.	393,741	6,867
^,*	Inseego Corp.	1,410,018	6,768
^,*	Adesto Technologies Corp.	789,562	6,759
^,*	PAR Technology Corp.	281,971	6,702
*	KVH Industries Inc.	627,246	6,680
*	Sciplay Corp. Class A	614,419	6,574
*	Immersion Corp.	855,389	6,544
^,*	Fastly Inc. Class A	250,245	6,006
*	Alpha & Omega Semiconductor Ltd.	482,687	5,927
*	Synchronoss Technologies Inc.	1,083,724	5,852
*	Ooma Inc.	560,175	5,826
	GlobalSCAPE Inc.	505,971	5,803
^,*	Ping Identity Holding Corp.	326,370	5,630
*	Phreesia Inc.	226,923	5,501
*	GSI Technology Inc.	609,500	5,339
*	Clearfield Inc.	426,887	5,059
	Preformed Line Products Co.	92,512	5,050
	PC-Tel Inc.	571,966	4,805
*	Telenav Inc.	991,929	4,741
*	ACM Research Inc. Class A	333,096	4,617
^,*	Applied Optoelectronics Inc.	396,070	4,444
^,*	Smith Micro Software Inc.	760,847	4,135
*	Castlight Health Inc. Class B	2,846,283	4,013
*	Icad Inc.	580,806	3,979
*	eGain Corp.	488,438	3,910
^,*	Intelligent Systems Corp.	93,431	3,881
*	Casa Systems Inc.	472,108	3,708
	AstroNova Inc.	224,973	3,638
*	DASAN Zhone Solutions Inc.	390,702	3,579
*	SharpSpring Inc.	362,676	3,518
*	Airgain Inc.	285,067	3,350
^,*	TransEnterix Inc.	5,372,456	3,330
*	Great Elm Capital Group Inc.	874,115	3,234
*	VOXX International Corp. Class A	669,837	3,148
*	LRAD Corp.	931,565	3,121
*	ID Systems Inc.	557,668	3,056
	TESSCO Technologies Inc.	196,822	2,828
*	AXT Inc.	781,997	2,784
*	Everspin Technologies Inc.	444,486	2,725
*	Computer Task Group Inc.	542,507	2,713
*	Rimini Street Inc.	608,845	2,667
	TransAct Technologies Inc.	216,421	2,636
*	RigNet Inc.	338,521	2,624
*	Pixelworks Inc.	681,213	2,520
^,*	SecureWorks Corp. Class A	193,975	2,508
*	Park City Group Inc.	411,713	2,376

*	Synacor Inc.	1,651,360	2,262
*	Seachange International Inc.	754,714	2,174
*	Majesco	232,770	1,965
^,*	Red Violet Inc.	149,921	1,891
*	Identiv Inc.	347,150	1,826
*	NetSol Technologies Inc.	324,689	1,802
*	Aviat Networks Inc.	118,360	1,616
^,*	Resonant Inc.	524,589	1,558
^,*	Veritone Inc.	433,625	1,548
*	Key Tronic Corp.	240,560	1,528
	QAD Inc. Class B	42,526	1,521
*	Beyond Air Inc.	297,828	1,421
*	Atomera Inc.	338,487	1,276
^,*	Kopin Corp.	1,867,120	1,266
*	Exela Technologies Inc.	1,062,917	1,254
*	Amtech Systems Inc.	232,935	1,235
	Wayside Technology Group Inc.	80,573	1,211
^,*	Internap Corp.	468,899	1,210
^,*	Mohawk Group Holdings Inc.	154,474	1,208
*	Intellicheck Inc.	229,004	1,143
*	Lantronix Inc.	339,677	1,138
*	Support.com Inc.	713,671	1,099
^,*	QuickLogic Corp.	2,883,305	1,013
^,*	RumbleON Inc. Class B	347,425	1,004
*	EMCORE Corp.	319,414	981
*	inTEST Corp.	208,654	970
*	GSE Systems Inc.	541,861	899
*	Qumu Corp.	269,483	897
*	Innodata Inc.	649,340	864
^,*	Super League Gaming Inc.	158,855	702
*	Data I/O Corp.	179,297	697
	Finjan Holdings Inc.	345,955	692
	CSP Inc.	47,389	639
	BK Technologies Corp.	180,246	606
*	CynergisTek Inc.	186,745	575
*	CVD Equipment Corp.	162,311	537
*	Cambium Networks Corp.	54,712	531
*	Aehr Test Systems	292,832	524
*	Mastech Digital Inc.	81,534	489
*	RCM Technologies Inc.	158,525	476
*	Sonim Technologies Inc.	153,712	450
*	ClearOne Inc.	201,335	370
^,*	SITO Mobile Ltd.	395,532	342
	Network-1 Technologies Inc.	129,664	302
*	Xcel Brands Inc.	151,456	292
*	WidePoint Corp.	843,774	265
^,*	Sunworks Inc.	105,139	249
*	Optical Cable Corp.	62,844	224
*	BSQUARE Corp.	180,438	218
^,*	Neurotrope Inc.	259,399	210
*	Marin Software Inc.	81,225	210
*	Streamline Health Solutions Inc.	171,772	189
	Communications Systems Inc.	37,625	172
*	AudioEye Inc.	40,564	157
*	Cinedigm Corp. Class A	183,006	156
^,*	NXT-ID Inc.	239,113	127
^,*	Creative Realities Inc.	68,684	117

*	Inuvo Inc.	400,436	108
*	ADDvantage Technologies Group Inc.	40,203	80
*	Trio-Tech International	15,180	55
^,*	FTE Networks Inc.	84,180	37
*	Qualstar Corp.	4,806	28
*	Evolving Systems Inc.	27,962	26
*	Westell Technologies Inc. Class A	10,355	14
	SilverSun Technologies Inc.	3,301	12
			171,472,728
Telecommunications (2.0%)
	AT&T Inc.	204,576,271	7,741,166
	Verizon Communications Inc.	115,877,743	6,994,381
*	T-Mobile US Inc.	8,345,376	657,365
	CenturyLink Inc.	30,376,598	379,100
*	Zayo Group Holdings Inc.	5,679,389	192,531
*	Sprint Corp.	17,135,933	105,729
*	Vonage Holdings Corp.	6,437,046	72,739
	Telephone & Data Systems Inc.	2,753,476	71,040
*	Iridium Communications Inc.	3,072,953	65,392
*	8x8 Inc.	2,620,225	54,291
^,*	Zoom Video Communications Inc. Class A	662,400	50,475
*	Intelsat SA	2,187,677	49,879
	Shenandoah Telecommunications Co.	1,381,582	43,893
*	United States Cellular Corp.	505,811	19,008
	ATN International Inc.	297,463	17,363
*	Anterix Inc.	448,875	16,249
*	ORBCOMM Inc.	2,594,653	12,351
	Consolidated Communications Holdings Inc.	1,980,545	9,427
^,*	GTT Communications Inc.	872,867	8,222
	Spok Holdings Inc.	595,202	7,107
*	Globalstar Inc.	15,574,538	6,443
*	Cincinnati Bell Inc.	1,253,412	6,355
*	IDT Corp. Class B	542,884	5,717
^,*	Pareteum Corp.	2,926,761	3,776
^,*	Frontier Communications Corp.	3,110,382	2,697
*	Alaska Communications Systems Group Inc.	1,464,757	2,519
^,*	HC2 Holdings Inc.	851,152	2,000
*	Otelco Inc. Class A	54,417	645
*	CPS Technologies Corp.	109,990	111
			16,597,971
Utilities (3.5%)
	NextEra Energy Inc.	13,644,301	3,178,986
	Duke Energy Corp.	20,449,172	1,960,258
	Southern Co.	30,115,316	1,860,223
	Dominion Energy Inc.	22,923,077	1,857,686
	Exelon Corp.	27,238,752	1,315,904
	American Electric Power Co. Inc.	13,765,219	1,289,663
	Sempra Energy	7,666,834	1,131,701
	Xcel Energy Inc.	14,386,528	933,542
	Consolidated Edison Inc.	9,326,085	881,035
	Public Service Enterprise Group Inc.	14,177,629	880,147
	WEC Energy Group Inc.	8,910,567	847,395
	Eversource Energy	8,933,097	763,512
	Edison International	9,944,273	749,997
	FirstEnergy Corp.	14,828,880	715,197
	DTE Energy Co.	5,113,706	679,918

	Entergy Corp.	5,486,930	643,946
	PPL Corp.	20,281,724	638,672
	American Water Works Co. Inc.	5,018,493	623,447
	Ameren Corp.	6,998,980	560,268
	CMS Energy Corp.	7,903,272	505,414
	Evergy Inc.	7,157,589	476,409
	CenterPoint Energy Inc.	14,096,912	425,445
	Atmos Energy Corp.	3,238,864	368,874
	Alliant Energy Corp.	6,695,829	361,106
	NiSource Inc.	10,413,372	311,568
	AES Corp.	18,393,774	300,554
	Pinnacle West Capital Corp.	3,079,680	298,945
	Vistra Energy Corp.	11,084,312	296,284
	UGI Corp.	5,754,723	289,290
	NRG Energy Inc.	6,869,514	272,033
	Aqua America Inc.	6,034,705	270,536
	IDACORP Inc.	1,394,918	157,165
*	PG&E Corp.	14,842,588	148,426
	ONE Gas Inc.	1,493,223	143,514
	Hawaiian Electric Industries Inc.	3,141,756	143,296
	Portland General Electric Co.	2,477,958	139,683
	Black Hills Corp.	1,746,620	134,018
	Southwest Gas Holdings Inc.	1,427,190	129,931
	ALLETE Inc.	1,438,248	125,717
	PNM Resources Inc.	2,272,928	118,374
	Spire Inc.	1,354,405	118,158
	National Fuel Gas Co.	2,424,099	113,739
	New Jersey Resources Corp.	2,508,890	113,452
	NorthWestern Corp.	1,411,720	105,950
	Avangrid Inc.	1,950,280	101,902
	Avista Corp.	1,899,108	91,993
	American States Water Co.	1,023,713	91,991
	South Jersey Industries Inc.	2,729,889	89,841
	Ormat Technologies Inc.	1,128,927	83,868
	MGE Energy Inc.	1,013,655	80,961
	El Paso Electric Co.	1,150,808	77,196
	Pattern Energy Group Inc. Class A	2,786,420	75,038
	California Water Service Group	1,359,649	71,966
	Northwest Natural Holding Co.	853,957	60,921
	SJW Group	776,375	53,019
*	Sunrun Inc.	3,053,648	51,011
	Chesapeake Utilities Corp.	472,924	45,079
	TerraForm Power Inc. Class A	2,092,736	38,140
*	Evoqua Water Technologies Corp.	1,829,062	31,131
	Middlesex Water Co.	460,197	29,894
	Unitil Corp.	460,702	29,227
	Connecticut Water Service Inc.	330,393	23,147
	York Water Co.	378,893	16,543
*	AquaVenture Holdings Ltd.	498,836	9,692
	Artesian Resources Corp. Class A	240,624	8,903
^,*	Atlantic Power Corp.	3,719,532	8,704
^,*	Vivint Solar Inc.	1,282,356	8,387
^,*	Cadiz Inc.	636,825	7,954
	RGC Resources Inc.	212,057	6,201
*	Pure Cycle Corp.	586,220	6,026
^,*	Bloom Energy Corp. Class A	1,424,305	4,629
^	Genie Energy Ltd. Class B	578,124	4,313

^	Spark Energy Inc. Class A			405,351	4,276
*	Sunnova Energy International Inc.			317,676	3,415
					28,594,746
Total Common Stocks (Cost $503,865,029)					823,388,198
		Coupon
Preferred Stocks (0.0%)
	Air T Funding Pfd. (Cost $36)	8.000%		17,271	43
Temporary Cash Investments (0.7%)1
Money Market Fund (0.7%)
3,4	Vanguard Market Liquidity Fund	2.098%		58,333,783	5,833,962

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	2.211%	11/7/19	20,000	19,965
5	United States Treasury Bill	2.053%	11/21/19	27,000	26,931
5	United States Treasury Bill	2.275%	11/29/19	110,000	109,674
					156,570
Total Temporary Cash Investments (Cost $5,989,614)					5,990,532
Total Investments (100.3%) (Cost $509,854,679)					829,378,773
Other Asset and Liabilities-Net (-0.3%)4,6					(2,195,807)
Net Assets (100%)					827,182,966

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$2,900,334,000.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $3,100,151,000 was received for securities on loan, of which $3,074,799,000 is held in Vanguard
Market Liquidity Fund and $25,352,000 is held in cash.
5 Securities with a value of $135,010,000 have been segregated as initial margin for open futures contracts.
6 Cash of $16,376,000 has been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	21,383	3,184,463	(15,854)
E-mini Russell 2000 Index	December 2019	1,914	145,943	(5,581)
E-mini S&P Mid-Cap 400 Index	December 2019	240	46,512	(680)
				(22,115)

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)1	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Assurant Inc.	2/4/20	GSI	6,280	(2.241)	6	—
First Republic Bank	2/4/20	GSI	117,858	(2.671)	495	—
Pitney Bowes Inc.	2/4/20	GSI	3,640	(2.241)	13	—
SLM Corp.	2/4/20	GSI	41,848	(2.671)	—	(3,011)
UnitedHealth Group Inc.	9/2/20	BOANA	215,280	(2.469)	—	(14,735)
VICI Properties Inc.	2/4/20	GSI	22,100	(2.041)	833	—
					1,347	(17,746)
1 Payment received/paid monthly.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but

Total Stock Market Index Fund

after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.

Total Stock Market Index Fund

The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	823,385,208	15	2,975
Preferred Stocks	43	—	—
Temporary Cash Investments	5,833,962	156,570	—
Futures Contracts—Assets[1]	14,991	—	—
Swap Contracts—Assets	—	1,347	—
Swap Contracts—Liabilities	—	(17,746)	—
Total	829,234,204	140,186	2,975
1 Represents variation margin on the last day of the reporting period.